UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2017

Item 1.

Reports to Stockholders

Fidelity Advisor® Limited Term Bond Fund Class A, Class T (to be named Class M), Class C and Class I Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	12.8%
AAA	12.7%
AA	3.9%
A	22.8%
BBB	41.9%
BB and Below	4.1%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.3%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	14.0%
AAA	11.3%
AA	4.4%
A	23.4%
BBB	37.7%
BB and Below	4.8%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *,**
Corporate Bonds	70.4%
U.S. Government and U.S. Government Agency Obligations	12.8%
Asset-Backed Securities	7.4%
CMOs and Other Mortgage Related Securities	5.8%
Municipal Bonds	0.3%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 17.3%

 ** Futures and Swaps - 0.0%

As of August 31, 2016 *,**
Corporate Bonds	66.8%
U.S. Government and U.S. Government Agency Obligations	14.0%
Asset-Backed Securities	7.1%
CMOs and Other Mortgage Related Securities	5.4%
Municipal Bonds	0.4%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 2.8%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$5,001,235
1.7% 2/22/19	1,918,000	1,917,916
1.7% 9/9/21	3,613,000	3,508,769
2% 2/14/20	5,000,000	5,007,325
2.125% 10/10/18	500,000	504,272
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	2,000,950
1.5% 7/5/19 (a)	5,000,000	4,939,085
1.65% 5/18/18 (a)	3,000,000	2,995,590
2.25% 3/2/20 (a)	3,020,000	3,018,393
2.3% 1/6/20 (a)	5,000,000	5,012,590
2.375% 8/1/18 (a)	1,000,000	1,008,037
2.45% 5/18/20 (a)	6,415,000	6,428,221
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	5,004,705
2.4% 4/10/18	3,000,000	3,019,227
3% 9/25/17	3,000,000	3,024,663
3.15% 1/15/20	5,000,000	5,095,710
3.2% 7/13/20	5,000,000	5,095,875
4.2% 3/1/21	3,000,000	3,143,862
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	999,459
2.4% 5/22/20 (a)	4,458,000	4,439,276
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	619,320
2.125% 11/20/18 (a)	1,500,000	1,501,749
2.375% 3/22/17 (a)	600,000	600,343
		73,886,572
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,095,854
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
2.1% 12/7/18	742,000	747,259
2.2% 5/26/20	5,000,000	5,010,845
2.75% 12/9/20	5,345,000	5,439,713
		11,197,817
Household Durables - 0.3%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,054,620
4% 2/15/20	3,000,000	3,120,000
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,565,625
		7,740,245
Media - 4.0%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,926,614
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,015,384
CBS Corp. 2.3% 8/15/19	3,663,000	3,674,048
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	15,000,000	15,420,000
Comcast Corp.:
1.625% 1/15/22	15,111,000	14,499,110
6.3% 11/15/17	11,000,000	11,389,268
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,202,192
Discovery Communications LLC 5.05% 6/1/20	322,000	347,130
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,007,929
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,032,651
6.75% 7/1/18	1,141,000	1,211,272
8.25% 4/1/19	500,000	559,013
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,006,216
4.75% 3/29/21	3,683,000	3,953,520
6.875% 6/15/18	5,095,000	5,433,532
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,992,980
6.125% 10/5/17	3,179,000	3,261,819
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,028,110
		102,960,788

TOTAL CONSUMER DISCRETIONARY		196,881,276

CONSUMER STAPLES - 5.4%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,014,980
2.15% 2/1/19	1,500,000	1,513,170
2.65% 2/1/21	12,890,000	13,026,080
3.3% 2/1/23	9,190,000	9,382,080
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	2,310,000	2,327,422
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,869,925
		36,133,657
Food & Staples Retailing - 1.4%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,555,871
2.25% 12/5/18	8,376,000	8,456,577
2.25% 8/12/19	10,000,000	10,069,140
2.8% 7/20/20	1,496,000	1,520,567
Kroger Co.:
3.3% 1/15/21	5,000,000	5,137,750
6.4% 8/15/17	6,827,000	6,978,061
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	2,997,000	3,002,374
		36,720,340
Food Products - 0.9%
Cargill, Inc. 6% 11/27/17 (a)	106,000	109,505
General Mills, Inc. 2.2% 10/21/19	2,000,000	2,015,424
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	611,103
5.375% 2/10/20	5,000,000	5,422,440
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,888,374
2.5% 3/15/20	1,964,000	1,987,827
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,088,277
		23,122,950
Tobacco - 1.7%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,070,710
BAT International Finance PLC:
1.85% 6/15/18 (a)	10,000,000	10,001,550
2.75% 6/15/20 (a)	3,160,000	3,181,643
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	3,906,000	3,915,499
2.05% 7/20/18 (a)	2,866,000	2,869,270
2.95% 7/21/20 (a)	3,000,000	3,036,066
Philip Morris International, Inc.:
1.875% 1/15/19	2,641,000	2,654,239
1.875% 2/25/21	6,954,000	6,828,362
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,742,742
3.25% 6/12/20	1,162,000	1,190,582
4% 6/12/22	1,077,000	1,131,538
		45,622,201

TOTAL CONSUMER STAPLES		141,599,148

ENERGY - 6.0%
Energy Equipment & Services - 0.9%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	854,611
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	617,914
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	2,059,423
5.25% 3/16/18	102,000	102,638
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	1,010,450
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,739,818
3% 12/21/20 (a)	5,000,000	5,088,285
Transocean, Inc. 4.25% 10/15/17 (b)	3,500,000	3,520,650
		22,993,789
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	600,919
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,990,170
1.674% 2/13/18	5,000,000	5,010,165
1.676% 5/3/19	989,000	984,747
2.315% 2/13/20	4,411,000	4,437,047
2.521% 1/15/20	4,688,000	4,738,935
Canadian Natural Resources Ltd.:
1.75% 1/15/18	415,000	415,193
3.45% 11/15/21	7,927,000	8,111,350
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	319,446
Chevron Corp. 1.961% 3/3/20	4,000,000	4,002,148
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,118,420
3.3% 6/1/20	1,439,000	1,466,350
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,363,751
2.2% 5/15/20	1,962,000	1,965,479
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	7,058,055
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	292,000
2.7% 4/1/19	821,000	814,843
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,116
Enbridge, Inc. 1.3842% 6/2/17 (b)	2,613,000	2,614,030
Encana Corp. 6.5% 5/15/19	5,000,000	5,417,400
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,341,487
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	788,673
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,623,295
2.55% 10/15/19	178,000	180,071
2.85% 4/15/21	1,590,000	1,609,415
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,787,976
2.726% 3/1/23	2,954,000	2,959,131
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,755,367
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,773
3.05% 12/1/19	4,285,000	4,359,996
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,244,119
Petro-Canada 6.05% 5/15/18	3,326,000	3,493,660
Petroleos Mexicanos:
3.125% 1/23/19	77,000	77,770
3.5% 7/18/18	5,000,000	5,084,500
3.5% 7/23/20	1,355,000	1,366,856
4.625% 9/21/23	4,535,000	4,544,025
5.375% 3/13/22 (a)	1,440,000	1,506,168
5.5% 2/4/19	2,000,000	2,102,500
6.375% 2/4/21	2,000,000	2,174,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,263,553
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,922,453
5.75% 1/15/20	962,000	1,043,403
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,293,195
Southwestern Energy Co. 5.8% 1/23/20 (b)	864,000	855,360
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	29,929
Spectra Energy Partners LP 2.95% 9/25/18	90,000	91,176
Suncor Energy, Inc. 6.1% 6/1/18	944,000	994,994
Total Capital International SA 2.125% 1/10/19	2,000,000	2,015,312
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,000,000	3,001,791
1.8079% 1/12/18 (b)	2,500,000	2,513,363
1.875% 1/12/18	3,000,000	3,005,445
3.125% 1/15/19	1,693,000	1,725,543
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,261,577
5.375% 6/1/21	600,000	651,211
		134,803,151

TOTAL ENERGY		157,796,940

FINANCIALS - 30.9%
Banks - 16.1%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,036,392
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,271,190
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,620,964
6.369% 6/16/18 (a)	962,000	1,008,849
Bank of America Corp.:
2% 1/11/18	6,200,000	6,228,663
2.25% 4/21/20	6,000,000	6,001,206
2.6% 1/15/19	7,495,000	7,587,616
2.625% 10/19/20	10,000,000	10,068,980
2.625% 4/19/21	13,000,000	13,015,223
2.65% 4/1/19	11,100,000	11,245,832
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,025,590
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.3% 3/5/20 (a)	3,000,000	2,988,018
2.35% 9/8/19 (a)	3,050,000	3,058,586
2.7% 9/9/18 (a)	4,500,000	4,544,033
Barclays PLC:
2% 3/16/18	5,000,000	4,999,825
2.75% 11/8/19	5,331,000	5,372,486
2.875% 6/8/20	3,000,000	3,008,286
3.2% 8/10/21	5,045,000	5,077,041
3.25% 1/12/21	2,046,000	2,065,953
BNP Paribas 2.375% 9/14/17	6,000,000	6,033,480
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,998,575
BPCE SA:
2.5% 12/10/18	5,000,000	5,038,995
2.5% 7/15/19	2,000,000	2,012,392
Capital One NA:
2.35% 8/17/18	500,000	503,332
2.35% 1/31/20	1,000,000	1,001,854
2.4% 9/5/19	2,000,000	2,010,778
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,207,732
Citigroup, Inc.:
1.7% 4/27/18	1,500,000	1,499,546
1.75% 5/1/18	2,870,000	2,870,623
2.05% 6/7/19	2,000,000	2,000,640
2.15% 7/30/18	2,000,000	2,009,458
2.35% 8/2/21	10,000,000	9,850,680
2.4% 2/18/20	4,000,000	4,012,368
2.45% 1/10/20	3,000,000	3,013,701
2.5% 9/26/18	1,500,000	1,514,631
2.5% 7/29/19	2,000,000	2,019,212
2.55% 4/8/19	3,000,000	3,032,976
2.65% 10/26/20	3,000,000	3,017,817
2.7% 3/30/21	5,000,000	5,006,085
4.4% 6/10/25	2,604,000	2,674,545
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,571,341
2.55% 5/13/21	6,501,000	6,484,286
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	411,509
Comerica, Inc. 2.125% 5/23/19	345,000	344,872
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	754,452
2.3% 9/6/19	2,000,000	2,016,924
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,003,404
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,033,736
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,092,214
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	2,002,984
2.3% 5/28/19	5,750,000	5,785,058
3% 10/29/21	1,500,000	1,515,470
Discover Bank:
2% 2/21/18	5,920,000	5,937,280
2.6% 11/13/18	4,000,000	4,043,388
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,254
2.875% 7/27/20	3,200,000	3,253,920
4.5% 6/1/18	3,024,000	3,124,639
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,069,183
HBOS PLC 6.75% 5/21/18 (a)	509,000	535,507
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,565,029
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	4,026,812
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,007,013
2.625% 9/24/18	262,000	264,590
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,873,210
3.15% 3/14/21	3,000,000	3,053,955
7% 12/15/20	180,000	207,030
Huntington National Bank 2.2% 4/1/19	1,000,000	1,001,349
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	5,003,285
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,504,604
2.2% 10/22/19	10,058,000	10,112,333
2.25% 1/23/20	8,000,000	8,038,216
2.35% 1/28/19	1,942,000	1,962,898
2.55% 10/29/20	3,000,000	3,021,825
2.75% 6/23/20	7,000,000	7,119,861
KeyCorp. 2.3% 12/13/18	2,000,000	2,010,460
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	4,006,512
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,871,850
2.95% 3/1/21	4,000,000	4,037,852
2.998% 2/22/22	2,619,000	2,637,789
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,407,514
2.65% 9/25/19 (a)	2,000,000	2,016,798
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,930,826
2.632% 4/12/21 (a)	5,180,000	5,143,756
2.953% 2/28/22	6,000,000	6,002,298
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,239,817
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,007,825
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,100,395
1.8% 11/5/18	2,000,000	2,003,722
2.15% 4/29/21	5,000,000	4,958,005
2.4% 10/18/19	3,000,000	3,032,202
Regions Financial Corp. 3.2% 2/8/21	4,000,000	4,075,876
Royal Bank of Canada:
1.5% 7/29/19	5,000,000	4,954,235
2.125% 3/2/20	5,350,000	5,346,148
4.65% 1/27/26	1,182,000	1,258,629
Royal Bank of Scotland Group PLC:
1.9382% 3/31/17 (b)	8,715,000	8,712,063
3.875% 9/12/23	7,000,000	6,906,963
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,744
2.25% 7/11/19	3,500,000	3,505,866
2.45% 1/10/19	590,000	594,476
2.45% 1/16/20	3,000,000	3,009,465
2.65% 7/23/20	3,000,000	3,001,626
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,471,636
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	931,563
2.5% 5/1/19	550,000	555,708
2.9% 3/3/21	2,828,000	2,864,756
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,957,080
2.25% 11/5/19	2,000,000	2,017,460
2.625% 9/10/18	1,200,000	1,217,935
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,300,164
2.15% 1/15/19	5,500,000	5,542,724
2.6% 7/22/20	13,000,000	13,154,362
Westpac Banking Corp.:
1.6% 8/19/19	5,000,000	4,951,230
2.8% 1/11/22	5,000,000	5,037,360
		420,294,274
Capital Markets - 5.3%
Credit Suisse AG 6% 2/15/18	3,680,000	3,823,546
Credit Suisse Group AG 3.574% 1/9/23 (a)	10,000,000	9,969,970
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,251,044
2.85% 5/10/19	10,968,000	11,024,101
Goldman Sachs Group, Inc.:
1.7634% 12/15/17 (b)	3,000,000	3,009,123
2.375% 1/22/18	8,850,000	8,916,065
2.625% 1/31/19	13,000,000	13,159,380
2.625% 4/25/21	2,097,000	2,096,805
5.95% 1/18/18	1,693,000	1,757,100
6.15% 4/1/18	402,000	421,055
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	351,826
2.75% 12/1/20	2,647,000	2,692,397
Lazard Group LLC 4.25% 11/14/20	543,000	570,090
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,023,640
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	40,985
6.875% 4/25/18	726,000	767,511
Moody's Corp.:
2.75% 7/15/19	8,000,000	8,109,536
2.75% 12/15/21	647,000	644,834
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,726,026
2.5% 1/24/19	1,750,000	1,766,384
2.5% 4/21/21	6,200,000	6,175,386
2.625% 11/17/21	5,350,000	5,306,826
2.65% 1/27/20	11,000,000	11,121,561
4.875% 11/1/22	7,000,000	7,544,236
5.5% 1/26/20	2,000,000	2,176,060
5.625% 9/23/19	112,000	121,326
7.3% 5/13/19	603,000	669,384
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,057,857
Thomson Reuters Corp. 1.65% 9/29/17	5,050,000	5,057,898
UBS AG Stamford Branch:
1.375% 6/1/17	2,832,000	2,833,713
1.375% 8/14/17	6,700,000	6,702,760
1.6971% 3/26/18 (b)	3,000,000	3,014,025
2.375% 8/14/19	2,843,000	2,861,696
		137,764,146
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	915,000	928,304
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	3,039,000
3.25% 11/5/18	3,000,000	3,052,500
4.25% 4/15/21	2,920,000	3,011,250
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,554,003
2.2% 3/3/20	5,000,000	4,994,800
2.25% 5/5/21	4,000,000	3,969,572
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,495,715
Discover Financial Services 5.2% 4/27/22	3,239,000	3,521,771
Ford Motor Credit Co. LLC:
1.684% 9/8/17	1,000,000	1,001,392
1.897% 8/12/19	3,000,000	2,971,677
2.145% 1/9/18	2,500,000	2,509,898
2.24% 6/15/18	6,000,000	6,026,526
2.597% 11/4/19	7,000,000	7,073,402
2.681% 1/9/20	4,063,000	4,104,459
2.875% 10/1/18	2,500,000	2,535,190
3% 6/12/17	4,500,000	4,520,790
3.157% 8/4/20	3,000,000	3,055,557
Hyundai Capital America:
2% 3/19/18 (a)	1,891,000	1,893,169
2% 7/1/19 (a)	3,000,000	2,973,882
2.125% 10/2/17 (a)	2,437,000	2,443,080
2.55% 2/6/19 (a)	4,759,000	4,780,701
2.6% 3/19/20 (a)	2,000,000	1,997,742
2.875% 8/9/18 (a)	2,606,000	2,633,968
Synchrony Financial:
1.875% 8/15/17	173,000	173,140
2.6% 1/15/19	5,887,000	5,935,097
2.7% 2/3/20	2,500,000	2,512,823
3% 8/15/19	3,000,000	3,045,930
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,001,955
1.55% 10/18/19	2,244,000	2,229,836
2% 10/24/18	2,500,000	2,518,700
2.6% 1/11/22	5,500,000	5,528,512
		111,034,341
Diversified Financial Services - 0.9%
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	1,631,000	1,637,185
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,441,793
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,278,917
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,723,726
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,608,027
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,947,364
		23,637,012
Insurance - 4.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,177,663
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,072,780
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,544,378
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,359,168
3.3% 3/1/21	4,987,000	5,111,141
4.875% 6/1/22	1,484,000	1,610,806
5.85% 1/16/18	1,910,000	1,979,444
Aon Corp. 5% 9/30/20	2,178,000	2,358,267
Aon PLC 2.8% 3/15/21	7,000,000	7,013,657
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,016,754
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	259,000	230,510
Hartford Financial Services Group, Inc.:
5.375% 3/15/17	18,000	18,026
5.5% 3/30/20	4,601,000	5,018,614
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	18,160,747
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	499,696
2.35% 3/6/20	5,000,000	5,015,945
2.55% 10/15/18	517,000	523,548
2.75% 1/30/22	2,231,000	2,242,010
3.3% 3/14/23	1,731,000	1,764,685
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,010,731
MetLife, Inc. 1.756% 12/15/17 (b)	269,000	269,458
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	4,431,000	4,435,032
2% 4/14/20 (a)	3,000,000	2,981,202
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,489,987
Pacific LifeCorp 6% 2/10/20 (a)	7,000,000	7,613,137
Pricoa Global Funding I 1.6% 5/29/18 (a)	967,000	966,816
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,211,484
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,621,349
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,379,607
Unum Group 5.625% 9/15/20	2,743,000	3,009,823
		113,706,465

TOTAL FINANCIALS		806,436,238

HEALTH CARE - 6.3%
Biotechnology - 0.9%
AbbVie, Inc.:
1.8% 5/14/18	3,972,000	3,980,830
2.5% 5/14/20	5,952,000	5,982,064
Amgen, Inc.:
1.4301% 5/22/17 (b)	3,000,000	3,001,788
2.125% 5/1/20	1,618,000	1,616,961
2.2% 5/22/19	4,290,000	4,328,589
5.85% 6/1/17	446,000	451,130
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,556,764
2.875% 8/15/20	3,000,000	3,045,147
		23,963,273
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories:
2.35% 11/22/19	5,000,000	5,026,085
2.9% 11/30/21	4,980,000	4,989,029
Becton, Dickinson & Co.:
1.8% 12/15/17	1,149,000	1,151,528
2.675% 12/15/19	287,000	291,300
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,977,853
2.4% 9/15/20	619,000	625,062
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,772,683
2.5% 3/15/20	2,200,000	2,232,470
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,710,328
		22,776,338
Health Care Providers & Services - 1.0%
Aetna, Inc.:
1.9% 6/7/19	3,955,000	3,985,461
2.4% 6/15/21	2,720,000	2,748,073
Cardinal Health, Inc. 1.95% 6/15/18	462,000	463,673
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	264,443
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,499,829
2.25% 6/15/19	1,000,000	1,003,951
McKesson Corp. 2.284% 3/15/19	686,000	689,940
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,129,622
1.9% 7/16/18	3,000,000	3,019,443
2.125% 3/15/21	3,000,000	2,974,437
2.7% 7/15/20	1,361,000	1,391,405
2.875% 12/15/21	2,000,000	2,033,872
WellPoint, Inc.:
1.875% 1/15/18	326,000	326,852
2.25% 8/15/19	2,950,000	2,962,809
		25,493,810
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	881,000	886,292
2.4% 2/1/19	3,086,000	3,115,839
3% 4/15/23	5,000,000	4,940,025
		8,942,156
Pharmaceuticals - 3.1%
Actavis Funding SCS:
2.35% 3/12/18	5,334,000	5,371,909
2.45% 6/15/19	3,277,000	3,296,269
3% 3/12/20	2,684,000	2,732,707
Allergan PLC 1.875% 10/1/17	210,000	210,487
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,863,000	1,862,570
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	4,000,000	4,147,444
Mylan N.V.:
2.5% 6/7/19	9,824,000	9,826,279
3.15% 6/15/21	2,306,000	2,306,745
Perrigo Co. PLC:
2.3% 11/8/18	6,047,000	6,056,772
3.5% 3/15/21	4,556,000	4,625,525
Perrigo Finance PLC 3.5% 12/15/21	3,263,000	3,270,394
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,959,485
2.4% 9/23/21	7,000,000	6,856,577
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	8,234,000	8,125,550
2.2% 7/21/21	11,726,000	11,290,086
2.8% 7/21/23	1,238,000	1,169,549
Zoetis, Inc.:
1.875% 2/1/18	5,445,000	5,458,444
3.45% 11/13/20	493,000	507,801
		82,074,593

TOTAL HEALTH CARE		163,250,170

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,691,005
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,383,517
The Boeing Co. 1.65% 10/30/20	3,000,000	2,965,896
		11,040,418
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	71,828	72,090
6.795% 2/2/20	1,040	1,061
6.9% 7/2/19	5,585	5,641
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	34,279	34,965
8.36% 1/20/19	42,984	44,703
		158,460
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19 (a)	910,000	906,787
2.35% 6/15/21 (a)	1,547,000	1,530,017
		2,436,804
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,933,417
2.8% 12/15/21	3,883,000	3,892,789
3% 12/15/20	5,100,000	5,197,145
		12,023,351
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	265,074
John Deere Capital Corp. 1.6% 7/13/18	590,000	590,895
		855,969
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	414,000	415,382
2.625% 9/4/18	1,628,000	1,643,674
3.375% 6/1/21	8,097,000	8,268,851
3.75% 2/1/22	1,228,000	1,267,290
3.875% 4/1/21	500,000	518,750
4.75% 3/1/20	605,000	642,399
		12,756,346

TOTAL INDUSTRIALS		39,271,348

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,012,084
2.125% 3/1/19	1,500,000	1,516,760
2.45% 6/15/20	3,000,000	3,050,346
		7,579,190
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,426,617
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,293,488
4.42% 6/15/21 (a)	4,200,000	4,407,274
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,017,331
2.375% 12/17/18	4,049,000	4,083,906
6.55% 10/1/17	4,476,000	4,605,321
		21,833,937
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	773,000	779,989
3.65% 8/22/18	3,111,000	3,184,510
		3,964,499
Software - 0.3%
Oracle Corp.:
1.9% 9/15/21	5,000,000	4,908,760
2.25% 10/8/19	1,552,000	1,573,860
		6,482,620
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	871,167
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,052,368
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,600,293
2.95% 3/15/17	1,057,000	1,057,685
		8,581,513

TOTAL INFORMATION TECHNOLOGY		48,441,759

MATERIALS - 0.7%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,343,022
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,700
1.55% 1/12/18	2,500,000	2,502,580
Monsanto Co. 2.125% 7/15/19	3,000,000	3,007,389
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,074
		11,806,765
Metals & Mining - 0.3%
Anglo American Capital PLC 3.625% 5/14/20 (a)	1,513,000	1,537,586
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	661,978
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	668,325
2.375% 3/15/18	4,000,000	3,980,000
		6,847,889

TOTAL MATERIALS		18,654,654

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,528
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,294,363
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,838,178
5.875% 10/15/19	446,000	485,654
DDR Corp.:
3.5% 1/15/21	360,000	365,268
4.25% 2/1/26	1,865,000	1,871,986
4.75% 4/15/18	1,634,000	1,674,234
7.5% 4/1/17	389,000	390,835
Duke Realty LP 6.75% 3/15/20	35,000	39,179
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,654,965
3.375% 6/1/25	3,000,000	2,994,426
5.75% 6/15/17	442,000	447,549
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	4,997,885
5.9% 4/1/20	5,000	5,519
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,029,142
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	251,168
4.7% 9/15/17	2,436,000	2,476,691
HRPT Properties Trust 6.65% 1/15/18	95,000	96,666
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,924,016
Select Income REIT 2.85% 2/1/18	1,515,000	1,526,728
Simon Property Group LP:
2.2% 2/1/19	462,000	465,799
2.35% 1/30/22	1,046,000	1,033,068
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	443,574
		30,508,421
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	52,519
5.7% 5/1/17	369,000	371,411
Digital Realty Trust LP:
3.4% 10/1/20	1,735,000	1,774,303
3.625% 10/1/22	1,040,000	1,061,768
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,048,840
Liberty Property LP 4.75% 10/1/20	1,045,000	1,113,151
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	439,666
4.5% 4/18/22	185,000	187,865
Tanger Properties LP 6.125% 6/1/20	606,000	668,866
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,881,895
3.125% 6/15/23	591,000	582,011
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,748,119
4% 4/30/19	11,000,000	11,410,036
4.25% 3/1/22	4,000,000	4,222,460
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,090,635
		29,653,545

TOTAL REAL ESTATE		60,161,966

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,830,241
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,618,979
2.375% 11/27/18	10,000,000	10,089,500
2.45% 6/30/20	1,563,000	1,565,351
2.8% 2/17/21	4,000,000	4,009,432
5.875% 10/1/19	5,034,000	5,494,530
BellSouth Corp. 4.4% 4/26/17 (a)(b)	5,000,000	5,027,025
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,324,981
CenturyLink, Inc. 6.15% 9/15/19	592,000	631,960
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	619,366
1.75% 8/15/21	15,000,000	14,373,720
2.625% 2/21/20	2,913,000	2,949,651
3% 11/1/21	4,318,000	4,355,152
3.65% 9/14/18	6,000,000	6,178,854
4.5% 9/15/20	4,000,000	4,266,184
6.1% 4/15/18	3,425,000	3,596,548
		70,931,474
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,622,162
5.45% 6/10/19	2,000,000	2,148,556
		4,770,718

TOTAL TELECOMMUNICATION SERVICES		75,702,192

UTILITIES - 4.4%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	526,318
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,426
Duke Energy Corp.:
1.625% 8/15/17	3,304,000	3,306,927
1.8% 9/1/21	1,354,000	1,309,704
2.1% 6/15/18	5,395,000	5,421,128
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	53,672
Edison International:
2.95% 3/15/23	730,000	732,751
3.75% 9/15/17	431,000	435,835
Eversource Energy:
1.45% 5/1/18	153,000	152,529
2.5% 3/15/21	896,000	889,879
Exelon Corp. 2.85% 6/15/20	2,479,000	2,513,518
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,710,252
4.25% 3/15/23	600,000	625,637
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	245,625
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,621,080
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,194,012
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,654,417
6.5% 8/1/18	273,000	291,269
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,904,000	2,906,375
1.649% 9/1/18	950,000	948,656
PacifiCorp 5.5% 1/15/19	2,750,000	2,942,217
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	117,288
PG&E Corp. 2.4% 3/1/19	74,000	74,521
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,026,918
Southern Co.:
1.85% 7/1/19	3,000,000	2,988,780
2.35% 7/1/21	5,250,000	5,181,818
TECO Finance, Inc.:
1.6101% 4/10/18 (b)	3,000,000	3,001,698
5.15% 3/15/20	252,000	269,418
Xcel Energy, Inc.:
1.2% 6/1/17	3,153,000	3,150,670
2.4% 3/15/21	1,050,000	1,048,337
		57,530,675
Gas Utilities - 0.0%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,120,208
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	557,000	556,088
2.7% 6/15/21	548,000	544,989
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,500,000	2,591,483
Southern Power Co.:
1.85% 12/1/17	704,000	705,389
2.375% 6/1/20	1,087,000	1,086,346
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,898,869
		8,383,164
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	63,998
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	1,000,001
2% 11/15/18	544,000	545,588
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,357,182
2% 5/15/21	1,538,000	1,508,034
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,220,433
1.9% 6/15/18	2,540,000	2,538,661
2% 8/15/21	843,000	821,699
2.5% 12/1/19	10,382,000	10,492,537
3.2982% 9/30/66 (b)	651,000	531,151
3.8232% 6/30/66 (b)	567,000	520,223
NiSource Finance Corp.:
3.85% 2/15/23	700,000	721,779
5.45% 9/15/20	43,000	47,174
6.4% 3/15/18	888,000	930,700
NSTAR 4.5% 11/15/19	2,500,000	2,652,713
Public Service Enterprise Group, Inc. 2% 11/15/21	1,782,000	1,723,684
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,113,926
Sempra Energy:
1.625% 10/7/19	4,189,000	4,147,969
2.3% 4/1/17	4,935,000	4,939,471
2.4% 3/15/20	1,890,000	1,893,557
2.85% 11/15/20	1,392,000	1,413,050
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,004,975
2.45% 6/15/20	2,901,000	2,914,545
6.25% 5/15/67 (b)	454,000	413,708
		48,516,758

TOTAL UTILITIES		115,550,805

TOTAL NONCONVERTIBLE BONDS
(Cost $1,819,712,290)		1,823,746,496

U.S. Treasury Obligations - 11.5%
U.S. Treasury Notes:
0.75% 7/15/19	$37,726,000	$37,204,325
1.125% 7/31/21	45,000,000	43,618,365
1.375% 2/15/20	11,830,000	11,791,186
1.375% 3/31/20	69,683,000	69,353,593
1.375% 1/31/21	45,000,000	44,363,655
1.75% 12/31/20	20,000,000	20,014,840
2.125% 2/29/24	9,915,000	9,873,169
2.25% 3/31/21	55,000,000	56,024,815
2.25% 1/31/24	8,287,000	8,322,286
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $303,390,992)		300,566,234

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
2.54% 6/1/42 (b)	43,327	44,930
2.699% 2/1/42 (b)	397,870	412,177
2.772% 1/1/42 (b)	291,246	301,751
2.81% 12/1/33 (b)	523,614	552,237
2.812% 7/1/35 (b)	62,315	65,785
2.943% 9/1/41 (b)	23,888	24,747
2.956% 11/1/36 (b)	99,643	103,288
2.961% 3/1/40 (b)	88,686	94,113
2.973% 11/1/40 (b)	18,359	19,362
2.975% 10/1/41 (b)	16,401	17,321
3.031% 1/1/40 (b)	120,982	127,964
3.124% 4/1/35 (b)	289,649	303,980
3.187% 3/1/40 (b)	66,719	70,731
3.241% 7/1/41 (b)	38,472	40,430
3.364% 10/1/41 (b)	21,203	22,082
3.435% 12/1/39 (b)	27,002	28,713
3.5% 7/1/26 to 10/1/29	3,273,393	3,436,596
3.55% 7/1/41 (b)	51,259	53,493
4.5% 3/1/35	30,953	33,388
6% 4/1/17	2	2
6.5% 7/1/17 to 8/1/36	387,338	444,507
7% 9/1/18 to 6/1/33	246,709	287,535
7.5% 8/1/17 to 3/1/28	71,816	83,084
8.5% 5/1/21 to 9/1/25	4,911	5,578
9.5% 2/1/25	322	340
10.5% 8/1/20	2,869	3,010

TOTAL FANNIE MAE		6,577,144

Freddie Mac - 0.1%
2.916% 4/1/40 (b)	70,928	75,022
2.998% 2/1/40 (b)	95,749	101,655
3.03% 4/1/40 (b)	69,274	73,536
3.198% 9/1/41 (b)	28,424	29,804
3.231% 4/1/41 (b)	23,760	24,646
3.282% 6/1/41 (b)	31,965	33,630
3.392% 5/1/41 (b)	24,498	26,053
3.5% 8/1/26	2,280,106	2,388,281
3.626% 5/1/41 (b)	33,516	35,255
3.665% 6/1/41 (b)	36,507	38,415
4.5% 8/1/18	75,057	76,682
5% 3/1/19	137,087	140,190
8.5% 9/1/24 to 8/1/27	26,137	30,681

TOTAL FREDDIE MAC		3,073,850

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	61,416	71,052
7.5% 2/15/28 to 10/15/28	3,297	3,888
8% 6/15/24	34	39
8.5% 10/15/21	19,391	21,450
11% 7/20/19 to 8/20/19	689	725

TOTAL GINNIE MAE		97,154

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,689,916)		9,748,148

Asset-Backed Securities - 7.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$56,669	$54,388
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	29,069	28,824
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,491
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,067,869
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,425,159
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,872,277
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,003,099
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,130,489
American Express Credit Account Master Trust Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,783,392
AmeriCredit Automobile Receivables Trust:
Series 2014-2 Class A3, 0.94% 2/8/19	230,241	230,187
Series 2014-4 Class A3, 1.27% 7/8/19	269,019	269,017
Series 2015-2 Class A3, 1.27% 1/8/20	2,490,593	2,489,258
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,891,640
Series 2016-2 Class A2A, 1.42% 10/8/19	1,851,001	1,851,593
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	4,390	4,243
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	10,238	8,636
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	4,092	3,890
Series 2004-W11 Class M2, 1.8283% 11/25/34 (b)	58,719	58,426
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	154,693	149,283
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	125,727	43,895
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (b)	126,078	115,229
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (b)	2,266	27
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	4,899,000	4,895,885
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.9033% 2/25/35 (b)	345,711	317,130
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	441,271	441,293
Series 2015-2 Class A2, 1.39% 9/20/18	1,238,154	1,238,742
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,202,766
Series 2016-A4 Class A4, 1.4% 6/15/22	4,860,000	4,810,062
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	205,465	153,712
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,006,301
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	1,796,961	1,796,552
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	4,201,000	4,198,761
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	992,104	992,571
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,922,423
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (b)	9,741	9,680
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	6,298	5,903
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	7,123	6,830
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	2,885,583	2,885,471
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,780,943
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,628,298
Series 2016-A4 Class A4, 1.39% 3/15/22	5,019,000	4,969,570
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	923,502	922,813
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,201,224	1,199,990
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,331,000	2,326,703
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,568,000	2,568,840
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (b)	4,436	3,918
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	27,336	25,998
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,407,874	2,425,869
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,224,709
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,786,335
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,232,031
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,939,357
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,413,844
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,997,400
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,593,712
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,807,909
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (b)	81,136	75,248
Class M4, 1.7911% 1/25/35 (b)	39,567	20,650
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	194,023	163,360
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	61,314	58,130
Class B, 1.05% 11/15/34 (a)(b)	22,247	20,702
Class C, 1.15% 11/15/34 (a)(b)	36,716	33,859
Class D, 1.52% 11/15/34 (a)(b)	13,927	12,617
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	244,470	244,480
Series 2015-1 Class A3, 1.53% 9/20/18	2,250,269	2,252,582
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,732,699
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,157,543
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	4,092,000	4,087,543
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	19,112	1,526
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	29,146	27,455
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	2,817	2,700
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	141,116	101,721
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,967,944
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,146,012
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	392,000	203,137
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	30,008	551
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,798,000	4,758,801
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	11,780	10,432
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	20,520	19,775
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	255	142
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	136,243	131,918
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	4,895	4,451
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	47,635	44,937
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	19,732	18,362
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	15,997	558
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	1,002,360	1,002,723
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	3,976,828	3,968,989
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	162,650	154,924
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,499,933
Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,415,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	58,372	56,423
Class M4, 2.9461% 9/25/34 (b)	77,891	49,708
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	126,217	119,608
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	582	533
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	259,586	259,775
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	63,275	60,572
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.76% 3/25/20 (a)	2,886,000	2,871,559
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	33,899	33,702
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	4,016	3,634
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,004,374
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	3,396,000	3,393,353
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	2,472	2,329
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	304,000	147,440
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,038,157
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,251,647
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,101,492
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,037,952	2,038,767
TOTAL ASSET-BACKED SECURITIES
(Cost $191,754,794)		192,280,837

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(b)	421,852	433,405
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,394,287
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	49,611	47,170
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (a)(b)	7,000,000	6,998,663
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	455,422	455,604
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	30,697	22,339
Class B6, 3.6133% 6/10/35 (a)(b)	51,067	30,819
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	2,368	2,326

TOTAL PRIVATE SPONSOR		9,384,613

U.S. Government Agency - 0.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	249,482	258,640
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	6,460,050	6,479,509
Series 2014-57 Class A, 3% 9/25/44	1,750,182	1,769,140
Series 2015-28 Class JE, 3% 5/25/45	4,563,014	4,673,911
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	181,452	186,120
Series 3777 Class AC, 3.5% 12/15/25	391,174	403,071
Series 3949 Class MK, 4.5% 10/15/34	170,099	180,039
Series 4472 Class WL, 3% 5/15/45	2,070,141	2,120,084
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (c)	6,910,542	6,982,875

TOTAL U.S. GOVERNMENT AGENCY		23,053,389

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,782,782)		32,438,002

Commercial Mortgage Securities - 5.5%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	255,668	258,940
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(d)	22,110	283
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.492% 2/10/51	2,116,198	2,132,720
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.612% 7/15/49	2,685,000	2,714,296
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.92% 5/15/32 (a)(b)	1,927,035	1,927,098
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	7,408,000	7,595,548
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	2,766	2,575
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	71,524	62,423
Class B1, 2.1783% 1/25/36 (a)(b)	3,182	2,486
Class M1, 1.2283% 1/25/36 (a)(b)	23,072	19,403
Class M2, 1.2483% 1/25/36 (a)(b)	6,922	5,668
Class M3, 1.2783% 1/25/36 (a)(b)	10,109	8,239
Class M4, 1.3883% 1/25/36 (a)(b)	5,591	4,698
Class M5, 1.4283% 1/25/36 (a)(b)	5,591	4,195
Class M6, 1.4783% 1/25/36 (a)(b)	5,938	4,487
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	3,044	2,546
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	47,244	41,041
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	49,933	43,237
Class A2, 1.0761% 7/25/37 (a)(b)	46,683	40,071
Class M1, 1.1261% 7/25/37 (a)(b)	16,393	12,734
Class M2, 1.1661% 7/25/37 (a)(b)	8,856	6,847
Class M3, 1.2461% 7/25/37 (a)(b)	6,925	4,940
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	43,117	36,333
Class M1, 1.0661% 7/25/37 (a)(b)	9,565	7,542
Class M2, 1.0961% 7/25/37 (a)(b)	10,262	7,826
Class M3, 1.1261% 7/25/37 (a)(b)	15,831	11,804
Class M4, 1.2561% 7/25/37 (a)(b)	25,048	16,803
Class M5, 1.3561% 7/25/37 (a)(b)	12,252	6,383
Series 2007-4A Class M1, 1.7283% 9/25/37 (a)(b)	5,844	1,438
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	3,239	3,226
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	543,325	550,650
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(b)	4,978,314	4,989,211
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,926,598
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	837,000	856,074
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,407,214
Series 2016-P4 Class A2, 2.446% 7/10/49	1,073,000	1,076,970
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	1,684,000	1,742,445
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,642,814
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,202,381
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,033,178
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	805,080
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,006,039
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	1,995,264
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	973,263
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.096% 12/10/49 (b)	3,033,558	3,085,933
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	544,377	545,631
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (a)(b)	264,000	263,666
Class C, 3.0172% 3/15/28 (a)(b)	257,000	256,827
Class D, 3.9672% 3/15/28 (a)(b)	1,003,000	1,003,044
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(b)	934,453	938,125
Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,411,790
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,078,495
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	111,921	111,877
Series 2007-C1 Class A1A, 5.483% 12/10/49	1,734,119	1,734,508
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(b)	165,988	164,668
Series 2016-ICE2 Class A, 2.6972% 2/15/33 (a)(b)	2,828,000	2,853,718
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,553,000	2,659,529
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,718,000	3,748,751
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,061,000	1,061,934
Class A5, 2.943% 2/10/46	2,028,000	2,053,520
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	737,342
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	858,742
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,764,000	1,819,694
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,566,337
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,035,465
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,912,557
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	944,186
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,602,503
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9343% 12/15/49	3,027,000	3,100,468
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.67% 4/15/27 (a)(b)	1,012,823	1,001,243
Series 2014-FL5 Class A, 1.7472% 7/15/31 (a)(b)	1,056,206	1,058,546
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	1,229,212	1,230,601
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	16,194	16,227
Series 2007-LDPX Class A3, 5.42% 1/15/49	357,670	357,387
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,502,369	1,538,312
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(b)	1,811,000	1,827,959
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,104,249	1,124,266
Morgan Stanley BAML Trust:
sequential payer Series 2012-C6 Class A4, 2.858% 11/15/45	4,544,000	4,616,954
Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	831,106
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,192,556
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	40,774	40,815
sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	6,000,000	6,554,941
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,964,610
Series 2007-IQ14 Class A4, 5.692% 4/15/49	728,639	728,034
Series 2007-T27 Class A1A, 5.6411% 6/11/42 (b)	508,833	512,200
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,922,000	2,916,932
Class B, 4.181% 11/15/34 (a)	1,031,000	1,031,068
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(b)	2,027,000	2,026,363
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,836,357
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-34 Class A1A, 5.608% 5/15/46	6,095,886	6,165,010
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	1,032,233	1,034,807
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (b)	1,058,073	1,060,121
Class A5, 5.9654% 2/15/51 (b)	143,000	144,338
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	58,284	58,167
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.1172% 6/15/29 (a)(b)	2,645,000	2,654,361
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	762,000	775,340
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,373,000	1,414,674
Series 2016-C35 Class A2, 2.495% 7/15/48	859,000	862,744
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.03% 12/15/49	2,128,000	2,190,522
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,245,000	4,615,289
Series 2013-C12 Class ASB, 2.838% 3/15/48	541,000	550,462
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,166,247
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,323,979
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $144,596,471)		143,164,859

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,701,339
Series 2011:
5.665% 3/1/18	630,000	649,832
5.877% 3/1/19	4,715,000	4,976,871
Series 2013, 2.69% 12/1/17	500,000	499,720
TOTAL MUNICIPAL SECURITIES
(Cost $8,831,811)		8,827,762

Bank Notes - 1.9%
Bank of America NA 1.75% 6/5/18	2,000,000	2,006,164
Capital One Bank U.S.A. NA 2.25% 2/13/19	1,000,000	1,004,514
Capital One NA:
1.65% 2/5/18	3,000,000	3,001,881
1.85% 9/13/19	3,000,000	2,979,096
Citizens Bank NA 2.3% 12/3/18	1,384,000	1,391,503
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	2,024,584
3.1% 6/4/20	3,590,000	3,653,539
Fifth Third Bank:
2.375% 4/25/19	2,000,000	2,021,458
2.875% 10/1/21	2,000,000	2,027,362
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,057,940
KeyBank NA:
1.65% 2/1/18	397,000	397,856
2.35% 3/8/19	2,000,000	2,018,182
2.5% 12/15/19	3,783,000	3,826,187
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	3,000,759
2.3% 1/30/19	1,100,000	1,111,672
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,162,685
Regions Bank 7.5% 5/15/18	250,000	265,884
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,016,548
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,031,545
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,199,577
Wachovia Bank NA 6% 11/15/17	570,000	587,947
TOTAL BANK NOTES
(Cost $48,506,206)		48,786,883

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/12/17
(Cost $4,956,667)	5,000,000	4,958,078
	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (e)
(Cost $17,887,381)	172,450	17,881,321

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.60% (f)
(Cost $29,991,559)	29,984,894	29,990,891
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,612,100,869)		2,612,389,511
NET OTHER ASSETS (LIABILITIES) - 0.0%		(485,054)
NET ASSETS - 100%		$2,611,904,457

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,669,027 or 16.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,730
Fidelity Specialized High Income Central Fund	474,630
Total	$594,360

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$17,246,563	$523,627	$--	$17,881,321	2.3%
Total	$17,246,563	$523,627	$--	$17,881,321

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,823,746,496	$--	$1,823,746,496	$--
U.S. Government and Government Agency Obligations	300,566,234	--	300,566,234	--
U.S. Government Agency - Mortgage Securities	9,748,148	--	9,748,148	--
Asset-Backed Securities	192,280,837	--	192,133,370	147,467
Collateralized Mortgage Obligations	32,438,002	--	32,384,844	53,158
Commercial Mortgage Securities	143,164,859	--	143,164,859	--
Municipal Securities	8,827,762	--	8,827,762	--
Bank Notes	48,786,883	--	48,786,883	--
Commercial Paper	4,958,078	--	4,958,078	--
Fixed-Income Funds	17,881,321	17,881,321	--	--
Money Market Funds	29,990,891	29,990,891	--	--
Total Investments in Securities:	$2,612,389,511	$47,872,212	$2,564,316,674	$200,625

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.7%
United Kingdom	4.5%
Canada	2.6%
Japan	2.0%
Netherlands	1.9%
Ireland	1.4%
France	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,564,221,929)	$2,564,517,299
Fidelity Central Funds (cost $47,878,940)	47,872,212
Total Investments (cost $2,612,100,869)		$2,612,389,511
Cash		48,029
Receivable for investments sold		30,097,098
Receivable for fund shares sold		6,132,648
Interest receivable		14,713,110
Distributions receivable from Fidelity Central Funds		14,895
Total assets		2,663,395,291
Liabilities
Payable for investments purchased	$42,429,706
Payable for fund shares redeemed	7,551,997
Distributions payable	295,710
Accrued management fee	670,793
Distribution and service plan fees payable	184,394
Other affiliated payables	358,223
Other payables and accrued expenses	11
Total liabilities		51,490,834
Net Assets		$2,611,904,457
Net Assets consist of:
Paid in capital		$2,629,394,538
Undistributed net investment income		2,859,060
Accumulated undistributed net realized gain (loss) on investments		(20,637,783)
Net unrealized appreciation (depreciation) on investments		288,642
Net Assets		$2,611,904,457
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($350,392,435 ÷ 30,580,526 shares)		$11.46
Maximum offering price per share (100/97.25 of $11.46)		$11.78
Class T:
Net Asset Value and redemption price per share ($181,220,878 ÷ 15,806,916 shares)		$11.46
Maximum offering price per share (100/97.25 of $11.46)		$11.78
Class C:
Net Asset Value and offering price per share ($86,869,764 ÷ 7,598,862 shares)(a)		$11.43
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,440,821,686 ÷ 125,428,835 shares)		$11.49
Class I:
Net Asset Value, offering price and redemption price per share ($552,599,694 ÷ 48,096,609 shares)		$11.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$26,375,500
Income from Fidelity Central Funds		594,360
Total income		26,969,860
Expenses
Management fee	$4,013,226
Transfer agent fees	1,620,782
Distribution and service plan fees	1,155,471
Fund wide operations fee	520,666
Independent trustees' fees and expenses	5,323
Miscellaneous	4,125
Total expenses before reductions	7,319,593
Expense reductions	(1,056)	7,318,537
Net investment income (loss)		19,651,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,306,537)
Fidelity Central Funds	16,241
Swaps	11
Capital gain distributions from Fidelity Central Funds	48,996
Total net realized gain (loss)		(1,241,289)
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,358,149)
Swaps	6
Total change in net unrealized appreciation (depreciation)		(24,358,143)
Net gain (loss)		(25,599,432)
Net increase (decrease) in net assets resulting from operations		$(5,948,109)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,651,323	$34,135,463
Net realized gain (loss)	(1,241,289)	1,996,257
Change in net unrealized appreciation (depreciation)	(24,358,143)	23,804,916
Net increase (decrease) in net assets resulting from operations	(5,948,109)	59,936,636
Distributions to shareholders from net investment income	(18,244,496)	(32,385,208)
Share transactions - net increase (decrease)	130,592,541	747,404,314
Total increase (decrease) in net assets	106,399,936	774,955,742
Net Assets
Beginning of period	2,505,504,521	1,730,548,779
End of period	$2,611,904,457	$2,505,504,521
Other Information
Undistributed net investment income end of period	$2,859,060	$1,452,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$11.42	$11.52	$11.33	$11.69	$11.45
Income from Investment Operations
Net investment income (loss)A	.076	.179	.170	.232	.243	.289
Net realized and unrealized gain (loss)	(.106)	.132	(.111)	.160	(.384)	.215
Total from investment operations	(.030)	.311	.059	.392	(.141)	.504
Distributions from net investment income	(.070)	(.171)	(.159)	(.202)	(.219)	(.264)
Total distributions	(.070)	(.171)	(.159)	(.202)	(.219)	(.264)
Net asset value, end of period	$11.46	$11.56	$11.42	$11.52	$11.33	$11.69
Total ReturnB,C,D	(.26)%	2.75%	.51%	3.48%	(1.24)%	4.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%G	.76%	.76%	.79%	.82%	.83%
Net investment income (loss)	1.34%G	1.56%	1.48%	2.02%	2.09%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$350,392	$362,481	$304,040	$215,800	$155,980	$192,761
Portfolio turnover rateH	39%G	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.42	$11.53	$11.34	$11.70	$11.45
Income from Investment Operations
Net investment income (loss)A	.076	.178	.170	.234	.246	.292
Net realized and unrealized gain (loss)	(.117)	.142	(.121)	.161	(.384)	.225
Total from investment operations	(.041)	.320	.049	.395	(.138)	.517
Distributions from net investment income	(.069)	(.170)	(.159)	(.205)	(.222)	(.267)
Total distributions	(.069)	(.170)	(.159)	(.205)	(.222)	(.267)
Net asset value, end of period	$11.46	$11.57	$11.42	$11.53	$11.34	$11.70
Total ReturnB,C,D	(.35)%	2.83%	.42%	3.50%	(1.21)%	4.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.77%	.80%	.80%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.77%	.80%	.80%
Expenses net of all reductions	.77%G	.76%	.76%	.77%	.80%	.80%
Net investment income (loss)	1.33%G	1.56%	1.48%	2.04%	2.11%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$181,221	$191,505	$193,612	$198,510	$210,150	$265,426
Portfolio turnover rateH	39%G	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.39	$11.50	$11.31	$11.67	$11.42
Income from Investment Operations
Net investment income (loss)A	.032	.090	.081	.143	.155	.204
Net realized and unrealized gain (loss)	(.117)	.142	(.121)	.162	(.384)	.225
Total from investment operations	(.085)	.232	(.040)	.305	(.229)	.429
Distributions from net investment income	(.025)	(.082)	(.070)	(.115)	(.131)	(.179)
Total distributions	(.025)	(.082)	(.070)	(.115)	(.131)	(.179)
Net asset value, end of period	$11.43	$11.54	$11.39	$11.50	$11.31	$11.67
Total ReturnB,C,D	(.73)%	2.05%	(.35)%	2.70%	(1.98)%	3.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of all reductions	1.54%G	1.53%	1.54%	1.56%	1.58%	1.57%
Net investment income (loss)	.56%G	.79%	.71%	1.25%	1.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$86,870	$97,987	$81,929	$64,333	$53,096	$65,425
Portfolio turnover rateH	39%G	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.094	.214	.205	.209
Net realized and unrealized gain (loss)	(.106)	.133	(.110)	.038
Total from investment operations	(.012)	.347	.095	.247
Distributions from net investment income	(.088)	(.207)	(.195)	(.197)
Total distributions	(.088)	(.207)	(.195)	(.197)
Net asset value, end of period	$11.49	$11.59	$11.45	$11.55
Total ReturnC,D	(.11)%	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.45%	.46%G
Net investment income (loss)	1.64%G	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,440,822	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	39%G	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$11.45	$11.55	$11.36	$11.72	$11.48
Income from Investment Operations
Net investment income (loss)A	.091	.209	.200	.262	.273	.319
Net realized and unrealized gain (loss)	(.116)	.142	(.111)	.161	(.385)	.213
Total from investment operations	(.025)	.351	.089	.423	(.112)	.532
Distributions from net investment income	(.085)	(.201)	(.189)	(.233)	(.248)	(.292)
Total distributions	(.085)	(.201)	(.189)	(.233)	(.248)	(.292)
Net asset value, end of period	$11.49	$11.60	$11.45	$11.55	$11.36	$11.72
Total ReturnB,C	(.22)%	3.10%	.78%	3.74%	(.99)%	4.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.53%	.57%	.58%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.53%	.57%	.58%
Expenses net of all reductions	.50%F	.50%	.50%	.53%	.57%	.58%
Net investment income (loss)	1.60%F	1.82%	1.74%	2.28%	2.34%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$552,600	$537,585	$391,808	$174,568	$84,843	$101,234
Portfolio turnover rateG	39%F	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,028,851
Gross unrealized depreciation	(13,009,531)
Net unrealized appreciation (depreciation) on securities	$3,019,320
Tax cost	$2,609,370,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2018	$(17,480,764)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$11	$6

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $478,100,979 and $246,997,383, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$452,755	$71,023
Class T	-%	.25%	233,620	3,946
Class C	.75%	.25%	469,096	75,235
			$1,155,471	$150,204

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,655
Class T	2,231
Class C(a)	7,481
$32,367

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$277,325.15
Class T	152,463.16
Class C	84,181.18
Fidelity Limited Term Bond Fund	700,434.10
Class I	406,379.15
	$1,620,782

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,056.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$2,203,192	$4,761,029
Class T	1,129,275	2,871,639
Class B	–	5,842
Class C	207,140	692,331
Fidelity Limited Term Bond Fund	10,652,016	16,082,729
Class I	4,052,873	7,971,638
Total	$18,244,496	$32,385,208

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	8,791,872	20,292,208	$100,926,187	$232,299,567
Reinvestment of distributions	178,454	383,701	2,047,136	4,391,933
Shares redeemed	(9,736,929)	(15,960,237)	(111,583,394)	(182,641,693)
Net increase (decrease)	(766,603)	4,715,672	$(8,610,071)	$54,049,807
Class T
Shares sold	1,893,817	5,184,484	$21,760,157	$59,323,000
Reinvestment of distributions	91,688	235,748	1,052,153	2,698,835
Shares redeemed	(2,730,291)	(5,817,689)	(31,339,034)	(66,587,159)
Net increase (decrease)	(744,786)	(397,457)	$(8,526,724)	$(4,565,324)
Class B
Shares sold	–	32,756	$–	$373,130
Reinvestment of distributions	–	438	–	4,985
Shares redeemed	–	(113,795)	–	(1,305,693)
Net increase (decrease)	–	(80,601)	$–	$(927,578)
Class C
Shares sold	1,205,104	5,293,797	$13,809,920	$60,296,153
Reinvestment of distributions	16,289	53,649	186,445	611,667
Shares redeemed	(2,115,727)	(4,047,030)	(24,182,450)	(46,268,973)
Net increase (decrease)	(894,334)	1,300,416	$(10,186,085)	$14,638,847
Fidelity Limited Term Bond Fund
Shares sold	44,943,714	83,235,883	$517,100,035	$957,055,992
Reinvestment of distributions	846,599	1,273,968	9,736,363	14,633,176
Shares redeemed	(33,875,210)	(37,243,869)	(388,954,021)	(427,177,020)
Net increase (decrease)	11,915,103	47,265,982	$137,882,377	$544,512,148
Class I
Shares sold	13,606,947	29,985,672	$156,431,604	$344,469,999
Reinvestment of distributions	290,863	549,729	3,345,747	6,312,028
Shares redeemed	(12,164,360)	(18,397,774)	(139,744,307)	(211,085,613)
Net increase (decrease)	1,733,450	12,137,627	$20,033,044	$139,696,414

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.76%
Actual		$1,000.00	$997.40	$3.76
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class T	.77%
Actual		$1,000.00	$996.50	$3.81
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.54%
Actual		$1,000.00	$992.70	$7.61
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$998.90	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$997.80	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

LTB-SANN-0417
1.704556.119

Fidelity® Limited Term Bond Fund Semi-Annual Report February 28, 2017 Fidelity® Limited Term Bond Fund is a class of Fidelity Advisor® Limited Term Bond Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds.

Quality Diversification (% of fund's net assets)

As of February 28, 2017
U.S. Government and U.S. Government Agency Obligations	12.8%
AAA	12.7%
AA	3.9%
A	22.8%
BBB	41.9%
BB and Below	4.1%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	1.3%

As of August 31, 2016
U.S. Government and U.S. Government Agency Obligations	14.0%
AAA	11.3%
AA	4.4%
A	23.4%
BBB	37.7%
BB and Below	4.8%
Short-Term Investments and Net Other Assets	4.4%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of February 28, 2017 *,**
Corporate Bonds	70.4%
U.S. Government and U.S. Government Agency Obligations	12.8%
Asset-Backed Securities	7.4%
CMOs and Other Mortgage Related Securities	5.8%
Municipal Bonds	0.3%
Other Investments	2.0%
Short-Term Investments and Net Other Assets (Liabilities)	1.3%

 * Foreign investments - 17.3%

 ** Futures and Swaps - 0.0%

As of August 31, 2016 *,**
Corporate Bonds	66.8%
U.S. Government and U.S. Government Agency Obligations	14.0%
Asset-Backed Securities	7.1%
CMOs and Other Mortgage Related Securities	5.4%
Municipal Bonds	0.4%
Other Investments	1.9%
Short-Term Investments and Net Other Assets (Liabilities)	4.4%

 * Foreign investments - 14.9%

 ** Futures and Swaps - 0.0%

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.5%
Automobiles - 2.8%
American Honda Finance Corp.:
1.2% 7/14/17	$5,000,000	$5,001,235
1.7% 2/22/19	1,918,000	1,917,916
1.7% 9/9/21	3,613,000	3,508,769
2% 2/14/20	5,000,000	5,007,325
2.125% 10/10/18	500,000	504,272
Daimler Finance North America LLC:
1.375% 8/1/17 (a)	2,000,000	2,000,950
1.5% 7/5/19 (a)	5,000,000	4,939,085
1.65% 5/18/18 (a)	3,000,000	2,995,590
2.25% 3/2/20 (a)	3,020,000	3,018,393
2.3% 1/6/20 (a)	5,000,000	5,012,590
2.375% 8/1/18 (a)	1,000,000	1,008,037
2.45% 5/18/20 (a)	6,415,000	6,428,221
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	5,004,705
2.4% 4/10/18	3,000,000	3,019,227
3% 9/25/17	3,000,000	3,024,663
3.15% 1/15/20	5,000,000	5,095,710
3.2% 7/13/20	5,000,000	5,095,875
4.2% 3/1/21	3,000,000	3,143,862
Volkswagen Group of America Finance LLC:
1.25% 5/23/17 (a)	1,000,000	999,459
2.4% 5/22/20 (a)	4,458,000	4,439,276
Volkswagen International Finance NV:
1.6% 11/20/17 (a)	620,000	619,320
2.125% 11/20/18 (a)	1,500,000	1,501,749
2.375% 3/22/17 (a)	600,000	600,343
		73,886,572
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,095,854
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
2.1% 12/7/18	742,000	747,259
2.2% 5/26/20	5,000,000	5,010,845
2.75% 12/9/20	5,345,000	5,439,713
		11,197,817
Household Durables - 0.3%
D.R. Horton, Inc.:
3.75% 3/1/19	2,000,000	2,054,620
4% 2/15/20	3,000,000	3,120,000
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,565,625
		7,740,245
Media - 4.0%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,926,614
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,015,384
CBS Corp. 2.3% 8/15/19	3,663,000	3,674,048
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	15,000,000	15,420,000
Comcast Corp.:
1.625% 1/15/22	15,111,000	14,499,110
6.3% 11/15/17	11,000,000	11,389,268
COX Communications, Inc. 6.25% 6/1/18 (a)	4,000,000	4,202,192
Discovery Communications LLC 5.05% 6/1/20	322,000	347,130
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	3,007,929
Time Warner Cable, Inc.:
5.85% 5/1/17	4,996,000	5,032,651
6.75% 7/1/18	1,141,000	1,211,272
8.25% 4/1/19	500,000	559,013
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	2,006,216
4.75% 3/29/21	3,683,000	3,953,520
6.875% 6/15/18	5,095,000	5,433,532
Viacom, Inc.:
2.2% 4/1/19	6,000,000	5,992,980
6.125% 10/5/17	3,179,000	3,261,819
Walt Disney Co. 1.85% 5/30/19	6,000,000	6,028,110
		102,960,788

TOTAL CONSUMER DISCRETIONARY		196,881,276

CONSUMER STAPLES - 5.4%
Beverages - 1.4%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	5,014,980
2.15% 2/1/19	1,500,000	1,513,170
2.65% 2/1/21	12,890,000	13,026,080
3.3% 2/1/23	9,190,000	9,382,080
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	2,310,000	2,327,422
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,869,925
		36,133,657
Food & Staples Retailing - 1.4%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,555,871
2.25% 12/5/18	8,376,000	8,456,577
2.25% 8/12/19	10,000,000	10,069,140
2.8% 7/20/20	1,496,000	1,520,567
Kroger Co.:
3.3% 1/15/21	5,000,000	5,137,750
6.4% 8/15/17	6,827,000	6,978,061
Walgreens Boots Alliance, Inc. 1.75% 5/30/18	2,997,000	3,002,374
		36,720,340
Food Products - 0.9%
Cargill, Inc. 6% 11/27/17 (a)	106,000	109,505
General Mills, Inc. 2.2% 10/21/19	2,000,000	2,015,424
Kraft Foods Group, Inc.:
2.25% 6/5/17	610,000	611,103
5.375% 2/10/20	5,000,000	5,422,440
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,888,374
2.5% 3/15/20	1,964,000	1,987,827
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,088,277
		23,122,950
Tobacco - 1.7%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,070,710
BAT International Finance PLC:
1.85% 6/15/18 (a)	10,000,000	10,001,550
2.75% 6/15/20 (a)	3,160,000	3,181,643
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	3,906,000	3,915,499
2.05% 7/20/18 (a)	2,866,000	2,869,270
2.95% 7/21/20 (a)	3,000,000	3,036,066
Philip Morris International, Inc.:
1.875% 1/15/19	2,641,000	2,654,239
1.875% 2/25/21	6,954,000	6,828,362
Reynolds American, Inc.:
2.3% 6/12/18	5,704,000	5,742,742
3.25% 6/12/20	1,162,000	1,190,582
4% 6/12/22	1,077,000	1,131,538
		45,622,201

TOTAL CONSUMER STAPLES		141,599,148

ENERGY - 6.0%
Energy Equipment & Services - 0.9%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	854,611
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	617,914
Noble Holding International Ltd.:
2.5% 3/15/17	2,062,000	2,059,423
5.25% 3/16/18	102,000	102,638
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	1,010,450
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,739,818
3% 12/21/20 (a)	5,000,000	5,088,285
Transocean, Inc. 4.25% 10/15/17 (b)	3,500,000	3,520,650
		22,993,789
Oil, Gas & Consumable Fuels - 5.1%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	600,919
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,990,170
1.674% 2/13/18	5,000,000	5,010,165
1.676% 5/3/19	989,000	984,747
2.315% 2/13/20	4,411,000	4,437,047
2.521% 1/15/20	4,688,000	4,738,935
Canadian Natural Resources Ltd.:
1.75% 1/15/18	415,000	415,193
3.45% 11/15/21	7,927,000	8,111,350
Cenovus Energy, Inc. 5.7% 10/15/19	297,000	319,446
Chevron Corp. 1.961% 3/3/20	4,000,000	4,002,148
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,118,420
3.3% 6/1/20	1,439,000	1,466,350
ConocoPhillips Co.:
1.5% 5/15/18	4,373,000	4,363,751
2.2% 5/15/20	1,962,000	1,965,479
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	7,058,055
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	292,000
2.7% 4/1/19	821,000	814,843
El Paso Natural Gas Co. 5.95% 4/15/17	21,000	21,116
Enbridge, Inc. 1.3842% 6/2/17 (b)	2,613,000	2,614,030
Encana Corp. 6.5% 5/15/19	5,000,000	5,417,400
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,341,487
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	788,673
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,623,295
2.55% 10/15/19	178,000	180,071
2.85% 4/15/21	1,590,000	1,609,415
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,787,976
2.726% 3/1/23	2,954,000	2,959,131
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,755,367
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,773
3.05% 12/1/19	4,285,000	4,359,996
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,244,119
Petro-Canada 6.05% 5/15/18	3,326,000	3,493,660
Petroleos Mexicanos:
3.125% 1/23/19	77,000	77,770
3.5% 7/18/18	5,000,000	5,084,500
3.5% 7/23/20	1,355,000	1,366,856
4.625% 9/21/23	4,535,000	4,544,025
5.375% 3/13/22 (a)	1,440,000	1,506,168
5.5% 2/4/19	2,000,000	2,102,500
6.375% 2/4/21	2,000,000	2,174,500
Phillips 66 Co. 2.95% 5/1/17	1,260,000	1,263,553
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,922,453
5.75% 1/15/20	962,000	1,043,403
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,293,195
Southwestern Energy Co. 5.8% 1/23/20 (b)	864,000	855,360
Spectra Energy Capital, LLC 5.65% 3/1/20	28,000	29,929
Spectra Energy Partners LP 2.95% 9/25/18	90,000	91,176
Suncor Energy, Inc. 6.1% 6/1/18	944,000	994,994
Total Capital International SA 2.125% 1/10/19	2,000,000	2,015,312
TransCanada PipeLines Ltd.:
1.625% 11/9/17	3,000,000	3,001,791
1.8079% 1/12/18 (b)	2,500,000	2,513,363
1.875% 1/12/18	3,000,000	3,005,445
3.125% 1/15/19	1,693,000	1,725,543
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,261,577
5.375% 6/1/21	600,000	651,211
		134,803,151

TOTAL ENERGY		157,796,940

FINANCIALS - 30.9%
Banks - 16.1%
ABN AMRO Bank NV 2.5% 10/30/18 (a)	4,000,000	4,036,392
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,271,190
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,620,964
6.369% 6/16/18 (a)	962,000	1,008,849
Bank of America Corp.:
2% 1/11/18	6,200,000	6,228,663
2.25% 4/21/20	6,000,000	6,001,206
2.6% 1/15/19	7,495,000	7,587,616
2.625% 10/19/20	10,000,000	10,068,980
2.625% 4/19/21	13,000,000	13,015,223
2.65% 4/1/19	11,100,000	11,245,832
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,025,590
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.3% 3/5/20 (a)	3,000,000	2,988,018
2.35% 9/8/19 (a)	3,050,000	3,058,586
2.7% 9/9/18 (a)	4,500,000	4,544,033
Barclays PLC:
2% 3/16/18	5,000,000	4,999,825
2.75% 11/8/19	5,331,000	5,372,486
2.875% 6/8/20	3,000,000	3,008,286
3.2% 8/10/21	5,045,000	5,077,041
3.25% 1/12/21	2,046,000	2,065,953
BNP Paribas 2.375% 9/14/17	6,000,000	6,033,480
BNP Paribas SA 2.375% 5/21/20	3,000,000	2,998,575
BPCE SA:
2.5% 12/10/18	5,000,000	5,038,995
2.5% 7/15/19	2,000,000	2,012,392
Capital One NA:
2.35% 8/17/18	500,000	503,332
2.35% 1/31/20	1,000,000	1,001,854
2.4% 9/5/19	2,000,000	2,010,778
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,207,732
Citigroup, Inc.:
1.7% 4/27/18	1,500,000	1,499,546
1.75% 5/1/18	2,870,000	2,870,623
2.05% 6/7/19	2,000,000	2,000,640
2.15% 7/30/18	2,000,000	2,009,458
2.35% 8/2/21	10,000,000	9,850,680
2.4% 2/18/20	4,000,000	4,012,368
2.45% 1/10/20	3,000,000	3,013,701
2.5% 9/26/18	1,500,000	1,514,631
2.5% 7/29/19	2,000,000	2,019,212
2.55% 4/8/19	3,000,000	3,032,976
2.65% 10/26/20	3,000,000	3,017,817
2.7% 3/30/21	5,000,000	5,006,085
4.4% 6/10/25	2,604,000	2,674,545
Citizens Bank NA:
2.45% 12/4/19	5,526,000	5,571,341
2.55% 5/13/21	6,501,000	6,484,286
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	411,509
Comerica, Inc. 2.125% 5/23/19	345,000	344,872
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	754,452
2.3% 9/6/19	2,000,000	2,016,924
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,003,404
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,033,736
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,092,214
Credit Suisse New York Branch:
1.75% 1/29/18	2,000,000	2,002,984
2.3% 5/28/19	5,750,000	5,785,058
3% 10/29/21	1,500,000	1,515,470
Discover Bank:
2% 2/21/18	5,920,000	5,937,280
2.6% 11/13/18	4,000,000	4,043,388
Fifth Third Bancorp:
2.3% 3/1/19	279,000	281,254
2.875% 7/27/20	3,200,000	3,253,920
4.5% 6/1/18	3,024,000	3,124,639
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,069,183
HBOS PLC 6.75% 5/21/18 (a)	509,000	535,507
HSBC Bank PLC 1.5% 5/15/18 (a)	1,570,000	1,565,029
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	4,026,812
HSBC U.S.A., Inc.:
2.375% 11/13/19	3,000,000	3,007,013
2.625% 9/24/18	262,000	264,590
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,873,210
3.15% 3/14/21	3,000,000	3,053,955
7% 12/15/20	180,000	207,030
Huntington National Bank 2.2% 4/1/19	1,000,000	1,001,349
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	5,003,285
JPMorgan Chase & Co.:
1.625% 5/15/18	4,500,000	4,504,604
2.2% 10/22/19	10,058,000	10,112,333
2.25% 1/23/20	8,000,000	8,038,216
2.35% 1/28/19	1,942,000	1,962,898
2.55% 10/29/20	3,000,000	3,021,825
2.75% 6/23/20	7,000,000	7,119,861
KeyCorp. 2.3% 12/13/18	2,000,000	2,010,460
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	4,006,512
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,871,850
2.95% 3/1/21	4,000,000	4,037,852
2.998% 2/22/22	2,619,000	2,637,789
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,407,514
2.65% 9/25/19 (a)	2,000,000	2,016,798
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,930,826
2.632% 4/12/21 (a)	5,180,000	5,143,756
2.953% 2/28/22	6,000,000	6,002,298
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,239,817
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,007,825
PNC Bank NA:
1.5% 2/23/18	2,100,000	2,100,395
1.8% 11/5/18	2,000,000	2,003,722
2.15% 4/29/21	5,000,000	4,958,005
2.4% 10/18/19	3,000,000	3,032,202
Regions Financial Corp. 3.2% 2/8/21	4,000,000	4,075,876
Royal Bank of Canada:
1.5% 7/29/19	5,000,000	4,954,235
2.125% 3/2/20	5,350,000	5,346,148
4.65% 1/27/26	1,182,000	1,258,629
Royal Bank of Scotland Group PLC:
1.9382% 3/31/17 (b)	8,715,000	8,712,063
3.875% 9/12/23	7,000,000	6,906,963
Sumitomo Mitsui Banking Corp.:
1.8% 7/18/17	940,000	941,744
2.25% 7/11/19	3,500,000	3,505,866
2.45% 1/10/19	590,000	594,476
2.45% 1/16/20	3,000,000	3,009,465
2.65% 7/23/20	3,000,000	3,001,626
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,471,636
SunTrust Banks, Inc.:
2.35% 11/1/18	924,000	931,563
2.5% 5/1/19	550,000	555,708
2.9% 3/3/21	2,828,000	2,864,756
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,957,080
2.25% 11/5/19	2,000,000	2,017,460
2.625% 9/10/18	1,200,000	1,217,935
Wells Fargo & Co.:
1.5% 1/16/18	1,300,000	1,300,164
2.15% 1/15/19	5,500,000	5,542,724
2.6% 7/22/20	13,000,000	13,154,362
Westpac Banking Corp.:
1.6% 8/19/19	5,000,000	4,951,230
2.8% 1/11/22	5,000,000	5,037,360
		420,294,274
Capital Markets - 5.3%
Credit Suisse AG 6% 2/15/18	3,680,000	3,823,546
Credit Suisse Group AG 3.574% 1/9/23 (a)	10,000,000	9,969,970
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,251,044
2.85% 5/10/19	10,968,000	11,024,101
Goldman Sachs Group, Inc.:
1.7634% 12/15/17 (b)	3,000,000	3,009,123
2.375% 1/22/18	8,850,000	8,916,065
2.625% 1/31/19	13,000,000	13,159,380
2.625% 4/25/21	2,097,000	2,096,805
5.95% 1/18/18	1,693,000	1,757,100
6.15% 4/1/18	402,000	421,055
IntercontinentalExchange, Inc.:
2.5% 10/15/18	347,000	351,826
2.75% 12/1/20	2,647,000	2,692,397
Lazard Group LLC 4.25% 11/14/20	543,000	570,090
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,023,640
Merrill Lynch & Co., Inc.:
6.4% 8/28/17	40,000	40,985
6.875% 4/25/18	726,000	767,511
Moody's Corp.:
2.75% 7/15/19	8,000,000	8,109,536
2.75% 12/15/21	647,000	644,834
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,726,026
2.5% 1/24/19	1,750,000	1,766,384
2.5% 4/21/21	6,200,000	6,175,386
2.625% 11/17/21	5,350,000	5,306,826
2.65% 1/27/20	11,000,000	11,121,561
4.875% 11/1/22	7,000,000	7,544,236
5.5% 1/26/20	2,000,000	2,176,060
5.625% 9/23/19	112,000	121,326
7.3% 5/13/19	603,000	669,384
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,057,857
Thomson Reuters Corp. 1.65% 9/29/17	5,050,000	5,057,898
UBS AG Stamford Branch:
1.375% 6/1/17	2,832,000	2,833,713
1.375% 8/14/17	6,700,000	6,702,760
1.6971% 3/26/18 (b)	3,000,000	3,014,025
2.375% 8/14/19	2,843,000	2,861,696
		137,764,146
Consumer Finance - 4.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	915,000	928,304
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	3,039,000
3.25% 11/5/18	3,000,000	3,052,500
4.25% 4/15/21	2,920,000	3,011,250
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,554,003
2.2% 3/3/20	5,000,000	4,994,800
2.25% 5/5/21	4,000,000	3,969,572
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,495,715
Discover Financial Services 5.2% 4/27/22	3,239,000	3,521,771
Ford Motor Credit Co. LLC:
1.684% 9/8/17	1,000,000	1,001,392
1.897% 8/12/19	3,000,000	2,971,677
2.145% 1/9/18	2,500,000	2,509,898
2.24% 6/15/18	6,000,000	6,026,526
2.597% 11/4/19	7,000,000	7,073,402
2.681% 1/9/20	4,063,000	4,104,459
2.875% 10/1/18	2,500,000	2,535,190
3% 6/12/17	4,500,000	4,520,790
3.157% 8/4/20	3,000,000	3,055,557
Hyundai Capital America:
2% 3/19/18 (a)	1,891,000	1,893,169
2% 7/1/19 (a)	3,000,000	2,973,882
2.125% 10/2/17 (a)	2,437,000	2,443,080
2.55% 2/6/19 (a)	4,759,000	4,780,701
2.6% 3/19/20 (a)	2,000,000	1,997,742
2.875% 8/9/18 (a)	2,606,000	2,633,968
Synchrony Financial:
1.875% 8/15/17	173,000	173,140
2.6% 1/15/19	5,887,000	5,935,097
2.7% 2/3/20	2,500,000	2,512,823
3% 8/15/19	3,000,000	3,045,930
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	5,001,955
1.55% 10/18/19	2,244,000	2,229,836
2% 10/24/18	2,500,000	2,518,700
2.6% 1/11/22	5,500,000	5,528,512
		111,034,341
Diversified Financial Services - 0.9%
Berkshire Hathaway Finance Corp. 1.7% 3/15/19	1,631,000	1,637,185
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,441,793
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,278,917
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,723,726
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,608,027
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,947,364
		23,637,012
Insurance - 4.4%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,177,663
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,072,780
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,544,378
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,359,168
3.3% 3/1/21	4,987,000	5,111,141
4.875% 6/1/22	1,484,000	1,610,806
5.85% 1/16/18	1,910,000	1,979,444
Aon Corp. 5% 9/30/20	2,178,000	2,358,267
Aon PLC 2.8% 3/15/21	7,000,000	7,013,657
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,016,754
Great-West Life & Annuity Insurance Co. 3.5753% 5/16/46 (a)(b)	259,000	230,510
Hartford Financial Services Group, Inc.:
5.375% 3/15/17	18,000	18,026
5.5% 3/30/20	4,601,000	5,018,614
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	18,160,747
Marsh & McLennan Companies, Inc.:
2.35% 9/10/19	495,000	499,696
2.35% 3/6/20	5,000,000	5,015,945
2.55% 10/15/18	517,000	523,548
2.75% 1/30/22	2,231,000	2,242,010
3.3% 3/14/23	1,731,000	1,764,685
MassMutual Global Funding II 2.35% 4/9/19 (a)	1,000,000	1,010,731
MetLife, Inc. 1.756% 12/15/17 (b)	269,000	269,458
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	4,431,000	4,435,032
2% 4/14/20 (a)	3,000,000	2,981,202
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,489,987
Pacific LifeCorp 6% 2/10/20 (a)	7,000,000	7,613,137
Pricoa Global Funding I 1.6% 5/29/18 (a)	967,000	966,816
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,211,484
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,621,349
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,379,607
Unum Group 5.625% 9/15/20	2,743,000	3,009,823
		113,706,465

TOTAL FINANCIALS		806,436,238

HEALTH CARE - 6.3%
Biotechnology - 0.9%
AbbVie, Inc.:
1.8% 5/14/18	3,972,000	3,980,830
2.5% 5/14/20	5,952,000	5,982,064
Amgen, Inc.:
1.4301% 5/22/17 (b)	3,000,000	3,001,788
2.125% 5/1/20	1,618,000	1,616,961
2.2% 5/22/19	4,290,000	4,328,589
5.85% 6/1/17	446,000	451,130
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,556,764
2.875% 8/15/20	3,000,000	3,045,147
		23,963,273
Health Care Equipment & Supplies - 0.9%
Abbott Laboratories:
2.35% 11/22/19	5,000,000	5,026,085
2.9% 11/30/21	4,980,000	4,989,029
Becton, Dickinson & Co.:
1.8% 12/15/17	1,149,000	1,151,528
2.675% 12/15/19	287,000	291,300
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,977,853
2.4% 9/15/20	619,000	625,062
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,772,683
2.5% 3/15/20	2,200,000	2,232,470
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,710,328
		22,776,338
Health Care Providers & Services - 1.0%
Aetna, Inc.:
1.9% 6/7/19	3,955,000	3,985,461
2.4% 6/15/21	2,720,000	2,748,073
Cardinal Health, Inc. 1.95% 6/15/18	462,000	463,673
Coventry Health Care, Inc. 5.95% 3/15/17	264,000	264,443
Express Scripts Holding Co.:
1.25% 6/2/17	1,500,000	1,499,829
2.25% 6/15/19	1,000,000	1,003,951
McKesson Corp. 2.284% 3/15/19	686,000	689,940
UnitedHealth Group, Inc.:
1.4% 10/15/17	2,128,000	2,129,622
1.9% 7/16/18	3,000,000	3,019,443
2.125% 3/15/21	3,000,000	2,974,437
2.7% 7/15/20	1,361,000	1,391,405
2.875% 12/15/21	2,000,000	2,033,872
WellPoint, Inc.:
1.875% 1/15/18	326,000	326,852
2.25% 8/15/19	2,950,000	2,962,809
		25,493,810
Life Sciences Tools & Services - 0.4%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	881,000	886,292
2.4% 2/1/19	3,086,000	3,115,839
3% 4/15/23	5,000,000	4,940,025
		8,942,156
Pharmaceuticals - 3.1%
Actavis Funding SCS:
2.35% 3/12/18	5,334,000	5,371,909
2.45% 6/15/19	3,277,000	3,296,269
3% 3/12/20	2,684,000	2,732,707
Allergan PLC 1.875% 10/1/17	210,000	210,487
Bayer U.S. Finance LLC 1.5% 10/6/17 (a)	1,863,000	1,862,570
Forest Laboratories, Inc. 4.375% 2/1/19 (a)	4,000,000	4,147,444
Mylan N.V.:
2.5% 6/7/19	9,824,000	9,826,279
3.15% 6/15/21	2,306,000	2,306,745
Perrigo Co. PLC:
2.3% 11/8/18	6,047,000	6,056,772
3.5% 3/15/21	4,556,000	4,625,525
Perrigo Finance PLC 3.5% 12/15/21	3,263,000	3,270,394
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,959,485
2.4% 9/23/21	7,000,000	6,856,577
Teva Pharmaceutical Finance Netherlands III BV:
1.7% 7/19/19	8,234,000	8,125,550
2.2% 7/21/21	11,726,000	11,290,086
2.8% 7/21/23	1,238,000	1,169,549
Zoetis, Inc.:
1.875% 2/1/18	5,445,000	5,458,444
3.45% 11/13/20	493,000	507,801
		82,074,593

TOTAL HEALTH CARE		163,250,170

INDUSTRIALS - 1.5%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,691,005
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,383,517
The Boeing Co. 1.65% 10/30/20	3,000,000	2,965,896
		11,040,418
Airlines - 0.0%
Continental Airlines, Inc.:
6.648% 3/15/19	71,828	72,090
6.795% 2/2/20	1,040	1,061
6.9% 7/2/19	5,585	5,641
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	34,279	34,965
8.36% 1/20/19	42,984	44,703
		158,460
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19 (a)	910,000	906,787
2.35% 6/15/21 (a)	1,547,000	1,530,017
		2,436,804
Industrial Conglomerates - 0.5%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,933,417
2.8% 12/15/21	3,883,000	3,892,789
3% 12/15/20	5,100,000	5,197,145
		12,023,351
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	265,074
John Deere Capital Corp. 1.6% 7/13/18	590,000	590,895
		855,969
Trading Companies & Distributors - 0.5%
Air Lease Corp.:
2.125% 1/15/18	414,000	415,382
2.625% 9/4/18	1,628,000	1,643,674
3.375% 6/1/21	8,097,000	8,268,851
3.75% 2/1/22	1,228,000	1,267,290
3.875% 4/1/21	500,000	518,750
4.75% 3/1/20	605,000	642,399
		12,756,346

TOTAL INDUSTRIALS		39,271,348

INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	3,012,084
2.125% 3/1/19	1,500,000	1,516,760
2.45% 6/15/20	3,000,000	3,050,346
		7,579,190
Electronic Equipment & Components - 0.8%
Amphenol Corp. 1.55% 9/15/17	1,426,000	1,426,617
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,293,488
4.42% 6/15/21 (a)	4,200,000	4,407,274
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	3,017,331
2.375% 12/17/18	4,049,000	4,083,906
6.55% 10/1/17	4,476,000	4,605,321
		21,833,937
IT Services - 0.2%
The Western Union Co.:
2.875% 12/10/17	773,000	779,989
3.65% 8/22/18	3,111,000	3,184,510
		3,964,499
Software - 0.3%
Oracle Corp.:
1.9% 9/15/21	5,000,000	4,908,760
2.25% 10/8/19	1,552,000	1,573,860
		6,482,620
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	871,167
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,052,368
Xerox Corp.:
2.75% 3/15/19	2,585,000	2,600,293
2.95% 3/15/17	1,057,000	1,057,685
		8,581,513

TOTAL INFORMATION TECHNOLOGY		48,441,759

MATERIALS - 0.7%
Chemicals - 0.4%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,343,022
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,700
1.55% 1/12/18	2,500,000	2,502,580
Monsanto Co. 2.125% 7/15/19	3,000,000	3,007,389
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,074
		11,806,765
Metals & Mining - 0.3%
Anglo American Capital PLC 3.625% 5/14/20 (a)	1,513,000	1,537,586
Corporacion Nacional del Cobre de Chile (Codelco) 3.875% 11/3/21 (a)	630,000	661,978
Freeport-McMoRan, Inc.:
2.3% 11/14/17	670,000	668,325
2.375% 3/15/18	4,000,000	3,980,000
		6,847,889

TOTAL MATERIALS		18,654,654

REAL ESTATE - 2.3%
Equity Real Estate Investment Trusts (REITs) - 1.2%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	201,528
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,294,363
Boston Properties, Inc.:
3.7% 11/15/18	1,787,000	1,838,178
5.875% 10/15/19	446,000	485,654
DDR Corp.:
3.5% 1/15/21	360,000	365,268
4.25% 2/1/26	1,865,000	1,871,986
4.75% 4/15/18	1,634,000	1,674,234
7.5% 4/1/17	389,000	390,835
Duke Realty LP 6.75% 3/15/20	35,000	39,179
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,654,965
3.375% 6/1/25	3,000,000	2,994,426
5.75% 6/15/17	442,000	447,549
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	4,997,885
5.9% 4/1/20	5,000	5,519
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,029,142
Health Care REIT, Inc.:
2.25% 3/15/18	250,000	251,168
4.7% 9/15/17	2,436,000	2,476,691
HRPT Properties Trust 6.65% 1/15/18	95,000	96,666
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,924,016
Select Income REIT 2.85% 2/1/18	1,515,000	1,526,728
Simon Property Group LP:
2.2% 2/1/19	462,000	465,799
2.35% 1/30/22	1,046,000	1,033,068
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	443,574
		30,508,421
Real Estate Management & Development - 1.1%
Brandywine Operating Partnership LP:
4.95% 4/15/18	51,000	52,519
5.7% 5/1/17	369,000	371,411
Digital Realty Trust LP:
3.4% 10/1/20	1,735,000	1,774,303
3.625% 10/1/22	1,040,000	1,061,768
Essex Portfolio LP 5.5% 3/15/17	2,046,000	2,048,840
Liberty Property LP 4.75% 10/1/20	1,045,000	1,113,151
Mack-Cali Realty LP:
2.5% 12/15/17	439,000	439,666
4.5% 4/18/22	185,000	187,865
Tanger Properties LP 6.125% 6/1/20	606,000	668,866
Ventas Realty LP:
1.25% 4/17/17	1,882,000	1,881,895
3.125% 6/15/23	591,000	582,011
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,748,119
4% 4/30/19	11,000,000	11,410,036
4.25% 3/1/22	4,000,000	4,222,460
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,090,635
		29,653,545

TOTAL REAL ESTATE		60,161,966

TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 2.7%
American Electric Power Co., Inc. 1.65% 12/15/17	1,827,000	1,830,241
AT&T, Inc.:
1.4% 12/1/17	1,620,000	1,618,979
2.375% 11/27/18	10,000,000	10,089,500
2.45% 6/30/20	1,563,000	1,565,351
2.8% 2/17/21	4,000,000	4,009,432
5.875% 10/1/19	5,034,000	5,494,530
BellSouth Corp. 4.4% 4/26/17 (a)(b)	5,000,000	5,027,025
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,324,981
CenturyLink, Inc. 6.15% 9/15/19	592,000	631,960
Verizon Communications, Inc.:
1.1% 11/1/17	620,000	619,366
1.75% 8/15/21	15,000,000	14,373,720
2.625% 2/21/20	2,913,000	2,949,651
3% 11/1/21	4,318,000	4,355,152
3.65% 9/14/18	6,000,000	6,178,854
4.5% 9/15/20	4,000,000	4,266,184
6.1% 4/15/18	3,425,000	3,596,548
		70,931,474
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,622,162
5.45% 6/10/19	2,000,000	2,148,556
		4,770,718

TOTAL TELECOMMUNICATION SERVICES		75,702,192

UTILITIES - 4.4%
Electric Utilities - 2.2%
AmerenUE 6.4% 6/15/17	519,000	526,318
Commonwealth Edison Co. 2.15% 1/15/19	188,000	189,426
Duke Energy Corp.:
1.625% 8/15/17	3,304,000	3,306,927
1.8% 9/1/21	1,354,000	1,309,704
2.1% 6/15/18	5,395,000	5,421,128
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	53,672
Edison International:
2.95% 3/15/23	730,000	732,751
3.75% 9/15/17	431,000	435,835
Eversource Energy:
1.45% 5/1/18	153,000	152,529
2.5% 3/15/21	896,000	889,879
Exelon Corp. 2.85% 6/15/20	2,479,000	2,513,518
FirstEnergy Corp.:
2.75% 3/15/18	6,652,000	6,710,252
4.25% 3/15/23	600,000	625,637
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	245,625
IPALCO Enterprises, Inc. 3.45% 7/15/20	2,576,000	2,621,080
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,194,012
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,654,417
6.5% 8/1/18	273,000	291,269
NextEra Energy Capital Holdings, Inc.:
1.586% 6/1/17	2,904,000	2,906,375
1.649% 9/1/18	950,000	948,656
PacifiCorp 5.5% 1/15/19	2,750,000	2,942,217
Pennsylvania Electric Co. 6.05% 9/1/17	115,000	117,288
PG&E Corp. 2.4% 3/1/19	74,000	74,521
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,026,918
Southern Co.:
1.85% 7/1/19	3,000,000	2,988,780
2.35% 7/1/21	5,250,000	5,181,818
TECO Finance, Inc.:
1.6101% 4/10/18 (b)	3,000,000	3,001,698
5.15% 3/15/20	252,000	269,418
Xcel Energy, Inc.:
1.2% 6/1/17	3,153,000	3,150,670
2.4% 3/15/21	1,050,000	1,048,337
		57,530,675
Gas Utilities - 0.0%
Texas Eastern Transmission LP 6% 9/15/17 (a)	1,096,000	1,120,208
Independent Power and Renewable Electricity Producers - 0.3%
Emera U.S. Finance LP:
2.15% 6/15/19	557,000	556,088
2.7% 6/15/21	548,000	544,989
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,500,000	2,591,483
Southern Power Co.:
1.85% 12/1/17	704,000	705,389
2.375% 6/1/20	1,087,000	1,086,346
TransAlta Corp. 1.9% 6/3/17	2,900,000	2,898,869
		8,383,164
Multi-Utilities - 1.9%
Ameren Illinois Co. 6.125% 11/15/17	62,000	63,998
Berkshire Hathaway Energy Co.:
1.1% 5/15/17	1,000,000	1,000,001
2% 11/15/18	544,000	545,588
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,357,182
2% 5/15/21	1,538,000	1,508,034
Dominion Resources, Inc.:
1.4% 9/15/17	3,225,000	3,220,433
1.9% 6/15/18	2,540,000	2,538,661
2% 8/15/21	843,000	821,699
2.5% 12/1/19	10,382,000	10,492,537
3.2982% 9/30/66 (b)	651,000	531,151
3.8232% 6/30/66 (b)	567,000	520,223
NiSource Finance Corp.:
3.85% 2/15/23	700,000	721,779
5.45% 9/15/20	43,000	47,174
6.4% 3/15/18	888,000	930,700
NSTAR 4.5% 11/15/19	2,500,000	2,652,713
Public Service Enterprise Group, Inc. 2% 11/15/21	1,782,000	1,723,684
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,113,926
Sempra Energy:
1.625% 10/7/19	4,189,000	4,147,969
2.3% 4/1/17	4,935,000	4,939,471
2.4% 3/15/20	1,890,000	1,893,557
2.85% 11/15/20	1,392,000	1,413,050
Wisconsin Energy Corp.:
1.65% 6/15/18	3,006,000	3,004,975
2.45% 6/15/20	2,901,000	2,914,545
6.25% 5/15/67 (b)	454,000	413,708
		48,516,758

TOTAL UTILITIES		115,550,805

TOTAL NONCONVERTIBLE BONDS
(Cost $1,819,712,290)		1,823,746,496

U.S. Treasury Obligations - 11.5%
U.S. Treasury Notes:
0.75% 7/15/19	$37,726,000	$37,204,325
1.125% 7/31/21	45,000,000	43,618,365
1.375% 2/15/20	11,830,000	11,791,186
1.375% 3/31/20	69,683,000	69,353,593
1.375% 1/31/21	45,000,000	44,363,655
1.75% 12/31/20	20,000,000	20,014,840
2.125% 2/29/24	9,915,000	9,873,169
2.25% 3/31/21	55,000,000	56,024,815
2.25% 1/31/24	8,287,000	8,322,286
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $303,390,992)		300,566,234

U.S. Government Agency - Mortgage Securities - 0.4%
Fannie Mae - 0.3%
2.54% 6/1/42 (b)	43,327	44,930
2.699% 2/1/42 (b)	397,870	412,177
2.772% 1/1/42 (b)	291,246	301,751
2.81% 12/1/33 (b)	523,614	552,237
2.812% 7/1/35 (b)	62,315	65,785
2.943% 9/1/41 (b)	23,888	24,747
2.956% 11/1/36 (b)	99,643	103,288
2.961% 3/1/40 (b)	88,686	94,113
2.973% 11/1/40 (b)	18,359	19,362
2.975% 10/1/41 (b)	16,401	17,321
3.031% 1/1/40 (b)	120,982	127,964
3.124% 4/1/35 (b)	289,649	303,980
3.187% 3/1/40 (b)	66,719	70,731
3.241% 7/1/41 (b)	38,472	40,430
3.364% 10/1/41 (b)	21,203	22,082
3.435% 12/1/39 (b)	27,002	28,713
3.5% 7/1/26 to 10/1/29	3,273,393	3,436,596
3.55% 7/1/41 (b)	51,259	53,493
4.5% 3/1/35	30,953	33,388
6% 4/1/17	2	2
6.5% 7/1/17 to 8/1/36	387,338	444,507
7% 9/1/18 to 6/1/33	246,709	287,535
7.5% 8/1/17 to 3/1/28	71,816	83,084
8.5% 5/1/21 to 9/1/25	4,911	5,578
9.5% 2/1/25	322	340
10.5% 8/1/20	2,869	3,010

TOTAL FANNIE MAE		6,577,144

Freddie Mac - 0.1%
2.916% 4/1/40 (b)	70,928	75,022
2.998% 2/1/40 (b)	95,749	101,655
3.03% 4/1/40 (b)	69,274	73,536
3.198% 9/1/41 (b)	28,424	29,804
3.231% 4/1/41 (b)	23,760	24,646
3.282% 6/1/41 (b)	31,965	33,630
3.392% 5/1/41 (b)	24,498	26,053
3.5% 8/1/26	2,280,106	2,388,281
3.626% 5/1/41 (b)	33,516	35,255
3.665% 6/1/41 (b)	36,507	38,415
4.5% 8/1/18	75,057	76,682
5% 3/1/19	137,087	140,190
8.5% 9/1/24 to 8/1/27	26,137	30,681

TOTAL FREDDIE MAC		3,073,850

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	61,416	71,052
7.5% 2/15/28 to 10/15/28	3,297	3,888
8% 6/15/24	34	39
8.5% 10/15/21	19,391	21,450
11% 7/20/19 to 8/20/19	689	725

TOTAL GINNIE MAE		97,154

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $9,689,916)		9,748,148

Asset-Backed Securities - 7.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.4833% 4/25/35 (b)	$56,669	$54,388
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.4211% 3/25/34 (b)	29,069	28,824
Ally Master Owner Trust:
Series 2012-4 Class A, 1.72% 7/15/19	292,000	292,491
Series 2012-5 Class A, 1.54% 9/15/19	11,057,000	11,067,869
Series 2014-3 Class A, 1.33% 3/15/19	2,425,000	2,425,159
Series 2014-4 Class A2, 1.43% 6/17/19	3,870,000	3,872,277
Series 2014-5 Class A2, 1.6% 10/15/19	3,000,000	3,003,099
Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,130,489
American Express Credit Account Master Trust Series 2014-4 Class A, 1.43% 6/15/20	3,780,000	3,783,392
AmeriCredit Automobile Receivables Trust:
Series 2014-2 Class A3, 0.94% 2/8/19	230,241	230,187
Series 2014-4 Class A3, 1.27% 7/8/19	269,019	269,017
Series 2015-2 Class A3, 1.27% 1/8/20	2,490,593	2,489,258
Series 2016-1 Class A3, 2.14% 10/8/20	1,888,000	1,891,640
Series 2016-2 Class A2A, 1.42% 10/8/19	1,851,001	1,851,593
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.8283% 12/25/33 (b)	4,390	4,243
Series 2004-R2 Class M3, 1.6033% 4/25/34 (b)	10,238	8,636
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.5583% 3/25/34 (b)	4,092	3,890
Series 2004-W11 Class M2, 1.8283% 11/25/34 (b)	58,719	58,426
Series 2004-W7 Class M1, 1.6033% 5/25/34 (b)	154,693	149,283
Series 2006-W4 Class A2C, 0.9383% 5/25/36 (b)	125,727	43,895
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.5961% 4/25/34 (b)	126,078	115,229
Series 2006-HE2 Class M1, 1.1411% 3/25/36 (b)	2,266	27
Bank of America Credit Card Master Trust Series 2015-A2 Class A, 1.36% 9/15/20	4,899,000	4,895,885
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1.9033% 2/25/35 (b)	345,711	317,130
Capital Auto Receivables Asset Trust:
Series 2015-1 Class A2, 1.42% 6/20/18	441,271	441,293
Series 2015-2 Class A2, 1.39% 9/20/18	1,238,154	1,238,742
Capital One Multi-Asset Execution Trust:
Series 2014-A5 Class A, 1.48% 7/15/20	2,200,000	2,202,766
Series 2016-A4 Class A4, 1.4% 6/15/22	4,860,000	4,810,062
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.9111% 12/25/36 (b)	205,465	153,712
Chase Issuance Trust Series 2015-A2, Class A, 1.59% 2/18/20	3,000,000	3,006,301
Chrysler Capital Auto Receivables Trust:
Series 2015-AA Class A3, 1.22% 7/15/19 (a)	1,796,961	1,796,552
Series 2016-BA Class A2, 1.6% 1/15/20 (a)	4,201,000	4,198,761
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	992,104	992,571
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,922,423
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 6.0283% 3/25/32 (b)	9,741	9,680
Series 2004-3 Class M4, 2.2333% 4/25/34 (b)	6,298	5,903
Series 2004-4 Class M2, 1.5733% 6/25/34 (b)	7,123	6,830
Dell Equipment Finance Trust Series 2015-1 Class A3, 1.3% 3/23/20 (a)	2,885,583	2,885,471
Discover Card Master Trust:
Series 2014-A5 Class A, 1.39% 4/15/20	1,780,000	1,780,943
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,628,298
Series 2016-A4 Class A4, 1.39% 3/15/22	5,019,000	4,969,570
Enterprise Fleet Financing LLC:
Series 2014-2 Class A2, 1.05% 3/20/20 (a)	923,502	922,813
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	1,201,224	1,199,990
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	2,331,000	2,326,703
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	2,568,000	2,568,840
Fannie Mae Series 2004-T5 Class AB3, 1.5005% 5/28/35 (b)	4,436	3,918
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.9461% 8/25/34 (b)	27,336	25,998
Flagship Credit Auto Trust Series 2016-1 Class A, 2.53% 12/15/20 (a)	2,407,874	2,425,869
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,224,709
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,786,335
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,232,031
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,939,357
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,413,844
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,997,400
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,593,712
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,807,909
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.5061% 1/25/35 (b)	81,136	75,248
Class M4, 1.7911% 1/25/35 (b)	39,567	20,650
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.4323% 2/25/47 (a)(b)	194,023	163,360
GE Business Loan Trust Series 2006-2A:
Class A, 0.95% 11/15/34 (a)(b)	61,314	58,130
Class B, 1.05% 11/15/34 (a)(b)	22,247	20,702
Class C, 1.15% 11/15/34 (a)(b)	36,716	33,859
Class D, 1.52% 11/15/34 (a)(b)	13,927	12,617
GM Financial Automobile Leasing Trust:
Series 2014-2A Class A3, 1.22% 1/22/18 (a)	244,470	244,480
Series 2015-1 Class A3, 1.53% 9/20/18	2,250,269	2,252,582
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,732,699
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,157,543
Series 2017-1 Class A1, 2.25% 1/18/22 (a)	4,092,000	4,087,543
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	19,112	1,526
Home Equity Asset Trust:
Series 2003-2 Class M1, 2.0983% 8/25/33 (b)	29,146	27,455
Series 2003-5 Class A2, 1.4711% 12/25/33 (b)	2,817	2,700
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.9683% 1/25/37 (b)	141,116	101,721
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	2,966,000	2,967,944
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,146,012
KeyCorp Student Loan Trust Series 2006-A Class 2C, 2.1471% 3/27/42 (b)	392,000	203,137
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1.0711% 5/25/37 (b)	30,008	551
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,798,000	4,758,801
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.5283% 7/25/34 (b)	11,780	10,432
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.7461% 7/25/34 (b)	20,520	19,775
Series 2006-FM1 Class A2B, 0.8883% 4/25/37 (b)	255	142
Series 2006-OPT1 Class A1A, 1.2911% 6/25/35 (b)	136,243	131,918
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.4583% 8/25/34 (b)	4,895	4,451
Series 2004-NC8 Class M6, 2.6533% 9/25/34 (b)	47,635	44,937
Series 2005-NC1 Class M1, 1.4383% 1/25/35 (b)	19,732	18,362
Series 2005-NC2 Class B1, 2.5333% 3/25/35 (b)	15,997	558
Nationstar HECM Loan Trust:
Series 2016-1A Class A, 2.9813% 2/25/26 (a)	1,002,360	1,002,723
Series 2016-3A Class A, 2.0125% 8/25/26 (a)	3,976,828	3,968,989
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1.2883% 9/25/35 (b)	162,650	154,924
Nissan Master Owner Trust Receivables:
Series 2015-A Class A2, 1.44% 1/15/20	2,500,000	2,499,933
Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,415,727
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.6461% 9/25/34 (b)	58,372	56,423
Class M4, 2.9461% 9/25/34 (b)	77,891	49,708
Series 2005-WCH1 Class M4, 2.0233% 1/25/36 (b)	126,217	119,608
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.5783% 4/25/33 (b)	582	533
Santander Drive Auto Receivables Trust Series 2014-4 Class B, 1.82% 5/15/19	259,586	259,775
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.5733% 3/25/35 (b)	63,275	60,572
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.76% 3/25/20 (a)	2,886,000	2,871,559
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.9134% 6/15/33 (b)	33,899	33,702
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.5033% 9/25/34 (b)	4,016	3,634
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,004,374
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	3,396,000	3,393,353
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.6311% 9/25/34 (b)	2,472	2,329
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.4243% 4/6/42 (a)(b)	304,000	147,440
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,038,157
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,251,647
Volkswagen Credit Auto Master Trust Series 2014-1A Class A2, 1.4% 7/22/19 (a)	3,104,000	3,101,492
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	2,037,952	2,038,767
TOTAL ASSET-BACKED SECURITIES
(Cost $191,754,794)		192,280,837

Collateralized Mortgage Obligations - 1.2%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(b)	421,852	433,405
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,394,287
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (b)	49,611	47,170
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (a)(b)	7,000,000	6,998,663
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (a)	455,422	455,604
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 3.1133% 6/10/35 (a)(b)	30,697	22,339
Class B6, 3.6133% 6/10/35 (a)(b)	51,067	30,819
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 2.1999% 7/20/34 (b)	2,368	2,326

TOTAL PRIVATE SPONSOR		9,384,613

U.S. Government Agency - 0.9%
Fannie Mae:
pass-thru certificates Series 2012-127 Class DH, 4% 11/25/27	249,482	258,640
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	6,460,050	6,479,509
Series 2014-57 Class A, 3% 9/25/44	1,750,182	1,769,140
Series 2015-28 Class JE, 3% 5/25/45	4,563,014	4,673,911
Freddie Mac:
planned amortization class Series 3820 Class DA, 4% 11/15/35	181,452	186,120
Series 3777 Class AC, 3.5% 12/15/25	391,174	403,071
Series 3949 Class MK, 4.5% 10/15/34	170,099	180,039
Series 4472 Class WL, 3% 5/15/45	2,070,141	2,120,084
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (c)	6,910,542	6,982,875

TOTAL U.S. GOVERNMENT AGENCY		23,053,389

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $32,782,782)		32,438,002

Commercial Mortgage Securities - 5.5%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	255,668	258,940
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (b)(d)	22,110	283
Banc of America Commercial Mortgage Trust sequential payer Series 2007-5 Class A4, 5.492% 2/10/51	2,116,198	2,132,720
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.612% 7/15/49	2,685,000	2,714,296
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1.92% 5/15/32 (a)(b)	1,927,035	1,927,098
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	7,408,000	7,595,548
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 2.0533% 12/25/33 (a)(b)	2,766	2,575
Series 2005-4A:
Class A2, 1.1683% 1/25/36 (a)(b)	71,524	62,423
Class B1, 2.1783% 1/25/36 (a)(b)	3,182	2,486
Class M1, 1.2283% 1/25/36 (a)(b)	23,072	19,403
Class M2, 1.2483% 1/25/36 (a)(b)	6,922	5,668
Class M3, 1.2783% 1/25/36 (a)(b)	10,109	8,239
Class M4, 1.3883% 1/25/36 (a)(b)	5,591	4,698
Class M5, 1.4283% 1/25/36 (a)(b)	5,591	4,195
Class M6, 1.4783% 1/25/36 (a)(b)	5,938	4,487
Series 2006-3A Class M4, 1.2083% 10/25/36 (a)(b)	3,044	2,546
Series 2007-1 Class A2, 1.0483% 3/25/37 (a)(b)	47,244	41,041
Series 2007-2A:
Class A1, 1.0261% 7/25/37 (a)(b)	49,933	43,237
Class A2, 1.0761% 7/25/37 (a)(b)	46,683	40,071
Class M1, 1.1261% 7/25/37 (a)(b)	16,393	12,734
Class M2, 1.1661% 7/25/37 (a)(b)	8,856	6,847
Class M3, 1.2461% 7/25/37 (a)(b)	6,925	4,940
Series 2007-3:
Class A2, 1.0461% 7/25/37 (a)(b)	43,117	36,333
Class M1, 1.0661% 7/25/37 (a)(b)	9,565	7,542
Class M2, 1.0961% 7/25/37 (a)(b)	10,262	7,826
Class M3, 1.1261% 7/25/37 (a)(b)	15,831	11,804
Class M4, 1.2561% 7/25/37 (a)(b)	25,048	16,803
Class M5, 1.3561% 7/25/37 (a)(b)	12,252	6,383
Series 2007-4A Class M1, 1.7283% 9/25/37 (a)(b)	5,844	1,438
C-BASS Trust floater Series 2006-SC1 Class A, 1.0411% 5/25/36 (a)(b)	3,239	3,226
CD Commercial Mortgage Trust Series 2007-CD5 Class A1A, 5.8% 11/15/44	543,325	550,650
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(b)	4,978,314	4,989,211
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,926,598
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	837,000	856,074
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,407,214
Series 2016-P4 Class A2, 2.446% 7/10/49	1,073,000	1,076,970
COMM Mortgage Trust:
sequential payer:
Series 2012-LC4 Class A4, 3.288% 12/10/44	1,684,000	1,742,445
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,642,814
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,202,381
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,957,000	4,033,178
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	805,080
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	1,006,039
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	1,995,264
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	973,263
Commercial Mortgage Loan Trust Series 2008-LS1 Class A1A, 6.096% 12/10/49 (b)	3,033,558	3,085,933
Credit Suisse Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.6696% 6/15/39 (b)	544,377	545,631
CSMC Series 2015-TOWN:
Class B, 2.6672% 3/15/28 (a)(b)	264,000	263,666
Class C, 3.0172% 3/15/28 (a)(b)	257,000	256,827
Class D, 3.9672% 3/15/28 (a)(b)	1,003,000	1,003,044
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(b)	934,453	938,125
Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,411,790
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,078,495
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	111,921	111,877
Series 2007-C1 Class A1A, 5.483% 12/10/49	1,734,119	1,734,508
GS Mortgage Securities Trust:
floater:
Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(b)	165,988	164,668
Series 2016-ICE2 Class A, 2.6972% 2/15/33 (a)(b)	2,828,000	2,853,718
sequential payer:
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,553,000	2,659,529
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,718,000	3,748,751
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,061,000	1,061,934
Class A5, 2.943% 2/10/46	2,028,000	2,053,520
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	737,342
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	858,742
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,764,000	1,819,694
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,566,337
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,035,465
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,912,557
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	944,186
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,602,503
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9343% 12/15/49	3,027,000	3,100,468
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-BXH Class A, 1.67% 4/15/27 (a)(b)	1,012,823	1,001,243
Series 2014-FL5 Class A, 1.7472% 7/15/31 (a)(b)	1,056,206	1,058,546
sequential payer:
Series 2007-CB19 Class A4, 5.7342% 2/12/49 (b)	1,229,212	1,230,601
Series 2007-LD11 Class A4, 5.7592% 6/15/49 (b)	16,194	16,227
Series 2007-LDPX Class A3, 5.42% 1/15/49	357,670	357,387
Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	1,502,369	1,538,312
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(b)	1,811,000	1,827,959
LB-UBS Commercial Mortgage Trust Series 2007-C7 Class A3, 5.866% 9/15/45	1,104,249	1,124,266
Morgan Stanley BAML Trust:
sequential payer Series 2012-C6 Class A4, 2.858% 11/15/45	4,544,000	4,616,954
Series 2014-C14 Class A2, 2.916% 2/15/47	817,000	831,106
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,192,556
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class C, 1.97% 7/15/19 (a)(b)	40,774	40,815
sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	6,000,000	6,554,941
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,964,610
Series 2007-IQ14 Class A4, 5.692% 4/15/49	728,639	728,034
Series 2007-T27 Class A1A, 5.6411% 6/11/42 (b)	508,833	512,200
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,922,000	2,916,932
Class B, 4.181% 11/15/34 (a)	1,031,000	1,031,068
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(b)	2,027,000	2,026,363
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,836,357
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-34 Class A1A, 5.608% 5/15/46	6,095,886	6,165,010
Series 2007-C32 Class A3, 5.7165% 6/15/49 (b)	1,032,233	1,034,807
Series 2007-C33:
Class A4, 5.9654% 2/15/51 (b)	1,058,073	1,060,121
Class A5, 5.9654% 2/15/51 (b)	143,000	144,338
Series 2006-C26 Class A1A, 6.009% 6/15/45 (b)	58,284	58,167
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 2.1172% 6/15/29 (a)(b)	2,645,000	2,654,361
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	762,000	775,340
Series 2015-C27 Class ASB, 3.278% 2/15/48	1,373,000	1,414,674
Series 2016-C35 Class A2, 2.495% 7/15/48	859,000	862,744
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.03% 12/15/49	2,128,000	2,190,522
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,245,000	4,615,289
Series 2013-C12 Class ASB, 2.838% 3/15/48	541,000	550,462
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,166,247
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,323,979
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $144,596,471)		143,164,859

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,701,339
Series 2011:
5.665% 3/1/18	630,000	649,832
5.877% 3/1/19	4,715,000	4,976,871
Series 2013, 2.69% 12/1/17	500,000	499,720
TOTAL MUNICIPAL SECURITIES
(Cost $8,831,811)		8,827,762

Bank Notes - 1.9%
Bank of America NA 1.75% 6/5/18	2,000,000	2,006,164
Capital One Bank U.S.A. NA 2.25% 2/13/19	1,000,000	1,004,514
Capital One NA:
1.65% 2/5/18	3,000,000	3,001,881
1.85% 9/13/19	3,000,000	2,979,096
Citizens Bank NA 2.3% 12/3/18	1,384,000	1,391,503
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	2,024,584
3.1% 6/4/20	3,590,000	3,653,539
Fifth Third Bank:
2.375% 4/25/19	2,000,000	2,021,458
2.875% 10/1/21	2,000,000	2,027,362
First Tennessee Bank NA, Memphis 2.95% 12/1/19	5,000,000	5,057,940
KeyBank NA:
1.65% 2/1/18	397,000	397,856
2.35% 3/8/19	2,000,000	2,018,182
2.5% 12/15/19	3,783,000	3,826,187
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	3,000,759
2.3% 1/30/19	1,100,000	1,111,672
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,162,685
Regions Bank 7.5% 5/15/18	250,000	265,884
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,016,548
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,031,545
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,199,577
Wachovia Bank NA 6% 11/15/17	570,000	587,947
TOTAL BANK NOTES
(Cost $48,506,206)		48,786,883

Commercial Paper - 0.2%
Vodafone Group PLC yankee 1.6% 9/12/17
(Cost $4,956,667)	5,000,000	4,958,078
	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (e)
(Cost $17,887,381)	172,450	17,881,321

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.60% (f)
(Cost $29,991,559)	29,984,894	29,990,891
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $2,612,100,869)		2,612,389,511
NET OTHER ASSETS (LIABILITIES) - 0.0%		(485,054)
NET ASSETS - 100%		$2,611,904,457

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $421,669,027 or 16.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$119,730
Fidelity Specialized High Income Central Fund	474,630
Total	$594,360

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$17,246,563	$523,627	$--	$17,881,321	2.3%
Total	$17,246,563	$523,627	$--	$17,881,321

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,823,746,496	$--	$1,823,746,496	$--
U.S. Government and Government Agency Obligations	300,566,234	--	300,566,234	--
U.S. Government Agency - Mortgage Securities	9,748,148	--	9,748,148	--
Asset-Backed Securities	192,280,837	--	192,133,370	147,467
Collateralized Mortgage Obligations	32,438,002	--	32,384,844	53,158
Commercial Mortgage Securities	143,164,859	--	143,164,859	--
Municipal Securities	8,827,762	--	8,827,762	--
Bank Notes	48,786,883	--	48,786,883	--
Commercial Paper	4,958,078	--	4,958,078	--
Fixed-Income Funds	17,881,321	17,881,321	--	--
Money Market Funds	29,990,891	29,990,891	--	--
Total Investments in Securities:	$2,612,389,511	$47,872,212	$2,564,316,674	$200,625

Other Information

Distribution of investments by country or territory of incorporation, as a percentage of Total Net Assets, is as follows (Unaudited):

United States of America	82.7%
United Kingdom	4.5%
Canada	2.6%
Japan	2.0%
Netherlands	1.9%
Ireland	1.4%
France	1.0%
Others (Individually Less Than 1%)	3.9%
100.0%

The information in the above tables is based on the combined investments of the fund and its pro-rata share of the investments of Fidelity's Fixed-Income Central Funds

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,564,221,929)	$2,564,517,299
Fidelity Central Funds (cost $47,878,940)	47,872,212
Total Investments (cost $2,612,100,869)		$2,612,389,511
Cash		48,029
Receivable for investments sold		30,097,098
Receivable for fund shares sold		6,132,648
Interest receivable		14,713,110
Distributions receivable from Fidelity Central Funds		14,895
Total assets		2,663,395,291
Liabilities
Payable for investments purchased	$42,429,706
Payable for fund shares redeemed	7,551,997
Distributions payable	295,710
Accrued management fee	670,793
Distribution and service plan fees payable	184,394
Other affiliated payables	358,223
Other payables and accrued expenses	11
Total liabilities		51,490,834
Net Assets		$2,611,904,457
Net Assets consist of:
Paid in capital		$2,629,394,538
Undistributed net investment income		2,859,060
Accumulated undistributed net realized gain (loss) on investments		(20,637,783)
Net unrealized appreciation (depreciation) on investments		288,642
Net Assets		$2,611,904,457
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($350,392,435 ÷ 30,580,526 shares)		$11.46
Maximum offering price per share (100/97.25 of $11.46)		$11.78
Class T:
Net Asset Value and redemption price per share ($181,220,878 ÷ 15,806,916 shares)		$11.46
Maximum offering price per share (100/97.25 of $11.46)		$11.78
Class C:
Net Asset Value and offering price per share ($86,869,764 ÷ 7,598,862 shares)(a)		$11.43
Fidelity Limited Term Bond Fund:
Net Asset Value, offering price and redemption price per share ($1,440,821,686 ÷ 125,428,835 shares)		$11.49
Class I:
Net Asset Value, offering price and redemption price per share ($552,599,694 ÷ 48,096,609 shares)		$11.49

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$26,375,500
Income from Fidelity Central Funds		594,360
Total income		26,969,860
Expenses
Management fee	$4,013,226
Transfer agent fees	1,620,782
Distribution and service plan fees	1,155,471
Fund wide operations fee	520,666
Independent trustees' fees and expenses	5,323
Miscellaneous	4,125
Total expenses before reductions	7,319,593
Expense reductions	(1,056)	7,318,537
Net investment income (loss)		19,651,323
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(1,306,537)
Fidelity Central Funds	16,241
Swaps	11
Capital gain distributions from Fidelity Central Funds	48,996
Total net realized gain (loss)		(1,241,289)
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,358,149)
Swaps	6
Total change in net unrealized appreciation (depreciation)		(24,358,143)
Net gain (loss)		(25,599,432)
Net increase (decrease) in net assets resulting from operations		$(5,948,109)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$19,651,323	$34,135,463
Net realized gain (loss)	(1,241,289)	1,996,257
Change in net unrealized appreciation (depreciation)	(24,358,143)	23,804,916
Net increase (decrease) in net assets resulting from operations	(5,948,109)	59,936,636
Distributions to shareholders from net investment income	(18,244,496)	(32,385,208)
Share transactions - net increase (decrease)	130,592,541	747,404,314
Total increase (decrease) in net assets	106,399,936	774,955,742
Net Assets
Beginning of period	2,505,504,521	1,730,548,779
End of period	$2,611,904,457	$2,505,504,521
Other Information
Undistributed net investment income end of period	$2,859,060	$1,452,233

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.56	$11.42	$11.52	$11.33	$11.69	$11.45
Income from Investment Operations
Net investment income (loss)A	.076	.179	.170	.232	.243	.289
Net realized and unrealized gain (loss)	(.106)	.132	(.111)	.160	(.384)	.215
Total from investment operations	(.030)	.311	.059	.392	(.141)	.504
Distributions from net investment income	(.070)	(.171)	(.159)	(.202)	(.219)	(.264)
Total distributions	(.070)	(.171)	(.159)	(.202)	(.219)	(.264)
Net asset value, end of period	$11.46	$11.56	$11.42	$11.52	$11.33	$11.69
Total ReturnB,C,D	(.26)%	2.75%	.51%	3.48%	(1.24)%	4.46%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.76%	.76%	.79%	.82%	.83%
Expenses net of fee waivers, if any	.76%G	.76%	.76%	.79%	.82%	.83%
Expenses net of all reductions	.76%G	.76%	.76%	.79%	.82%	.83%
Net investment income (loss)	1.34%G	1.56%	1.48%	2.02%	2.09%	2.52%
Supplemental Data
Net assets, end of period (000 omitted)	$350,392	$362,481	$304,040	$215,800	$155,980	$192,761
Portfolio turnover rateH	39%G	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.57	$11.42	$11.53	$11.34	$11.70	$11.45
Income from Investment Operations
Net investment income (loss)A	.076	.178	.170	.234	.246	.292
Net realized and unrealized gain (loss)	(.117)	.142	(.121)	.161	(.384)	.225
Total from investment operations	(.041)	.320	.049	.395	(.138)	.517
Distributions from net investment income	(.069)	(.170)	(.159)	(.205)	(.222)	(.267)
Total distributions	(.069)	(.170)	(.159)	(.205)	(.222)	(.267)
Net asset value, end of period	$11.46	$11.57	$11.42	$11.53	$11.34	$11.70
Total ReturnB,C,D	(.35)%	2.83%	.42%	3.50%	(1.21)%	4.57%
Ratios to Average Net AssetsE,F
Expenses before reductions	.77%G	.76%	.76%	.77%	.80%	.80%
Expenses net of fee waivers, if any	.77%G	.76%	.76%	.77%	.80%	.80%
Expenses net of all reductions	.77%G	.76%	.76%	.77%	.80%	.80%
Net investment income (loss)	1.33%G	1.56%	1.48%	2.04%	2.11%	2.54%
Supplemental Data
Net assets, end of period (000 omitted)	$181,221	$191,505	$193,612	$198,510	$210,150	$265,426
Portfolio turnover rateH	39%G	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.54	$11.39	$11.50	$11.31	$11.67	$11.42
Income from Investment Operations
Net investment income (loss)A	.032	.090	.081	.143	.155	.204
Net realized and unrealized gain (loss)	(.117)	.142	(.121)	.162	(.384)	.225
Total from investment operations	(.085)	.232	(.040)	.305	(.229)	.429
Distributions from net investment income	(.025)	(.082)	(.070)	(.115)	(.131)	(.179)
Total distributions	(.025)	(.082)	(.070)	(.115)	(.131)	(.179)
Net asset value, end of period	$11.43	$11.54	$11.39	$11.50	$11.31	$11.67
Total ReturnB,C,D	(.73)%	2.05%	(.35)%	2.70%	(1.98)%	3.79%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.54%G	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of fee waivers, if any	1.54%G	1.53%	1.54%	1.56%	1.58%	1.57%
Expenses net of all reductions	1.54%G	1.53%	1.54%	1.56%	1.58%	1.57%
Net investment income (loss)	.56%G	.79%	.71%	1.25%	1.34%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$86,870	$97,987	$81,929	$64,333	$53,096	$65,425
Portfolio turnover rateH	39%G	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Limited Term Bond Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014 A
Selected Per–Share Data
Net asset value, beginning of period	$11.59	$11.45	$11.55	$11.50
Income from Investment Operations
Net investment income (loss)B	.094	.214	.205	.209
Net realized and unrealized gain (loss)	(.106)	.133	(.110)	.038
Total from investment operations	(.012)	.347	.095	.247
Distributions from net investment income	(.088)	(.207)	(.195)	(.197)
Total distributions	(.088)	(.207)	(.195)	(.197)
Net asset value, end of period	$11.49	$11.59	$11.45	$11.55
Total ReturnC,D	(.11)%	3.06%	.83%	2.17%
Ratios to Average Net AssetsE,F
Expenses before reductions	.45%G	.45%	.45%	.46%G
Expenses net of fee waivers, if any	.45%G	.45%	.45%	.46%G
Expenses net of all reductions	.45%G	.45%	.45%	.46%G
Net investment income (loss)	1.64%G	1.87%	1.79%	2.22%G
Supplemental Data
Net assets, end of period (000 omitted)	$1,440,822	$1,315,947	$758,240	$147,629
Portfolio turnover rateH	39%G	50%	44%	94%

 A For the period November 1, 2013 (commencement of sale of shares) to August 31, 2014.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Limited Term Bond Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.60	$11.45	$11.55	$11.36	$11.72	$11.48
Income from Investment Operations
Net investment income (loss)A	.091	.209	.200	.262	.273	.319
Net realized and unrealized gain (loss)	(.116)	.142	(.111)	.161	(.385)	.213
Total from investment operations	(.025)	.351	.089	.423	(.112)	.532
Distributions from net investment income	(.085)	(.201)	(.189)	(.233)	(.248)	(.292)
Total distributions	(.085)	(.201)	(.189)	(.233)	(.248)	(.292)
Net asset value, end of period	$11.49	$11.60	$11.45	$11.55	$11.36	$11.72
Total ReturnB,C	(.22)%	3.10%	.78%	3.74%	(.99)%	4.71%
Ratios to Average Net AssetsD,E
Expenses before reductions	.50%F	.50%	.50%	.53%	.57%	.58%
Expenses net of fee waivers, if any	.50%F	.50%	.50%	.53%	.57%	.58%
Expenses net of all reductions	.50%F	.50%	.50%	.53%	.57%	.58%
Net investment income (loss)	1.60%F	1.82%	1.74%	2.28%	2.34%	2.77%
Supplemental Data
Net assets, end of period (000 omitted)	$552,600	$537,585	$391,808	$174,568	$84,843	$101,234
Portfolio turnover rateG	39%F	50%	44%	94%	112%	129%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017

1. Organization.

Fidelity Advisor Limited Term Bond Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Limited Term Bond and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%. The following summarizes the Fund's investment in each non-money market Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Specialized High Income Central Fund	FMR Co., Inc. (FMRC)	Seeks a high level of current income by normally investing in income-producing debt securities, with an emphasis on lower-quality debt securities.	Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Restricted Securities	Less than .005%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, U.S. government and government agency obligations and commercial paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to swaps, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$16,028,851
Gross unrealized depreciation	(13,009,531)
Net unrealized appreciation (depreciation) on securities	$3,019,320
Tax cost	$2,609,370,191

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration

2018	$(17,480,764)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps	$11	$6

A summary of the value of derivatives by primary risk exposure as of period end, if any, is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps".

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $478,100,979 and $246,997,383, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$452,755	$71,023
Class T	-%	.25%	233,620	3,946
Class C	.75%	.25%	469,096	75,235
			$1,155,471	$150,204

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% or .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$22,655
Class T	2,231
Class C(a)	7,481
$32,367

 (a) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Limited Term Bond. FIIOC receives an asset-based fee of .10% of Fidelity Limited Term Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$277,325.15
Class T	152,463.16
Class C	84,181.18
Fidelity Limited Term Bond Fund	700,434.10
Class I	406,379.15
	$1,620,782

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,125 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,056.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$2,203,192	$4,761,029
Class T	1,129,275	2,871,639
Class B	–	5,842
Class C	207,140	692,331
Fidelity Limited Term Bond Fund	10,652,016	16,082,729
Class I	4,052,873	7,971,638
Total	$18,244,496	$32,385,208

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	8,791,872	20,292,208	$100,926,187	$232,299,567
Reinvestment of distributions	178,454	383,701	2,047,136	4,391,933
Shares redeemed	(9,736,929)	(15,960,237)	(111,583,394)	(182,641,693)
Net increase (decrease)	(766,603)	4,715,672	$(8,610,071)	$54,049,807
Class T
Shares sold	1,893,817	5,184,484	$21,760,157	$59,323,000
Reinvestment of distributions	91,688	235,748	1,052,153	2,698,835
Shares redeemed	(2,730,291)	(5,817,689)	(31,339,034)	(66,587,159)
Net increase (decrease)	(744,786)	(397,457)	$(8,526,724)	$(4,565,324)
Class B
Shares sold	–	32,756	$–	$373,130
Reinvestment of distributions	–	438	–	4,985
Shares redeemed	–	(113,795)	–	(1,305,693)
Net increase (decrease)	–	(80,601)	$–	$(927,578)
Class C
Shares sold	1,205,104	5,293,797	$13,809,920	$60,296,153
Reinvestment of distributions	16,289	53,649	186,445	611,667
Shares redeemed	(2,115,727)	(4,047,030)	(24,182,450)	(46,268,973)
Net increase (decrease)	(894,334)	1,300,416	$(10,186,085)	$14,638,847
Fidelity Limited Term Bond Fund
Shares sold	44,943,714	83,235,883	$517,100,035	$957,055,992
Reinvestment of distributions	846,599	1,273,968	9,736,363	14,633,176
Shares redeemed	(33,875,210)	(37,243,869)	(388,954,021)	(427,177,020)
Net increase (decrease)	11,915,103	47,265,982	$137,882,377	$544,512,148
Class I
Shares sold	13,606,947	29,985,672	$156,431,604	$344,469,999
Reinvestment of distributions	290,863	549,729	3,345,747	6,312,028
Shares redeemed	(12,164,360)	(18,397,774)	(139,744,307)	(211,085,613)
Net increase (decrease)	1,733,450	12,137,627	$20,033,044	$139,696,414

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.76%
Actual		$1,000.00	$997.40	$3.76
Hypothetical-C		$1,000.00	$1,021.03	$3.81
Class T	.77%
Actual		$1,000.00	$996.50	$3.81
Hypothetical-C		$1,000.00	$1,020.98	$3.86
Class C	1.54%
Actual		$1,000.00	$992.70	$7.61
Hypothetical-C		$1,000.00	$1,017.16	$7.70
Fidelity Limited Term Bond Fund	.45%
Actual		$1,000.00	$998.90	$2.23
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.50%
Actual		$1,000.00	$997.80	$2.48
Hypothetical-C		$1,000.00	$1,022.32	$2.51

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Limited Term Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Limited Term Bond Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

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Fidelity Advisor® Mortgage Securities Fund Class A, Class T (to be named Class M), Class C and Class I Semi-Annual Report February 28, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2017

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.0	1.6
1 - 1.99%	4.5	4.3
2 - 2.99%	5.9	7.9
3 - 3.99%	52.7	45.1
4 - 4.99%	20.9	24.8
5 - 5.99%	6.1	7.7
6 - 6.99%	1.9	1.4
7% and above	1.0	1.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Mortgage Securities	90.0%
CMOs and Other Mortgage Related Securities	17.3%
Asset-Backed Securities	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(11.0)%

 * Futures and Swaps - 2.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Mortgage Securities	89.6%
CMOs and Other Mortgage Related Securities	17.8%
Asset-Backed Securities	4.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(11.6)%

 * Futures and Swaps - (0.8)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 96.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 50.3%
2.439% 9/1/36 (a)	83	85
2.5% 2/1/30 to 8/1/31	3,823	3,837
2.563% 3/1/36 (a)	91	95
2.57% 4/1/37 (a)	88	91
2.686% 7/1/35 (a)	4	4
2.699% 2/1/42 (a)	479	496
2.715% 1/1/35 (a)	120	124
2.772% 1/1/42 (a)	372	385
2.798% 10/1/33 (a)	33	35
2.8% 5/1/36 (a)	197	209
2.802% 6/1/36 (a)	32	34
2.81% 4/1/36 (a)	65	68
2.815% 9/1/36 (a)	32	33
2.833% 3/1/35 (a)	20	21
2.845% 6/1/36 (a)	263	278
2.946% 7/1/35 (a)	33	34
2.956% 11/1/36 (a)	26	27
2.977% 5/1/36 (a)	22	24
2.985% 8/1/35 (a)	212	223
3% 4/1/29 to 12/1/46	83,916	84,222
3% 3/1/32 (b)	1,000	1,028
3% 3/1/32 (b)	1,000	1,028
3% 3/1/47 (b)	68,340	67,862
3% 3/1/47 (b)	18,200	18,073
3% 3/1/47 (b)	5,000	4,965
3.032% 8/1/41 (a)	255	267
3.065% 9/1/41 (a)	103	110
3.187% 3/1/40 (a)	144	153
3.375% 10/1/36 (a)	170	180
3.468% 12/1/40 (a)	3,733	3,927
3.5% 9/1/29 to 11/1/46	126,444	130,590
3.5% 1/1/47	3,208	3,291
3.5% 3/1/47 (b)	41,000	42,011
3.5% 3/1/47 (b)	7,300	7,480
3.5% 3/1/47 (b)	3,100	3,176
3.5% 3/1/47 (b)	3,000	3,074
4% 11/1/31 to 6/1/46	100,227	105,990
4% 3/1/47 (b)	7,800	8,196
4.5% 5/1/25 to 10/1/45	26,890	28,996
4.5% 6/1/46	535	580
4.5% 10/1/46	314	341
4.5% 11/1/46	298	323
4.5% 12/1/46	431	468
4.5% 1/1/47	310	336
4.5% 1/1/47	388	422
4.5% 2/1/47	341	371
5% 5/1/20 to 5/1/44	11,975	13,255
5.255% 8/1/41	717	789
5.5% 2/1/18 to 4/1/39	2,654	3,002
6.309% 2/1/39	1,253	1,363
6.5% 6/1/17 to 8/1/39	6,963	8,012
7% 8/1/17 to 5/1/30	773	886
7.5% 8/1/22 to 9/1/32	511	601
8% 12/1/29 to 3/1/37	14	17
8.5% 2/1/22 to 3/1/23	45	50
9% 10/1/30	191	235
9.5% 2/1/20 to 8/1/22	2	2
		551,775
Freddie Mac - 26.6%
2.5% 7/1/31	1,737	1,747
2.57% 3/1/35 (a)	66	68
2.683% 3/1/36 (a)	221	230
2.838% 8/1/37 (a)	77	80
2.856% 5/1/34 (a)	5	5
2.925% 6/1/37 (a)	28	30
2.936% 5/1/37 (a)	43	45
2.968% 11/1/35 (a)	191	199
3% 10/1/28 to 3/1/47	100,973	100,912
3.066% 9/1/41 (a)	445	469
3.099% 10/1/42 (a)	302	319
3.193% 6/1/33 (a)	502	531
3.22% 4/1/37 (a)	9	9
3.246% 6/1/37 (a)	370	384
3.26% 6/1/37 (a)	21	22
3.29% 6/1/37 (a)	161	168
3.295% 7/1/36 (a)	63	68
3.32% 4/1/37 (a)	39	41
3.41% 12/1/40 (a)	1,768	1,854
3.5% 6/1/27 to 9/1/46 (c)(d)	96,607	99,730
3.53% 10/1/36 (a)	9	10
3.769% 12/1/36 (a)	354	377
3.887% 10/1/35 (a)	31	33
4% 2/1/41 to 4/1/46	42,422	44,800
4% 3/1/47 (b)	4,900	5,148
4.5% 7/1/25 to 6/1/44	7,398	7,979
5% 7/1/33 to 7/1/41	8,824	9,781
5.5% 10/1/17 to 10/1/39	7,981	8,911
6% 3/1/17 to 6/1/39	1,681	1,898
6.5% 4/1/17 to 9/1/39	2,900	3,263
7% 6/1/21 to 9/1/36	1,063	1,224
7.5% 4/1/17 to 7/1/34	1,315	1,545
8% 4/1/21 to 1/1/37	6	7
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	2	2
		291,889
Ginnie Mae - 19.1%
3% 6/15/42 to 1/20/47	46,976	47,616
3% 3/1/47 (b)	5,000	5,058
3.5% 11/20/41 to 6/20/46 (c)	67,703	70,691
3.5% 3/1/47 (b)	8,540	8,875
4% 7/20/33 to 8/15/43	26,288	28,035
4% 3/1/47 (b)	5,150	5,450
4% 3/1/47 (b)	5,250	5,555
4.5% 8/15/33 to 6/15/41	27,612	29,959
5% 9/20/33 to 6/15/41	4,748	5,317
5.5% 12/15/38 to 9/15/39	782	888
6.5% 10/15/34 to 7/15/36	177	203
7% 2/15/24 to 4/20/32	743	868
7.5% 12/15/21 to 12/15/29	233	269
8% 6/15/21 to 12/15/25	115	132
8.5% 4/15/17 to 10/15/28	106	125
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	0	0
		209,041
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,054,850)		1,052,705

Asset-Backed Securities - 3.7%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (e)	$1,067	$1,068
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (e)	834	834
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2012-2A Class A, 2.802% 5/20/18(e)	1,050	1,052
Series 2012-3A Class A, 2.1% 3/20/19 (e)	5,560	5,579
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (e)	439	439
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (e)	590	590
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 2.1283% 10/25/37 (e)	5,404	5,379
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1.3983% 8/25/35 (a)	226	226
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (e)	3,543	3,544
Exeter Automobile Receivables Trust Series 2016-1A Class A, 2.8% 7/15/20 (e)	2,337	2,343
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (e)	1,621	1,625
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	29	2
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36	246	246
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1.0611% 8/25/36 (a)	5,300	5,228
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (e)	1,033	1,033
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (e)	347	347
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1.2011% 5/25/35 (a)	1,648	1,644
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (e)	8,502	8,492
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (e)	211	212
TOTAL ASSET-BACKED SECURITIES
(Cost $39,736)		39,883

Collateralized Mortgage Obligations - 11.7%
Private Sponsor - 4.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.8961% 6/27/36 (a)(e)	5,462	5,300
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.2753% 12/26/35 (a)(e)	843	849
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.0178% 4/26/36 (a)(e)	80	80
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.068% 3/27/36 (a)(e)	$2,388	$2,390
Series 2012-RR5 Class 8A5, 0.939% 7/26/36 (a)(e)	715	688
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	5,024	5,002
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.548% 10/26/37 (a)(e)	1,268	1,254
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(e)	394	405
CSMC:
floater Series 2015-1R Class 6A1, 1.0361% 5/27/37 (a)(e)	3,558	3,375
Series 2011-2R Class 2A1, 3.0599% 7/27/36 (a)(e)	1,682	1,681
Series 2014-3R Class 2A1, 1.4561% 5/27/37 (a)(e)	850	820
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (e)	1,860	1,859
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (a)	269	266
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 0.945% 6/21/36 (a)(e)	1,882	1,856
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 2.4676% 1/26/37 (a)(e)	22	22
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4273% 7/25/19 (a)	699	703
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (a)	953	906
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 3.1154% 2/26/37 (a)(e)	1,665	1,671
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (a)(e)	11,230	11,228
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (e)	264	264
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.4196% 3/26/37 (a)(e)	1,076	1,081
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (a)	55	55
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (a)	3,263	3,140
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	78	78
Series 2003-MS5 Class 1A1, 5% 3/25/18	83	83
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.8821% 9/25/33 (a)	637	633
Series 2005-AR10 Class 2A15, 3.0521% 6/25/35 (a)	4,068	4,189
Series 2005-AR2 Class 1A2, 3.0446% 3/25/35 (a)	175	163
Series 2006-AR10 Class 3A1, 3.0318% 7/25/36 (a)	255	251
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.1978% 6/27/36 (a)(e)	471	471
Class 2A1, 3.0416% 6/27/36 (a)(e)	635	633
		51,396
U.S. Government Agency - 7.0%
Fannie Mae:
floater Series 2003-118 Class S, 7.3217% 12/25/33 (a)(f)(g)	267	68
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	492	531
Series 1999-32 Class PL, 6% 7/25/29	457	493
Series 1999-33 Class PK, 6% 7/25/29	306	331
Series 2001-52 Class YZ, 6.5% 10/25/31	37	42
Series 2005-39 Class TE, 5% 5/25/35	701	758
Series 2005-73 Class SA, 15.5263% 8/25/35 (a)(g)	50	62
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	478	526
Series 2001-31 Class ZC, 6.5% 7/25/31	213	242
Series 2002-16 Class ZD, 6.5% 4/25/32	76	87
Series 2002-74 Class SV, 6.7717% 11/25/32 (a)(f)	186	32
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	612	73
Series 06-116 Class SG, 5.8617% 12/25/36 (a)(f)(g)	183	38
Series 07-40 Class SE, 5.6617% 5/25/37 (a)(f)(g)	104	20
Series 1993-165 Class SH, 17.5983% 9/25/23 (a)(g)	24	31
Series 2003-21 Class SK, 7.3217% 3/25/33 (a)(f)(g)	74	16
Series 2003-35 Class TQ, 6.7217% 5/25/18 (a)(f)(g)	14	0
Series 2007-57 Class SA, 35.95% 6/25/37 (a)(g)	359	701
Series 2007-66 Class SB, 34.93% 7/25/37 (a)(g)	112	199
Series 2008-12 Class SG, 5.5717% 3/25/38 (a)(f)(g)	556	94
Series 2009-114 Class AI, 5% 12/25/23 (f)	43	0
Series 2009-16 Class SA, 5.4717% 3/25/24 (a)(f)(g)	3	0
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	37	1
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	50	3
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	73	4
Series 2010-12 Class AI, 5% 12/25/18 (f)	171	4
Series 2010-135 Class LS, 5.2717% 12/25/40 (a)(f)(g)	522	83
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	645	76
Series 2010-150 Class ZC, 4.75% 1/25/41	1,357	1,501
Series 2010-23:
Class AI, 5% 12/25/18 (f)	58	1
Class HI, 4.5% 10/25/18 (f)	56	1
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	156	4
Series 2010-95 Class ZC, 5% 9/25/40	2,871	3,201
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	175	12
Series 2011-110 Class SA, 5.8317% 4/25/41 (a)(f)	1,043	165
Series 2011-112 Class SA, 5.7717% 11/25/41 (a)(f)	952	177
Series 2011-123 Class SD, 5.8217% 8/25/39 (a)(f)	910	136
Series 2011-67 Class AI, 4% 7/25/26 (f)	170	17
Series 2011-83 Class DI, 6% 9/25/26 (f)	224	24
Series 2012-100 Class WI, 3% 9/25/27 (f)	1,544	149
Series 2012-14 Class JS, 5.8717% 12/25/30 (a)(f)	572	78
Series 2012-47 Class SD, 5.6717% 5/25/42 (a)(f)	2,016	403
Series 2012-9 Class SH, 5.7717% 6/25/41 (a)(f)	772	116
Series 2013-133 Class IB, 3% 4/25/32 (f)	1,054	102
Series 2013-51 Class GI, 3% 10/25/32 (f)	337	37
Series 2013-N1 Class A, 5.9417% 6/25/35 (a)(f)(g)	582	108
Series 2014-68 Class ID, 3.5% 3/25/34 (f)	766	100
Series 2015-42:
Class IL, 6% 6/25/45 (f)	2,316	553
Class LS, 5.4217% 6/25/45 (a)(f)(g)	2,587	422
Series 2015-70 Class JC, 3% 10/25/45	2,893	2,957
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	31	1
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	148	35
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	98	19
Class 13, 6% 3/25/34 (f)	130	26
Series 359 Class 19, 6% 7/25/35 (a)(f)	87	17
Series 384 Class 6, 5% 7/25/37 (f)	312	65
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	550	596
Series 2104 Class PG, 6% 12/15/28	154	170
Series 2121 Class MG, 6% 2/15/29	222	239
Series 2154 Class PT, 6% 5/15/29	375	405
Series 2162 Class PH, 6% 6/15/29	57	62
Series 2520 Class BE, 6% 11/15/32	258	279
Series 2585 Class KS, 6.83% 3/15/23 (a)(f)(g)	23	2
Series 2693 Class MD, 5.5% 10/15/33	4,612	5,150
Series 2802 Class OB, 6% 5/15/34	1,196	1,318
Series 3002 Class NE, 5% 7/15/35	429	461
Series 3189 Class PD, 6% 7/15/36	441	499
Series 3415 Class PC, 5% 12/15/37	128	136
Series 3786 Class HI, 4% 3/15/38 (f)	630	55
Series 3806 Class UP, 4.5% 2/15/41	1,090	1,147
Series 3832 Class PE, 5% 3/15/41	960	1,047
Series 70 Class C, 9% 9/15/20	1	1
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	75	84
Series 2135 Class JE, 6% 3/15/29	305	329
Series 2274 Class ZM, 6.5% 1/15/31	132	150
Series 2281 Class ZB, 6% 3/15/30	106	114
Series 2357 Class ZB, 6.5% 9/15/31	257	294
Series 2502 Class ZC, 6% 9/15/32	274	297
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,219
Series 06-3115 Class SM, 5.83% 2/15/36 (a)(f)(g)	145	29
Series 1658 Class GZ, 7% 1/15/24	306	334
Series 2013-4281 Class AI, 4% 12/15/28 (f)	1,393	127
Series 2380 Class SY, 7.43% 11/15/31 (a)(f)(g)	1,035	183
Series 2587 Class IM, 6.5% 3/15/33 (f)	147	35
Series 2844:
Class SC, 41.795% 8/15/24 (a)(g)	9	14
Class SD, 76.44% 8/15/24 (a)(g)	13	27
Series 2933 Class ZM, 5.75% 2/15/35	789	916
Series 2935 Class ZK, 5.5% 2/15/35	1,386	1,560
Series 2947 Class XZ, 6% 3/15/35	528	585
Series 2996 Class ZD, 5.5% 6/15/35	628	715
Series 3055 Class CS, 5.82% 10/15/35 (a)(f)	195	39
Series 3237 Class C, 5.5% 11/15/36	935	1,057
Series 3244 Class SG, 5.89% 11/15/36 (a)(f)(g)	407	77
Series 3284 Class CI, 5.35% 3/15/37 (a)(f)	852	157
Series 3287 Class SD, 5.98% 3/15/37 (a)(f)(g)	556	111
Series 3297 Class BI, 5.99% 4/15/37 (a)(f)(g)	818	168
Series 3336 Class LI, 5.81% 6/15/37(a)(f)	346	62
Series 3772 Class BI, 4.5% 10/15/18 (f)	113	3
Series 3949 Class MK, 4.5% 10/15/34	300	318
Series 3955 Class YI, 3% 11/15/21 (f)	981	47
Series 4055 Class BI, 3.5% 5/15/31 (f)	964	103
Series 4149 Class IO, 3% 1/15/33 (f)	148	19
Series 4314 Class AI, 5% 3/15/34 (f)	397	52
Series 4427 Class LI, 3.5% 2/15/34 (f)	1,648	204
Series 4471 Class PA 4% 12/15/40	4,215	4,410
Series 4476 Class IA, 3.5% 1/15/32 (f)	1,772	164
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	210	238
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,941	3,133
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.92% 6/16/37 (a)(f)(g)	196	40
Series 2010-H17 Class FA, 1.1061% 7/20/60 (a)(h)	259	256
Series 2010-H18 Class AF, 0.9467% 9/20/60 (a)(h)	323	320
Series 2010-H19 Class FG, 1.0717% 8/20/60 (a)(h)	356	352
Series 2011-H13 Class FA, 1.1467% 4/20/61 (a)(h)	151	150
Series 2012-H21 Class DF, 1.2967% 5/20/61 (a)(h)	1,250	1,252
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	400	50
sequential payer:
Series 2002-24 Class SK, 7.18% 4/16/32 (a)(f)(g)	961	192
Series 2002-42 Class ZA, 6% 6/20/32	337	380
Series 2004-24 Class ZM, 5% 4/20/34	670	736
Series 2001-3 Class S, 7.33% 2/16/31 (a)(f)	218	39
Series 2001-36:
Class SB, 7.33% 12/16/23 (a)(f)(g)	533	80
Class SP, 7.98% 9/16/26 (a)(f)	328	43
Series 2001-38 Class SB, 6.81% 8/16/31 (a)(f)(g)	347	61
Series 2001-49:
Class SC, 6.83% 12/16/25 (a)(f)(g)	693	99
Class SL, 6.83% 5/16/30 (a)(f)(g)	992	172
Class SV, 7.48% 12/16/28 (a)(f)(g)	86	10
Series 2001-50:
Class SD, 7.4194% 11/20/31 (a)(f)(g)	502	113
Class ST, 6.93% 8/16/27 (a)(f)(g)	228	41
Series 2002-5 Class SP, 6.68% 1/16/32 (a)(f)(g)	338	51
Series 2004-32 Class GS, 5.73% 5/16/34 (a)(f)(g)	322	59
Series 2004-73 Class AL, 6.43% 8/17/34 (a)(f)(g)	127	29
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,350	325
Series 2012-76 Class GS, 5.93% 6/16/42 (a)(f)(g)	604	114
Series 2012-97 Class JS, 5.48% 8/16/42 (a)(f)(g)	2,216	361
Series 2013-124:
Class ES, 7.6259% 4/20/39 (a)(g)	1,322	1,399
Class ST, 7.7593% 8/20/39 (a)(g)	2,668	2,893
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	11,998	12,121
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	4,615	4,664
Series 2017-H06 Class FA, 1.17% 8/20/66 (a)(h)	6,693	6,700
		76,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $127,599)		128,381

Commercial Mortgage Securities - 5.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (a)(f)	356	5
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (e)	1,648	1,690
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1.0661% 7/25/37 (a)(e)	32	25
Class M2, 1.0961% 7/25/37 (a)(e)	34	26
Class M3, 1.1261% 7/25/37 (a)(e)	55	41
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(e)	5,940	5,953
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9747% 9/10/58 (a)(f)	22,811	1,401
Series 2016-P6 Class XA, 0.8424% 12/10/49 (a)(f)	22,662	1,170
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.2622% 8/10/47 (a)(f)	26,349	1,545
Series 2014-CR20 Class XA, 1.1851% 11/10/47 (a)(f)	13,011	789
Series 2014-LC17 Class XA, 0.9822% 10/10/47 (a)(f)	14,781	635
Series 2014-UBS4 Class XA, 1.2483% 8/10/47 (a)(f)	21,859	1,339
Series 2014-UBS6 Class XA, 1.0507% 12/10/47 (a)(f)	15,243	833
Series 2015-DC1 Class XA, 1.1732% 2/10/48 (a)(f)	37,607	2,320
CSMC Series 2015-TOWN:
Class A, 2.0172% 3/15/28 (a)(e)	7,804	7,794
Class B, 2.6672% 3/15/28 (a)(e)	185	185
Class C, 3.0172% 3/15/28 (a)(e)	180	180
Class D, 3.9672% 3/15/28 (a)(e)	273	273
Freddie Mac Series K723 Class A1, 2.292% 4/25/23	2,182	2,173
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(e)	2,334	2,343
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	40	40
Series 2007-C1 Class A1A, 5.483% 12/10/49	1,662	1,662
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(e)	213	212
Series 2013-GC12 Class XA, 1.6793% 6/10/46 (a)(f)	7,569	492
Series 2014-GC20 Class XA, 1.1537% 4/10/47 (a)(f)	19,286	1,063
Series 2015-GC34 Class XA, 1.3693% 10/10/48 (a)(f)	10,613	901
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.018% 11/15/29 (a)(e)	844	846
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.1914% 4/15/47 (a)(f)	6,687	235
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.67% 4/15/27 (a)(e)	4,604	4,551
sequential payer Series 2007-LD11 Class A4, 5.7592% 6/15/49 (a)	2,251	2,256
Series 2007-CB20 Class A1A, 5.746% 2/12/51	1,773	1,797
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(e)	769	776
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	85	85
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1459% 10/15/48 (a)(f)	13,759	994
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (a)	1,079	1,089
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(e)	1,220	1,218
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(e)	2,783	2,782
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	7,211	7,206
Series 2007-C32 Class A3, 5.7165% 6/15/49 (a)	659	660
Series 2007-C33 Class A4, 5.9654% 2/15/51 (a)	615	616
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1108% 11/15/48 (a)(f)	11,093	769
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9677% 11/15/47 (a)(f)	8,608	443
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $62,797)		61,413
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $11,912)	11,908,675	11,911
TOTAL INVESTMENT PORTFOLIO - 118.1%
(Cost $1,296,894)		1,294,293
NET OTHER ASSETS (LIABILITIES) - (18.1)%		(197,945)
NET ASSETS - 100%		$1,096,348

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(8,200)	$(8,429)
3% 3/1/32	(1,000)	(1,028)
3% 3/1/47	(1,000)	(993)
3.5% 3/1/47	(1,000)	(1,025)
3.5% 3/1/47	(500)	(512)
3.5% 3/1/47	(3,400)	(3,484)
4% 3/1/47	(5,300)	(5,569)
4% 3/1/47	(2,600)	(2,732)
4.5% 3/1/47	(5,100)	(5,480)

TOTAL FANNIE MAE		(29,252)

Freddie Mac
3% 3/1/47	(10,000)	(9,921)
3% 3/1/47	(10,000)	(9,921)
3% 3/1/47	(18,200)	(18,055)

TOTAL FREDDIE MAC		(37,897)

TOTAL TBA SALE COMMITMENTS
(Proceeds $67,230)		$(67,149)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
61 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	7,180	$28
Sold
Treasury Contracts
98 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	12,209	(54)
89 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	19,260	(18)
22 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	3,336	(34)
12 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	1,941	(22)
TOTAL SOLD			(128)
TOTAL FUTURES CONTRACTS			$(100)

The face value of futures purchased as a percentage of Net Assets is 0.7%

The face value of futures sold as a percentage of Net Assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $47,575,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,000.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $133,000.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,363,000 or 9.3% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$66
Fidelity Mortgage Backed Securities Central Fund	1
Total	$67

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$86	$1	$84	$--	0.0%
Total	$86	$1	$84	$--

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,052,705	$--	$1,052,705	$--
Asset-Backed Securities	39,883	--	39,883	--
Collateralized Mortgage Obligations	128,381	--	128,381	--
Commercial Mortgage Securities	61,413	--	61,413	--
Money Market Funds	11,911	11,911	--	--
Total Investments in Securities:	$1,294,293	$11,911	$1,282,382	$--
Derivative Instruments:
Assets
Futures Contracts	$28	$28	$--	$--
Total Assets	$28	$28	$--	$--
Liabilities
Futures Contracts	$(128)	$(128)	$--	$--
Total Liabilities	$(128)	$(128)	$--	$--
Total Derivative Instruments:	$(100)	$(100)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(67,149)	$--	$(67,149)	$--
Total Other Financial Instruments:	$(67,149)	$--	$(67,149)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$28	$(128)
Total Interest Rate Risk	28	(128)
Total Value of Derivatives	$28	$(128)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,284,982)	$1,282,382
Fidelity Central Funds (cost $11,912)	11,911
Total Investments (cost $1,296,894)		$1,294,293
Cash		282
Receivable for investments sold		312
Receivable for TBA sale commitments		67,230
Receivable for fund shares sold		451
Interest receivable		3,321
Distributions receivable from Fidelity Central Funds		10
Total assets		1,365,899
Liabilities
Payable for investments purchased
Regular delivery	$12,946
Delayed delivery	187,076
TBA sale commitments, at value	67,149
Payable for fund shares redeemed	1,177
Distributions payable	72
Accrued management fee	283
Distribution and service plan fees payable	26
Payable for daily variation margin for derivative instruments	15
Other affiliated payables	138
Other payables and accrued expenses	669
Total liabilities		269,551
Net Assets		$1,096,348
Net Assets consist of:
Paid in capital		$1,174,151
Distributions in excess of net investment income		(4,623)
Accumulated undistributed net realized gain (loss) on investments		(70,560)
Net unrealized appreciation (depreciation) on investments		(2,620)
Net Assets		$1,096,348
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,367 ÷ 3,520.0 shares)		$11.18
Maximum offering price per share (100/96.00 of $11.18)		$11.65
Class T:
Net Asset Value and redemption price per share ($21,287 ÷ 1,899.6 shares)		$11.21
Maximum offering price per share (100/96.00 of $11.21)		$11.68
Class C:
Net Asset Value and offering price per share ($15,764 ÷ 1,411.7 shares)(a)		$11.17
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($943,926 ÷ 84,188.7 shares)		$11.21
Class I:
Net Asset Value, offering price and redemption price per share ($76,004 ÷ 6,803.0 shares)		$11.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$12,895
Income from Fidelity Central Funds		67
Total income		12,962
Expenses
Management fee	$1,713
Transfer agent fees	607
Distribution and service plan fees	172
Fund wide operations fee	222
Independent trustees' fees and expenses	2
Miscellaneous	3
Total expenses before reductions	2,719
Expense reductions	–	2,719
Net investment income (loss)		10,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,800)
Fidelity Central Funds	(2)
Futures contracts	1,279
Swaps	25
Total net realized gain (loss)		(2,498)
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,122)
Futures contracts	(165)
Swaps	(42)
Delayed delivery commitments	70
Total change in net unrealized appreciation (depreciation)		(20,259)
Net gain (loss)		(22,757)
Net increase (decrease) in net assets resulting from operations		$(12,514)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,243	$23,905
Net realized gain (loss)	(2,498)	10,209
Change in net unrealized appreciation (depreciation)	(20,259)	6,345
Net increase (decrease) in net assets resulting from operations	(12,514)	40,459
Distributions to shareholders from net investment income	(12,445)	(25,324)
Distributions to shareholders from net realized gain	–	(552)
Total distributions	(12,445)	(25,876)
Share transactions - net increase (decrease)	2,782	101,086
Total increase (decrease) in net assets	(22,177)	115,669
Net Assets
Beginning of period	1,118,525	1,002,856
End of period	$1,096,348	$1,118,525
Other Information
Distributions in excess of net investment income end of period	$(4,623)	$(2,421)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$11.29	$11.24	$10.89	$11.34	$11.14
Income from Investment Operations
Net investment income (loss)A	.088	.217	.223	.239	.169	.278
Net realized and unrealized gain (loss)	(.238)	.173	.047	.341	(.457)	.206
Total from investment operations	(.150)	.390	.270	.580	(.288)	.484
Distributions from net investment income	(.110)	(.234)	(.217)	(.230)	(.162)	(.284)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.110)	(.240)	(.220)	(.230)	(.162)	(.284)
Net asset value, end of period	$11.18	$11.44	$11.29	$11.24	$10.89	$11.34
Total ReturnB,C,D	(1.31)%	3.49%	2.41%	5.37%	(2.57)%	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.81%	.81%	.79%	.81%
Expenses net of fee waivers, if any	.79%G	.79%	.81%	.81%	.79%	.81%
Expenses net of all reductions	.79%G	.79%	.81%	.81%	.79%	.81%
Net investment income (loss)	1.57%G	1.92%	1.97%	2.15%	1.51%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$39	$49	$38	$41	$50	$60
Portfolio turnover rateH	370%G	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.46	$11.31	$11.27	$10.92	$11.37	$11.16
Income from Investment Operations
Net investment income (loss)A	.087	.218	.225	.242	.173	.281
Net realized and unrealized gain (loss)	(.227)	.172	.037	.340	(.458)	.216
Total from investment operations	(.140)	.390	.262	.582	(.285)	.497
Distributions from net investment income	(.110)	(.234)	(.219)	(.232)	(.165)	(.287)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.110)	(.240)	(.222)	(.232)	(.165)	(.287)
Net asset value, end of period	$11.21	$11.46	$11.31	$11.27	$10.92	$11.37
Total ReturnB,C,D	(1.23)%	3.48%	2.33%	5.38%	(2.54)%	4.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.80%	.79%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.77%	.78%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.77%	.78%
Net investment income (loss)	1.56%G	1.92%	1.98%	2.17%	1.53%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$21	$25	$20	$22	$26	$31
Portfolio turnover rateH	370%G	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.27	$11.23	$10.88	$11.33	$11.12
Income from Investment Operations
Net investment income (loss)A	.045	.133	.141	.160	.088	.197
Net realized and unrealized gain (loss)	(.228)	.172	.037	.342	(.457)	.217
Total from investment operations	(.183)	.305	.178	.502	(.369)	.414
Distributions from net investment income	(.067)	(.149)	(.135)	(.152)	(.081)	(.204)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.067)	(.155)	(.138)	(.152)	(.081)	(.204)
Net asset value, end of period	$11.17	$11.42	$11.27	$11.23	$10.88	$11.33
Total ReturnB,C,D	(1.60)%	2.72%	1.59%	4.64%	(3.28)%	3.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.55%G	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.81%G	1.17%	1.25%	1.44%	.78%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$16	$19	$16	$17	$17	$18
Portfolio turnover rateH	370%G	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mortgage Securities Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$11.31	$11.27	$10.92	$11.37	$11.17
Income from Investment Operations
Net investment income (loss)A	.107	.257	.264	.279	.209	.318
Net realized and unrealized gain (loss)	(.238)	.182	.037	.341	(.458)	.206
Total from investment operations	(.131)	.439	.301	.620	(.249)	.524
Distributions from net investment income	(.129)	(.273)	(.258)	(.270)	(.201)	(.324)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.129)	(.279)	(.261)	(.270)	(.201)	(.324)
Net asset value, end of period	$11.21	$11.47	$11.31	$11.27	$10.92	$11.37
Total ReturnB,C	(1.14)%	3.93%	2.68%	5.73%	(2.23)%	4.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.91%F	2.26%	2.33%	2.51%	1.85%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$944	$948	$856	$785	$778	$850
Portfolio turnover rateG	370%F	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$11.27	$11.23	$10.88	$11.33	$11.13
Income from Investment Operations
Net investment income (loss)A	.104	.250	.256	.271	.200	.311
Net realized and unrealized gain (loss)	(.238)	.182	.038	.342	(.456)	.207
Total from investment operations	(.134)	.432	.294	.613	(.256)	.518
Distributions from net investment income	(.126)	(.266)	(.251)	(.263)	(.194)	(.318)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.126)	(.272)	(.254)	(.263)	(.194)	(.318)
Net asset value, end of period	$11.17	$11.43	$11.27	$11.23	$10.88	$11.33
Total ReturnB,C	(1.17)%	3.88%	2.64%	5.69%	(2.30)%	4.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.50%	.50%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.49%F	.50%	.50%	.51%	.51%	.50%
Expenses net of all reductions	.49%F	.50%	.50%	.51%	.51%	.50%
Net investment income (loss)	1.87%F	2.21%	2.28%	2.45%	1.79%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$76	$79	$72	$48	$34	$12
Portfolio turnover rateG	370%F	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$9,331
Gross unrealized depreciation	(11,952)
Net unrealized appreciation (depreciation) on securities	$(2,621)
Tax cost	$1,296,914

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(67,969)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	1,279	(165)
Swaps	25	(42)
Total Interest Rate Risk	1,304	(207)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $46,467 and $72,907, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$55	$2
Class T	-%	.25%	29	14
Class C	.75%	.25%	88	12
			$172	$28

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$–
Class T	–(a)
Class C(b)	2
$2

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41.19
Class T	23.20
Class C	17.19
Fidelity Mortgage Securities Fund	472.10
Class I	54.14
	$607

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by an amount less than five hundred dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$426	$861
Class T	223	483
Class B	–	8
Class C	105	232
Fidelity Mortgage Securities Fund	10,824	21,950
Class I	867	1,790
Total	$12,445	$25,324
From net realized gain
Class A	$–	$20
Class T	–	13
Class B	–	–(a)
Class C	–	9
Fidelity Mortgage Securities Fund	–	471
Class I	–	39
Total	$–	$552

 (a) In the amount of less than five hundred dollars.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	327	1,855	$3,711	$21,074
Reinvestment of distributions	35	70	389	792
Shares redeemed	(1,093)	(1,066)	(12,326)	(12,097)
Net increase (decrease)	(731)	859	$(8,226)	$9,769
Class T
Shares sold	75	1,069	$851	$12,171
Reinvestment of distributions	19	42	212	474
Shares redeemed	(347)	(769)	(3,917)	(8,717)
Net increase (decrease)	(253)	342	$(2,854)	$3,928
Class B
Shares sold	–	10	$–	$102
Reinvestment of distributions	–	–(a)	–	5
Shares redeemed	–	(84)	–	(944)
Net increase (decrease)	–	(74)	$–	$(837)
Class C
Shares sold	181	756	$2,025	$8,561
Reinvestment of distributions	8	18	92	204
Shares redeemed	(431)	(499)	(4,825)	(5,659)
Net increase (decrease)	(242)	275	$(2,708)	$3,106
Fidelity Mortgage Securities Fund
Shares sold	14,783	24,692	$166,379	$280,765
Reinvestment of distributions	906	1,859	10,212	21,143
Shares redeemed	(14,148)	(19,583)	(159,115)	(222,910)
Net increase (decrease)	1,541	6,968	$17,476	$78,998
Class I
Shares sold	300	1,158	$3,376	$13,096
Reinvestment of distributions	76	158	852	1,786
Shares redeemed	(458)	(773)	(5,134)	(8,760)
Net increase (decrease)	(82)	543	$(906)	$6,122

 (a) In the amount of less than five hundred dollars.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.79%
Actual		$1,000.00	$986.90	$3.89
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class T	.80%
Actual		$1,000.00	$987.70	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$984.00	$7.62
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$988.60	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.49%
Actual		$1,000.00	$988.30	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AMOR-SANN-0417
1.703540.119

Fidelity® Mortgage Securities Fund Semi-Annual Report February 28, 2017 Fidelity® Mortgage Securities Fund is a class of Fidelity Advisor® Mortgage Securities Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Coupon Distribution as of February 28, 2017

	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	0.0	0.0
0.01 - 0.99%	1.0	1.6
1 - 1.99%	4.5	4.3
2 - 2.99%	5.9	7.9
3 - 3.99%	52.7	45.1
4 - 4.99%	20.9	24.8
5 - 5.99%	6.1	7.7
6 - 6.99%	1.9	1.4
7% and above	1.0	1.1

Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.

Asset Allocation (% of fund's net assets)

As of February 28, 2017*
Mortgage Securities	90.0%
CMOs and Other Mortgage Related Securities	17.3%
Asset-Backed Securities	3.7%
Short-Term Investments and Net Other Assets (Liabilities)**	(11.0)%

 * Futures and Swaps - 2.7%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

As of August 31, 2016*
Mortgage Securities	89.6%
CMOs and Other Mortgage Related Securities	17.8%
Asset-Backed Securities	4.2%
Short-Term Investments and Net Other Assets (Liabilities)**	(11.6)%

 * Futures and Swaps - (0.8)%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Percentages shown as 0.0% may reflect amounts less than 0.05%.

Investments February 28, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 96.0%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 50.3%
2.439% 9/1/36 (a)	83	85
2.5% 2/1/30 to 8/1/31	3,823	3,837
2.563% 3/1/36 (a)	91	95
2.57% 4/1/37 (a)	88	91
2.686% 7/1/35 (a)	4	4
2.699% 2/1/42 (a)	479	496
2.715% 1/1/35 (a)	120	124
2.772% 1/1/42 (a)	372	385
2.798% 10/1/33 (a)	33	35
2.8% 5/1/36 (a)	197	209
2.802% 6/1/36 (a)	32	34
2.81% 4/1/36 (a)	65	68
2.815% 9/1/36 (a)	32	33
2.833% 3/1/35 (a)	20	21
2.845% 6/1/36 (a)	263	278
2.946% 7/1/35 (a)	33	34
2.956% 11/1/36 (a)	26	27
2.977% 5/1/36 (a)	22	24
2.985% 8/1/35 (a)	212	223
3% 4/1/29 to 12/1/46	83,916	84,222
3% 3/1/32 (b)	1,000	1,028
3% 3/1/32 (b)	1,000	1,028
3% 3/1/47 (b)	68,340	67,862
3% 3/1/47 (b)	18,200	18,073
3% 3/1/47 (b)	5,000	4,965
3.032% 8/1/41 (a)	255	267
3.065% 9/1/41 (a)	103	110
3.187% 3/1/40 (a)	144	153
3.375% 10/1/36 (a)	170	180
3.468% 12/1/40 (a)	3,733	3,927
3.5% 9/1/29 to 11/1/46	126,444	130,590
3.5% 1/1/47	3,208	3,291
3.5% 3/1/47 (b)	41,000	42,011
3.5% 3/1/47 (b)	7,300	7,480
3.5% 3/1/47 (b)	3,100	3,176
3.5% 3/1/47 (b)	3,000	3,074
4% 11/1/31 to 6/1/46	100,227	105,990
4% 3/1/47 (b)	7,800	8,196
4.5% 5/1/25 to 10/1/45	26,890	28,996
4.5% 6/1/46	535	580
4.5% 10/1/46	314	341
4.5% 11/1/46	298	323
4.5% 12/1/46	431	468
4.5% 1/1/47	310	336
4.5% 1/1/47	388	422
4.5% 2/1/47	341	371
5% 5/1/20 to 5/1/44	11,975	13,255
5.255% 8/1/41	717	789
5.5% 2/1/18 to 4/1/39	2,654	3,002
6.309% 2/1/39	1,253	1,363
6.5% 6/1/17 to 8/1/39	6,963	8,012
7% 8/1/17 to 5/1/30	773	886
7.5% 8/1/22 to 9/1/32	511	601
8% 12/1/29 to 3/1/37	14	17
8.5% 2/1/22 to 3/1/23	45	50
9% 10/1/30	191	235
9.5% 2/1/20 to 8/1/22	2	2
		551,775
Freddie Mac - 26.6%
2.5% 7/1/31	1,737	1,747
2.57% 3/1/35 (a)	66	68
2.683% 3/1/36 (a)	221	230
2.838% 8/1/37 (a)	77	80
2.856% 5/1/34 (a)	5	5
2.925% 6/1/37 (a)	28	30
2.936% 5/1/37 (a)	43	45
2.968% 11/1/35 (a)	191	199
3% 10/1/28 to 3/1/47	100,973	100,912
3.066% 9/1/41 (a)	445	469
3.099% 10/1/42 (a)	302	319
3.193% 6/1/33 (a)	502	531
3.22% 4/1/37 (a)	9	9
3.246% 6/1/37 (a)	370	384
3.26% 6/1/37 (a)	21	22
3.29% 6/1/37 (a)	161	168
3.295% 7/1/36 (a)	63	68
3.32% 4/1/37 (a)	39	41
3.41% 12/1/40 (a)	1,768	1,854
3.5% 6/1/27 to 9/1/46 (c)(d)	96,607	99,730
3.53% 10/1/36 (a)	9	10
3.769% 12/1/36 (a)	354	377
3.887% 10/1/35 (a)	31	33
4% 2/1/41 to 4/1/46	42,422	44,800
4% 3/1/47 (b)	4,900	5,148
4.5% 7/1/25 to 6/1/44	7,398	7,979
5% 7/1/33 to 7/1/41	8,824	9,781
5.5% 10/1/17 to 10/1/39	7,981	8,911
6% 3/1/17 to 6/1/39	1,681	1,898
6.5% 4/1/17 to 9/1/39	2,900	3,263
7% 6/1/21 to 9/1/36	1,063	1,224
7.5% 4/1/17 to 7/1/34	1,315	1,545
8% 4/1/21 to 1/1/37	6	7
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	2	2
		291,889
Ginnie Mae - 19.1%
3% 6/15/42 to 1/20/47	46,976	47,616
3% 3/1/47 (b)	5,000	5,058
3.5% 11/20/41 to 6/20/46 (c)	67,703	70,691
3.5% 3/1/47 (b)	8,540	8,875
4% 7/20/33 to 8/15/43	26,288	28,035
4% 3/1/47 (b)	5,150	5,450
4% 3/1/47 (b)	5,250	5,555
4.5% 8/15/33 to 6/15/41	27,612	29,959
5% 9/20/33 to 6/15/41	4,748	5,317
5.5% 12/15/38 to 9/15/39	782	888
6.5% 10/15/34 to 7/15/36	177	203
7% 2/15/24 to 4/20/32	743	868
7.5% 12/15/21 to 12/15/29	233	269
8% 6/15/21 to 12/15/25	115	132
8.5% 4/15/17 to 10/15/28	106	125
9% 11/20/17	0	0
10.5% 10/20/17 to 2/20/18	0	0
		209,041
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $1,054,850)		1,052,705

Asset-Backed Securities - 3.7%
American Credit Acceptance Receivable Trust Series 2016-1A Class A, 2.37% 5/12/20 (e)	$1,067	$1,068
American Credit Acceptance Receivables Trust Series 2015-3 Class A, 1.95% 9/12/19 (e)	834	834
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2012-2A Class A, 2.802% 5/20/18(e)	1,050	1,052
Series 2012-3A Class A, 2.1% 3/20/19 (e)	5,560	5,579
Citi Held For Asset Issuance Series 2015-PM33 Class A, 2.56% 5/16/22 (e)	439	439
Citi Held For Asset Issuance 2 Series 2015-PM2 Class A, 2% 3/15/22 (e)	590	590
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 2.1283% 10/25/37 (e)	5,404	5,379
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1.3983% 8/25/35 (a)	226	226
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (e)	3,543	3,544
Exeter Automobile Receivables Trust Series 2016-1A Class A, 2.8% 7/15/20 (e)	2,337	2,343
Flagship Credit Auto Trust Series 2015-3 Class A, 2.34% 10/15/20 (e)	1,621	1,625
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	29	2
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AF3, 5.532% 11/25/36	246	246
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1.0611% 8/25/36 (a)	5,300	5,228
Nationstar HECM Loan Trust Series 2016-1A Class A, 2.9813% 2/25/26 (e)	1,033	1,033
OneMain Financial Issuance Trust Series 2014-1A Class A, 2.43% 6/18/24 (e)	347	347
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1.2011% 5/25/35 (a)	1,648	1,644
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (e)	8,502	8,492
Vericrest Opportunity Loan Trust Series 2014-NP11 Class A1, 3.875% 4/25/55 (e)	211	212
TOTAL ASSET-BACKED SECURITIES
(Cost $39,736)		39,883

Collateralized Mortgage Obligations - 11.7%
Private Sponsor - 4.7%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 0.8961% 6/27/36 (a)(e)	5,462	5,300
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.2753% 12/26/35 (a)(e)	843	849
BCAP LLC II Trust Series 2012-RR10 Class 5A5, 1.0178% 4/26/36 (a)(e)	80	80
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.068% 3/27/36 (a)(e)	$2,388	$2,390
Series 2012-RR5 Class 8A5, 0.939% 7/26/36 (a)(e)	715	688
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(e)	5,024	5,002
Credit Suisse Commercial Mortgage Trust Series 2014-15R Class 7A3, 1.548% 10/26/37 (a)(e)	1,268	1,254
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.0732% 5/27/35 (a)(e)	394	405
CSMC:
floater Series 2015-1R Class 6A1, 1.0361% 5/27/37 (a)(e)	3,558	3,375
Series 2011-2R Class 2A1, 3.0599% 7/27/36 (a)(e)	1,682	1,681
Series 2014-3R Class 2A1, 1.4561% 5/27/37 (a)(e)	850	820
Exeter Automobile Receivables Trust Series 2015-2A Class A, 1.54% 11/15/19 (e)	1,860	1,859
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.0317% 10/25/34 (a)	269	266
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 0.945% 6/21/36 (a)(e)	1,882	1,856
JPMorgan Re-REMIC Trust floater Series 2009-5 Class 2A1, 2.4676% 1/26/37 (a)(e)	22	22
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.4273% 7/25/19 (a)	699	703
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.9261% 2/25/37 (a)	953	906
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 3.1154% 2/26/37 (a)(e)	1,665	1,671
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1.9417% 6/10/19 (a)(e)	11,230	11,228
Nationstar HECM Loan Trust sequential payer Series 2015-2A Class A, 2.8826% 11/25/25 (e)	264	264
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.4196% 3/26/37 (a)(e)	1,076	1,081
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.118% 4/25/33 (a)	55	55
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.4183% 9/25/43 (a)	3,263	3,140
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	78	78
Series 2003-MS5 Class 1A1, 5% 3/25/18	83	83
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 2.8821% 9/25/33 (a)	637	633
Series 2005-AR10 Class 2A15, 3.0521% 6/25/35 (a)	4,068	4,189
Series 2005-AR2 Class 1A2, 3.0446% 3/25/35 (a)	175	163
Series 2006-AR10 Class 3A1, 3.0318% 7/25/36 (a)	255	251
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.1978% 6/27/36 (a)(e)	471	471
Class 2A1, 3.0416% 6/27/36 (a)(e)	635	633
		51,396
U.S. Government Agency - 7.0%
Fannie Mae:
floater Series 2003-118 Class S, 7.3217% 12/25/33 (a)(f)(g)	267	68
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	492	531
Series 1999-32 Class PL, 6% 7/25/29	457	493
Series 1999-33 Class PK, 6% 7/25/29	306	331
Series 2001-52 Class YZ, 6.5% 10/25/31	37	42
Series 2005-39 Class TE, 5% 5/25/35	701	758
Series 2005-73 Class SA, 15.5263% 8/25/35 (a)(g)	50	62
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	478	526
Series 2001-31 Class ZC, 6.5% 7/25/31	213	242
Series 2002-16 Class ZD, 6.5% 4/25/32	76	87
Series 2002-74 Class SV, 6.7717% 11/25/32 (a)(f)	186	32
Series 2012-67 Class AI, 4.5% 7/25/27 (f)	612	73
Series 06-116 Class SG, 5.8617% 12/25/36 (a)(f)(g)	183	38
Series 07-40 Class SE, 5.6617% 5/25/37 (a)(f)(g)	104	20
Series 1993-165 Class SH, 17.5983% 9/25/23 (a)(g)	24	31
Series 2003-21 Class SK, 7.3217% 3/25/33 (a)(f)(g)	74	16
Series 2003-35 Class TQ, 6.7217% 5/25/18 (a)(f)(g)	14	0
Series 2007-57 Class SA, 35.95% 6/25/37 (a)(g)	359	701
Series 2007-66 Class SB, 34.93% 7/25/37 (a)(g)	112	199
Series 2008-12 Class SG, 5.5717% 3/25/38 (a)(f)(g)	556	94
Series 2009-114 Class AI, 5% 12/25/23 (f)	43	0
Series 2009-16 Class SA, 5.4717% 3/25/24 (a)(f)(g)	3	0
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	37	1
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	50	3
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	73	4
Series 2010-12 Class AI, 5% 12/25/18 (f)	171	4
Series 2010-135 Class LS, 5.2717% 12/25/40 (a)(f)(g)	522	83
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	645	76
Series 2010-150 Class ZC, 4.75% 1/25/41	1,357	1,501
Series 2010-23:
Class AI, 5% 12/25/18 (f)	58	1
Class HI, 4.5% 10/25/18 (f)	56	1
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	156	4
Series 2010-95 Class ZC, 5% 9/25/40	2,871	3,201
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	175	12
Series 2011-110 Class SA, 5.8317% 4/25/41 (a)(f)	1,043	165
Series 2011-112 Class SA, 5.7717% 11/25/41 (a)(f)	952	177
Series 2011-123 Class SD, 5.8217% 8/25/39 (a)(f)	910	136
Series 2011-67 Class AI, 4% 7/25/26 (f)	170	17
Series 2011-83 Class DI, 6% 9/25/26 (f)	224	24
Series 2012-100 Class WI, 3% 9/25/27 (f)	1,544	149
Series 2012-14 Class JS, 5.8717% 12/25/30 (a)(f)	572	78
Series 2012-47 Class SD, 5.6717% 5/25/42 (a)(f)	2,016	403
Series 2012-9 Class SH, 5.7717% 6/25/41 (a)(f)	772	116
Series 2013-133 Class IB, 3% 4/25/32 (f)	1,054	102
Series 2013-51 Class GI, 3% 10/25/32 (f)	337	37
Series 2013-N1 Class A, 5.9417% 6/25/35 (a)(f)(g)	582	108
Series 2014-68 Class ID, 3.5% 3/25/34 (f)	766	100
Series 2015-42:
Class IL, 6% 6/25/45 (f)	2,316	553
Class LS, 5.4217% 6/25/45 (a)(f)(g)	2,587	422
Series 2015-70 Class JC, 3% 10/25/45	2,893	2,957
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (f)	31	1
Series 348 Class 14, 6.5% 8/25/34 (a)(f)	148	35
Series 351:
Class 12, 5.5% 4/25/34 (a)(f)	98	19
Class 13, 6% 3/25/34 (f)	130	26
Series 359 Class 19, 6% 7/25/35 (a)(f)	87	17
Series 384 Class 6, 5% 7/25/37 (f)	312	65
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	550	596
Series 2104 Class PG, 6% 12/15/28	154	170
Series 2121 Class MG, 6% 2/15/29	222	239
Series 2154 Class PT, 6% 5/15/29	375	405
Series 2162 Class PH, 6% 6/15/29	57	62
Series 2520 Class BE, 6% 11/15/32	258	279
Series 2585 Class KS, 6.83% 3/15/23 (a)(f)(g)	23	2
Series 2693 Class MD, 5.5% 10/15/33	4,612	5,150
Series 2802 Class OB, 6% 5/15/34	1,196	1,318
Series 3002 Class NE, 5% 7/15/35	429	461
Series 3189 Class PD, 6% 7/15/36	441	499
Series 3415 Class PC, 5% 12/15/37	128	136
Series 3786 Class HI, 4% 3/15/38 (f)	630	55
Series 3806 Class UP, 4.5% 2/15/41	1,090	1,147
Series 3832 Class PE, 5% 3/15/41	960	1,047
Series 70 Class C, 9% 9/15/20	1	1
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	75	84
Series 2135 Class JE, 6% 3/15/29	305	329
Series 2274 Class ZM, 6.5% 1/15/31	132	150
Series 2281 Class ZB, 6% 3/15/30	106	114
Series 2357 Class ZB, 6.5% 9/15/31	257	294
Series 2502 Class ZC, 6% 9/15/32	274	297
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,219
Series 06-3115 Class SM, 5.83% 2/15/36 (a)(f)(g)	145	29
Series 1658 Class GZ, 7% 1/15/24	306	334
Series 2013-4281 Class AI, 4% 12/15/28 (f)	1,393	127
Series 2380 Class SY, 7.43% 11/15/31 (a)(f)(g)	1,035	183
Series 2587 Class IM, 6.5% 3/15/33 (f)	147	35
Series 2844:
Class SC, 41.795% 8/15/24 (a)(g)	9	14
Class SD, 76.44% 8/15/24 (a)(g)	13	27
Series 2933 Class ZM, 5.75% 2/15/35	789	916
Series 2935 Class ZK, 5.5% 2/15/35	1,386	1,560
Series 2947 Class XZ, 6% 3/15/35	528	585
Series 2996 Class ZD, 5.5% 6/15/35	628	715
Series 3055 Class CS, 5.82% 10/15/35 (a)(f)	195	39
Series 3237 Class C, 5.5% 11/15/36	935	1,057
Series 3244 Class SG, 5.89% 11/15/36 (a)(f)(g)	407	77
Series 3284 Class CI, 5.35% 3/15/37 (a)(f)	852	157
Series 3287 Class SD, 5.98% 3/15/37 (a)(f)(g)	556	111
Series 3297 Class BI, 5.99% 4/15/37 (a)(f)(g)	818	168
Series 3336 Class LI, 5.81% 6/15/37(a)(f)	346	62
Series 3772 Class BI, 4.5% 10/15/18 (f)	113	3
Series 3949 Class MK, 4.5% 10/15/34	300	318
Series 3955 Class YI, 3% 11/15/21 (f)	981	47
Series 4055 Class BI, 3.5% 5/15/31 (f)	964	103
Series 4149 Class IO, 3% 1/15/33 (f)	148	19
Series 4314 Class AI, 5% 3/15/34 (f)	397	52
Series 4427 Class LI, 3.5% 2/15/34 (f)	1,648	204
Series 4471 Class PA 4% 12/15/40	4,215	4,410
Series 4476 Class IA, 3.5% 1/15/32 (f)	1,772	164
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	210	238
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,941	3,133
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 5.92% 6/16/37 (a)(f)(g)	196	40
Series 2010-H17 Class FA, 1.1061% 7/20/60 (a)(h)	259	256
Series 2010-H18 Class AF, 0.9467% 9/20/60 (a)(h)	323	320
Series 2010-H19 Class FG, 1.0717% 8/20/60 (a)(h)	356	352
Series 2011-H13 Class FA, 1.1467% 4/20/61 (a)(h)	151	150
Series 2012-H21 Class DF, 1.2967% 5/20/61 (a)(h)	1,250	1,252
planned amortization class Series 2011-136 Class WI, 4.5% 5/20/40 (f)	400	50
sequential payer:
Series 2002-24 Class SK, 7.18% 4/16/32 (a)(f)(g)	961	192
Series 2002-42 Class ZA, 6% 6/20/32	337	380
Series 2004-24 Class ZM, 5% 4/20/34	670	736
Series 2001-3 Class S, 7.33% 2/16/31 (a)(f)	218	39
Series 2001-36:
Class SB, 7.33% 12/16/23 (a)(f)(g)	533	80
Class SP, 7.98% 9/16/26 (a)(f)	328	43
Series 2001-38 Class SB, 6.81% 8/16/31 (a)(f)(g)	347	61
Series 2001-49:
Class SC, 6.83% 12/16/25 (a)(f)(g)	693	99
Class SL, 6.83% 5/16/30 (a)(f)(g)	992	172
Class SV, 7.48% 12/16/28 (a)(f)(g)	86	10
Series 2001-50:
Class SD, 7.4194% 11/20/31 (a)(f)(g)	502	113
Class ST, 6.93% 8/16/27 (a)(f)(g)	228	41
Series 2002-5 Class SP, 6.68% 1/16/32 (a)(f)(g)	338	51
Series 2004-32 Class GS, 5.73% 5/16/34 (a)(f)(g)	322	59
Series 2004-73 Class AL, 6.43% 8/17/34 (a)(f)(g)	127	29
Series 2011-52 Class HI, 7% 4/16/41 (f)	1,350	325
Series 2012-76 Class GS, 5.93% 6/16/42 (a)(f)(g)	604	114
Series 2012-97 Class JS, 5.48% 8/16/42 (a)(f)(g)	2,216	361
Series 2013-124:
Class ES, 7.6259% 4/20/39 (a)(g)	1,322	1,399
Class ST, 7.7593% 8/20/39 (a)(g)	2,668	2,893
Series 2015-H13 Class HA, 2.5% 8/20/64 (h)	11,998	12,121
Series 2015-H17 Class HA, 2.5% 5/20/65 (h)	4,615	4,664
Series 2017-H06 Class FA, 1.17% 8/20/66 (a)(h)	6,693	6,700
		76,985
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $127,599)		128,381

Commercial Mortgage Securities - 5.6%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6783% 2/14/43 (a)(f)	356	5
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (e)	1,648	1,690
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1.0661% 7/25/37 (a)(e)	32	25
Class M2, 1.0961% 7/25/37 (a)(e)	34	26
Class M3, 1.1261% 7/25/37 (a)(e)	55	41
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class A, 2.167% 12/15/27 (a)(e)	5,940	5,953
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9747% 9/10/58 (a)(f)	22,811	1,401
Series 2016-P6 Class XA, 0.8424% 12/10/49 (a)(f)	22,662	1,170
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.2622% 8/10/47 (a)(f)	26,349	1,545
Series 2014-CR20 Class XA, 1.1851% 11/10/47 (a)(f)	13,011	789
Series 2014-LC17 Class XA, 0.9822% 10/10/47 (a)(f)	14,781	635
Series 2014-UBS4 Class XA, 1.2483% 8/10/47 (a)(f)	21,859	1,339
Series 2014-UBS6 Class XA, 1.0507% 12/10/47 (a)(f)	15,243	833
Series 2015-DC1 Class XA, 1.1732% 2/10/48 (a)(f)	37,607	2,320
CSMC Series 2015-TOWN:
Class A, 2.0172% 3/15/28 (a)(e)	7,804	7,794
Class B, 2.6672% 3/15/28 (a)(e)	185	185
Class C, 3.0172% 3/15/28 (a)(e)	180	180
Class D, 3.9672% 3/15/28 (a)(e)	273	273
Freddie Mac Series K723 Class A1, 2.292% 4/25/23	2,182	2,173
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 2.004% 12/15/34 (a)(e)	2,334	2,343
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	40	40
Series 2007-C1 Class A1A, 5.483% 12/10/49	1,662	1,662
GS Mortgage Securities Trust:
floater Series 2014-GSFL Class A, 1.7672% 7/15/31 (a)(e)	213	212
Series 2013-GC12 Class XA, 1.6793% 6/10/46 (a)(f)	7,569	492
Series 2014-GC20 Class XA, 1.1537% 4/10/47 (a)(f)	19,286	1,063
Series 2015-GC34 Class XA, 1.3693% 10/10/48 (a)(f)	10,613	901
Hyatt Hotel Portfolio Trust floater Series 2015-HYT Class A, 2.018% 11/15/29 (a)(e)	844	846
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.1914% 4/15/47 (a)(f)	6,687	235
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH Class A, 1.67% 4/15/27 (a)(e)	4,604	4,551
sequential payer Series 2007-LD11 Class A4, 5.7592% 6/15/49 (a)	2,251	2,256
Series 2007-CB20 Class A1A, 5.746% 2/12/51	1,773	1,797
Series 2016-WP Class TA, 2.2172% 10/15/33 (a)(e)	769	776
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-6 Class A4, 5.485% 3/12/51 (a)	85	85
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.1459% 10/15/48 (a)(f)	13,759	994
Morgan Stanley Capital I Trust sequential payer Series 2007-IQ15 Class A4, 5.9037% 6/11/49 (a)	1,079	1,089
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(e)	1,220	1,218
SCG Trust Series 2013-SRP1 Class A, 2.3539% 11/15/26 (a)(e)	2,783	2,782
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C31 Class A5, 5.5% 4/15/47	7,211	7,206
Series 2007-C32 Class A3, 5.7165% 6/15/49 (a)	659	660
Series 2007-C33 Class A4, 5.9654% 2/15/51 (a)	615	616
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.1108% 11/15/48 (a)(f)	11,093	769
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9677% 11/15/47 (a)(f)	8,608	443
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $62,797)		61,413
	Shares	Value (000s)

Money Market Funds - 1.1%
Fidelity Cash Central Fund, 0.60% (i)
(Cost $11,912)	11,908,675	11,911
TOTAL INVESTMENT PORTFOLIO - 118.1%
(Cost $1,296,894)		1,294,293
NET OTHER ASSETS (LIABILITIES) - (18.1)%		(197,945)
NET ASSETS - 100%		$1,096,348

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3% 3/1/32	$(8,200)	$(8,429)
3% 3/1/32	(1,000)	(1,028)
3% 3/1/47	(1,000)	(993)
3.5% 3/1/47	(1,000)	(1,025)
3.5% 3/1/47	(500)	(512)
3.5% 3/1/47	(3,400)	(3,484)
4% 3/1/47	(5,300)	(5,569)
4% 3/1/47	(2,600)	(2,732)
4.5% 3/1/47	(5,100)	(5,480)

TOTAL FANNIE MAE		(29,252)

Freddie Mac
3% 3/1/47	(10,000)	(9,921)
3% 3/1/47	(10,000)	(9,921)
3% 3/1/47	(18,200)	(18,055)

TOTAL FREDDIE MAC		(37,897)

TOTAL TBA SALE COMMITMENTS
(Proceeds $67,230)		$(67,149)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
61 CBOT 5-Year U.S. Treasury Note Contracts (United States)	June 2017	7,180	$28
Sold
Treasury Contracts
98 CBOT 10-Year U.S. Treasury Note Contracts (United States)	June 2017	12,209	(54)
89 CBOT 2-Year U.S. Treasury Note Contracts (United States)	June 2017	19,260	(18)
22 CBOT Long Term U.S. Treasury Bond Contracts (United States)	June 2017	3,336	(34)
12 CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	June 2017	1,941	(22)
TOTAL SOLD			(128)
TOTAL FUTURES CONTRACTS			$(100)

The face value of futures purchased as a percentage of Net Assets is 0.7%

The face value of futures sold as a percentage of Net Assets is 3.4%

For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $47,575,000.

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $379,000.

 (d) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $133,000.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $102,363,000 or 9.3% of net assets.

 (f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (g) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (h) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$66
Fidelity Mortgage Backed Securities Central Fund	1
Total	$67

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$86	$1	$84	$--	0.0%
Total	$86	$1	$84	$--

Investment Valuation

The following is a summary of the inputs used, as of February 28, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$1,052,705	$--	$1,052,705	$--
Asset-Backed Securities	39,883	--	39,883	--
Collateralized Mortgage Obligations	128,381	--	128,381	--
Commercial Mortgage Securities	61,413	--	61,413	--
Money Market Funds	11,911	11,911	--	--
Total Investments in Securities:	$1,294,293	$11,911	$1,282,382	$--
Derivative Instruments:
Assets
Futures Contracts	$28	$28	$--	$--
Total Assets	$28	$28	$--	$--
Liabilities
Futures Contracts	$(128)	$(128)	$--	$--
Total Liabilities	$(128)	$(128)	$--	$--
Total Derivative Instruments:	$(100)	$(100)	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(67,149)	$--	$(67,149)	$--
Total Other Financial Instruments:	$(67,149)	$--	$(67,149)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of February 28, 2017. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
(Amounts in thousands)
Interest Rate Risk
Futures Contracts(a)	$28	$(128)
Total Interest Rate Risk	28	(128)
Total Value of Derivatives	$28	$(128)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin for derivative instruments, and the net cumulative appreciation (depreciation) is included in net unrealized appreciation (depreciation).

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)		February 28, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,284,982)	$1,282,382
Fidelity Central Funds (cost $11,912)	11,911
Total Investments (cost $1,296,894)		$1,294,293
Cash		282
Receivable for investments sold		312
Receivable for TBA sale commitments		67,230
Receivable for fund shares sold		451
Interest receivable		3,321
Distributions receivable from Fidelity Central Funds		10
Total assets		1,365,899
Liabilities
Payable for investments purchased
Regular delivery	$12,946
Delayed delivery	187,076
TBA sale commitments, at value	67,149
Payable for fund shares redeemed	1,177
Distributions payable	72
Accrued management fee	283
Distribution and service plan fees payable	26
Payable for daily variation margin for derivative instruments	15
Other affiliated payables	138
Other payables and accrued expenses	669
Total liabilities		269,551
Net Assets		$1,096,348
Net Assets consist of:
Paid in capital		$1,174,151
Distributions in excess of net investment income		(4,623)
Accumulated undistributed net realized gain (loss) on investments		(70,560)
Net unrealized appreciation (depreciation) on investments		(2,620)
Net Assets		$1,096,348
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($39,367 ÷ 3,520.0 shares)		$11.18
Maximum offering price per share (100/96.00 of $11.18)		$11.65
Class T:
Net Asset Value and redemption price per share ($21,287 ÷ 1,899.6 shares)		$11.21
Maximum offering price per share (100/96.00 of $11.21)		$11.68
Class C:
Net Asset Value and offering price per share ($15,764 ÷ 1,411.7 shares)(a)		$11.17
Fidelity Mortgage Securities Fund:
Net Asset Value, offering price and redemption price per share ($943,926 ÷ 84,188.7 shares)		$11.21
Class I:
Net Asset Value, offering price and redemption price per share ($76,004 ÷ 6,803.0 shares)		$11.17

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended February 28, 2017 (Unaudited)
Investment Income
Interest		$12,895
Income from Fidelity Central Funds		67
Total income		12,962
Expenses
Management fee	$1,713
Transfer agent fees	607
Distribution and service plan fees	172
Fund wide operations fee	222
Independent trustees' fees and expenses	2
Miscellaneous	3
Total expenses before reductions	2,719
Expense reductions	–	2,719
Net investment income (loss)		10,243
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(3,800)
Fidelity Central Funds	(2)
Futures contracts	1,279
Swaps	25
Total net realized gain (loss)		(2,498)
Change in net unrealized appreciation (depreciation) on: Investment securities	(20,122)
Futures contracts	(165)
Swaps	(42)
Delayed delivery commitments	70
Total change in net unrealized appreciation (depreciation)		(20,259)
Net gain (loss)		(22,757)
Net increase (decrease) in net assets resulting from operations		$(12,514)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2017 (Unaudited)	Year ended August 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,243	$23,905
Net realized gain (loss)	(2,498)	10,209
Change in net unrealized appreciation (depreciation)	(20,259)	6,345
Net increase (decrease) in net assets resulting from operations	(12,514)	40,459
Distributions to shareholders from net investment income	(12,445)	(25,324)
Distributions to shareholders from net realized gain	–	(552)
Total distributions	(12,445)	(25,876)
Share transactions - net increase (decrease)	2,782	101,086
Total increase (decrease) in net assets	(22,177)	115,669
Net Assets
Beginning of period	1,118,525	1,002,856
End of period	$1,096,348	$1,118,525
Other Information
Distributions in excess of net investment income end of period	$(4,623)	$(2,421)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class A

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.44	$11.29	$11.24	$10.89	$11.34	$11.14
Income from Investment Operations
Net investment income (loss)A	.088	.217	.223	.239	.169	.278
Net realized and unrealized gain (loss)	(.238)	.173	.047	.341	(.457)	.206
Total from investment operations	(.150)	.390	.270	.580	(.288)	.484
Distributions from net investment income	(.110)	(.234)	(.217)	(.230)	(.162)	(.284)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.110)	(.240)	(.220)	(.230)	(.162)	(.284)
Net asset value, end of period	$11.18	$11.44	$11.29	$11.24	$10.89	$11.34
Total ReturnB,C,D	(1.31)%	3.49%	2.41%	5.37%	(2.57)%	4.41%
Ratios to Average Net AssetsE,F
Expenses before reductions	.79%G	.79%	.81%	.81%	.79%	.81%
Expenses net of fee waivers, if any	.79%G	.79%	.81%	.81%	.79%	.81%
Expenses net of all reductions	.79%G	.79%	.81%	.81%	.79%	.81%
Net investment income (loss)	1.57%G	1.92%	1.97%	2.15%	1.51%	2.48%
Supplemental Data
Net assets, end of period (in millions)	$39	$49	$38	$41	$50	$60
Portfolio turnover rateH	370%G	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class T

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.46	$11.31	$11.27	$10.92	$11.37	$11.16
Income from Investment Operations
Net investment income (loss)A	.087	.218	.225	.242	.173	.281
Net realized and unrealized gain (loss)	(.227)	.172	.037	.340	(.458)	.216
Total from investment operations	(.140)	.390	.262	.582	(.285)	.497
Distributions from net investment income	(.110)	(.234)	(.219)	(.232)	(.165)	(.287)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.110)	(.240)	(.222)	(.232)	(.165)	(.287)
Net asset value, end of period	$11.21	$11.46	$11.31	$11.27	$10.92	$11.37
Total ReturnB,C,D	(1.23)%	3.48%	2.33%	5.38%	(2.54)%	4.52%
Ratios to Average Net AssetsE,F
Expenses before reductions	.80%G	.80%	.79%	.79%	.77%	.78%
Expenses net of fee waivers, if any	.80%G	.79%	.79%	.79%	.77%	.78%
Expenses net of all reductions	.80%G	.79%	.79%	.79%	.77%	.78%
Net investment income (loss)	1.56%G	1.92%	1.98%	2.17%	1.53%	2.50%
Supplemental Data
Net assets, end of period (in millions)	$21	$25	$20	$22	$26	$31
Portfolio turnover rateH	370%G	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class C

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.42	$11.27	$11.23	$10.88	$11.33	$11.12
Income from Investment Operations
Net investment income (loss)A	.045	.133	.141	.160	.088	.197
Net realized and unrealized gain (loss)	(.228)	.172	.037	.342	(.457)	.217
Total from investment operations	(.183)	.305	.178	.502	(.369)	.414
Distributions from net investment income	(.067)	(.149)	(.135)	(.152)	(.081)	(.204)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.067)	(.155)	(.138)	(.152)	(.081)	(.204)
Net asset value, end of period	$11.17	$11.42	$11.27	$11.23	$10.88	$11.33
Total ReturnB,C,D	(1.60)%	2.72%	1.59%	4.64%	(3.28)%	3.76%
Ratios to Average Net AssetsE,F
Expenses before reductions	1.55%G	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of fee waivers, if any	1.55%G	1.54%	1.53%	1.52%	1.52%	1.53%
Expenses net of all reductions	1.55%G	1.54%	1.53%	1.52%	1.52%	1.53%
Net investment income (loss)	.81%G	1.17%	1.25%	1.44%	.78%	1.76%
Supplemental Data
Net assets, end of period (in millions)	$16	$19	$16	$17	$17	$18
Portfolio turnover rateH	370%G	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the contingent deferred sales charge.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Mortgage Securities Fund

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.47	$11.31	$11.27	$10.92	$11.37	$11.17
Income from Investment Operations
Net investment income (loss)A	.107	.257	.264	.279	.209	.318
Net realized and unrealized gain (loss)	(.238)	.182	.037	.341	(.458)	.206
Total from investment operations	(.131)	.439	.301	.620	(.249)	.524
Distributions from net investment income	(.129)	(.273)	(.258)	(.270)	(.201)	(.324)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.129)	(.279)	(.261)	(.270)	(.201)	(.324)
Net asset value, end of period	$11.21	$11.47	$11.31	$11.27	$10.92	$11.37
Total ReturnB,C	(1.14)%	3.93%	2.68%	5.73%	(2.23)%	4.77%
Ratios to Average Net AssetsD,E
Expenses before reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%F	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%F	.45%	.45%	.45%	.45%	.45%
Net investment income (loss)	1.91%F	2.26%	2.33%	2.51%	1.85%	2.84%
Supplemental Data
Net assets, end of period (in millions)	$944	$948	$856	$785	$778	$850
Portfolio turnover rateG	370%F	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Advisor Mortgage Securities Fund Class I

	Six months ended (Unaudited) February 28,	Years ended August 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$11.43	$11.27	$11.23	$10.88	$11.33	$11.13
Income from Investment Operations
Net investment income (loss)A	.104	.250	.256	.271	.200	.311
Net realized and unrealized gain (loss)	(.238)	.182	.038	.342	(.456)	.207
Total from investment operations	(.134)	.432	.294	.613	(.256)	.518
Distributions from net investment income	(.126)	(.266)	(.251)	(.263)	(.194)	(.318)
Distributions from net realized gain	–	(.006)	(.003)	–	–	–
Total distributions	(.126)	(.272)	(.254)	(.263)	(.194)	(.318)
Net asset value, end of period	$11.17	$11.43	$11.27	$11.23	$10.88	$11.33
Total ReturnB,C	(1.17)%	3.88%	2.64%	5.69%	(2.30)%	4.73%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%F	.50%	.50%	.51%	.51%	.50%
Expenses net of fee waivers, if any	.49%F	.50%	.50%	.51%	.51%	.50%
Expenses net of all reductions	.49%F	.50%	.50%	.51%	.51%	.50%
Net investment income (loss)	1.87%F	2.21%	2.28%	2.45%	1.79%	2.79%
Supplemental Data
Net assets, end of period (in millions)	$76	$79	$72	$48	$34	$12
Portfolio turnover rateG	370%F	404%	439%	398%	474%	451%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses of any underlying non-money market Fidelity Central Funds were less than .005%.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended February 28, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Advisor Mortgage Securities Fund (the Fund) is a fund of Fidelity Advisor Series II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Fidelity Mortgage Securities Fund and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All prior fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period September 1, 2015 through June 24, 2016.

In March 2017, the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of February 28, 2017 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, swap agreements, market discount, partnerships (including allocations from Fidelity Central Funds), deferred trustees compensation, capital loss carryforwards and wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$9,331
Gross unrealized depreciation	(11,952)
Net unrealized appreciation (depreciation) on securities	$(2,621)
Tax cost	$1,296,914

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(67,969)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Futures Contracts	1,279	(165)
Swaps	25	(42)
Total Interest Rate Risk	1,304	(207)

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

Centrally cleared OTC swaps require a fund to deposit either cash or securities (initial margin) with the FCM, at the instruction of and for the benefit of the clearinghouse. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. Centrally cleared OTC swaps are marked-to-market daily and subsequent payments (variation margin) are made or received depending on the daily fluctuations in the value of the swaps and are recorded as unrealized appreciation or (depreciation). These daily payments, if any, are included in receivable or payable for daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Any premiums for centrally cleared OTC swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation) in the Statement of Assets and Liabilities. Any premiums are recognized as realized gain (loss) upon termination or maturity of the swap.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps."

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Purchases and Sales of Investments.

Purchases and sales of securities (including the Fixed-Income Central Funds), other than short-term securities and U.S. government securities, aggregated $46,467 and $72,907, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .31% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$55	$2
Class T	-%	.25%	29	14
Class C	.75%	.25%	88	12
			$172	$28

Sales Load. FDC may receive a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T and Class C redemptions. The deferred sales charges are 1.00% for Class C shares, .75% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$–
Class T	–(a)
Class C(b)	2
$2

 (a) In the amount of less than five hundred dollars.

 (b) When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Fidelity Mortgage Securities Fund. FIIOC receives an asset-based fee of .10% of Fidelity Mortgage Securities Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$41.19
Class T	23.20
Class C	17.19
Fidelity Mortgage Securities Fund	472.10
Class I	54.14
	$607

 (a) Annualized

Fund Wide Operations Fee. Pursuant to the Fund Wide Operations and Expense Agreement (FWOE), the investment adviser has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% of the Fund's average net assets less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annualized rate of .04% of average net assets.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by an amount less than five hundred dollars.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended February 28, 2017	Year ended August 31, 2016
From net investment income
Class A	$426	$861
Class T	223	483
Class B	–	8
Class C	105	232
Fidelity Mortgage Securities Fund	10,824	21,950
Class I	867	1,790
Total	$12,445	$25,324
From net realized gain
Class A	$–	$20
Class T	–	13
Class B	–	–(a)
Class C	–	9
Fidelity Mortgage Securities Fund	–	471
Class I	–	39
Total	$–	$552

 (a) In the amount of less than five hundred dollars.

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended February 28, 2017	Year ended August 31, 2016	Six months ended February 28, 2017	Year ended August 31, 2016
Class A
Shares sold	327	1,855	$3,711	$21,074
Reinvestment of distributions	35	70	389	792
Shares redeemed	(1,093)	(1,066)	(12,326)	(12,097)
Net increase (decrease)	(731)	859	$(8,226)	$9,769
Class T
Shares sold	75	1,069	$851	$12,171
Reinvestment of distributions	19	42	212	474
Shares redeemed	(347)	(769)	(3,917)	(8,717)
Net increase (decrease)	(253)	342	$(2,854)	$3,928
Class B
Shares sold	–	10	$–	$102
Reinvestment of distributions	–	–(a)	–	5
Shares redeemed	–	(84)	–	(944)
Net increase (decrease)	–	(74)	$–	$(837)
Class C
Shares sold	181	756	$2,025	$8,561
Reinvestment of distributions	8	18	92	204
Shares redeemed	(431)	(499)	(4,825)	(5,659)
Net increase (decrease)	(242)	275	$(2,708)	$3,106
Fidelity Mortgage Securities Fund
Shares sold	14,783	24,692	$166,379	$280,765
Reinvestment of distributions	906	1,859	10,212	21,143
Shares redeemed	(14,148)	(19,583)	(159,115)	(222,910)
Net increase (decrease)	1,541	6,968	$17,476	$78,998
Class I
Shares sold	300	1,158	$3,376	$13,096
Reinvestment of distributions	76	158	852	1,786
Shares redeemed	(458)	(773)	(5,134)	(8,760)
Net increase (decrease)	(82)	543	$(906)	$6,122

 (a) In the amount of less than five hundred dollars.

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 15% of the total outstanding shares of the Fund.

12. Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2016 to February 28, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period-B September 1, 2016 to February 28, 2017
Class A	.79%
Actual		$1,000.00	$986.90	$3.89
Hypothetical-C		$1,000.00	$1,020.88	$3.96
Class T	.80%
Actual		$1,000.00	$987.70	$3.94
Hypothetical-C		$1,000.00	$1,020.83	$4.01
Class C	1.55%
Actual		$1,000.00	$984.00	$7.62
Hypothetical-C		$1,000.00	$1,017.11	$7.75
Fidelity Mortgage Securities Fund	.45%
Actual		$1,000.00	$988.60	$2.22
Hypothetical-C		$1,000.00	$1,022.56	$2.26
Class I	.49%
Actual		$1,000.00	$988.30	$2.42
Hypothetical-C		$1,000.00	$1,022.36	$2.46

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in each Class' annualized expense ratio. In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying non-money market Fidelity Central Funds as of their most recent fiscal half year were less than .005%.

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Advisor Mortgage Securities Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2016 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by FMR, the sub-advisers (together with FMR, the Investment Advisers), and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) eliminating redemption fees for certain variable insurance product funds and classes; (vii) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (viii) launching a lower cost share class for use by the Freedom Index Fund product line; (ix) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (x) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (xi) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; (xii) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure; and (xiii) implementing changes to Fidelity's money market fund product line in response to recent regulatory reforms.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of the Investment Advisers about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a securities market index ("benchmark index") and a peer group of funds with similar objectives ("peer group"), if any. In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, and on net performance (after fees and expenses) compared to peer groups, as applicable, over the same periods, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the potential for incremental return versus the fund's benchmark index weighed against the risks involved in obtaining that incremental return, including the risk of diminished or negative total returns; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index or peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate benchmark index and peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Advisor Mortgage Securities Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2015.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each class ranked below the competitive median for 2015.

The Board considered that the current contractual arrangements for the fund have the effect of setting the total "fund-level" (but not "class-level") expenses (including, among certain other "fund-level" expenses, the management fee) for each class at 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under FMR's management plus the assets of sector funds previously under FMR's management). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board noted, however, that because the current contractual arrangements set the total "fund-level" expenses for each class at 0.35%, increases or decreases in the management fee due to changes in the group fee rate will not impact the total expense ratio.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes as well as contractual waivers in place for certain funds; (vi) the methodology with respect to competitive fund data and peer group classifications; (vii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (viii) Fidelity's long-term expectations for its offerings in the workplace investing channel; (ix) new developments in the retail and institutional marketplaces; (x) the approach to considering "fall-out" benefits; and (xi) the impact of money market reform on Fidelity's money market funds, including with respect to costs and profitability. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

MOR-SANN-0417
1.703537.119

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series II’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	May 1, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	May 1, 2017